UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Life Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.9%

AUTOMOBILES & COMPONENTS - 0.4%
1,480	*,e	Tesla, Inc	$393,872

		TOTAL AUTOMOBILES & COMPONENTS	393,872

BANKS - 1.0%
35,253		Bank of America Corp	1,057,238

		TOTAL BANKS	1,057,238

CAPITAL GOODS - 6.9%
4,469		3M Co	981,035
5,313		Airbus SE	615,020
4,939		Boeing Co	1,619,399
6,499		Caterpillar, Inc	957,823
1,934		Northrop Grumman Corp	675,198
5,898		Parker-Hannifin Corp	1,008,735
3,210		Roper Industries, Inc	901,015
2,397	*	United Rentals, Inc	414,034

		TOTAL CAPITAL GOODS	7,172,259

CONSUMER DURABLES & APPAREL - 1.3%
5,294	*	Lululemon Athletica, Inc	471,801
17,538		Tapestry, Inc	922,674

		TOTAL CONSUMER DURABLES & APPAREL	1,394,475

CONSUMER SERVICES - 4.5%
14,020		Marriott International, Inc (Class A)	1,906,440
38,943		Starbucks Corp	2,254,410
2,827		Wynn Resorts Ltd	515,532

		TOTAL CONSUMER SERVICES	4,676,382

DIVERSIFIED FINANCIALS - 1.2%
4,861		Goldman Sachs Group, Inc	1,224,291

		TOTAL DIVERSIFIED FINANCIALS	1,224,291

ENERGY - 1.4%
6,399	*	Concho Resources, Inc	961,962
5,045		EOG Resources, Inc	531,087

		TOTAL ENERGY	1,493,049

FOOD & STAPLES RETAILING - 1.7%
19,802		Wal-Mart Stores, Inc	1,761,784

		TOTAL FOOD & STAPLES RETAILING	1,761,784

FOOD, BEVERAGE & TOBACCO - 0.3%
6,128	*	Monster Beverage Corp	350,583

		TOTAL FOOD, BEVERAGE & TOBACCO	350,583

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
3,473		Abbott Laboratories	208,102
14,564	*	Cerner Corp	844,712
6,412	*	Edwards Lifesciences Corp	894,602

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

5,401	*	Intuitive Surgical, Inc	$2,229,695
4,911	*,g	Siemens Healthineers AG.	201,828
5,211		Stryker Corp	838,554

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,217,493

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
7,483		Estee Lauder Cos (Class A)	1,120,355

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,120,355

MATERIALS - 2.1%
5,328		Praxair, Inc	768,831
3,678		Sherwin-Williams Co	1,442,217

		TOTAL MATERIALS	2,211,048

MEDIA - 1.0%
27	*,m	Rovi Guides, Inc	95
10,071		Walt Disney Co	1,011,531

		TOTAL MEDIA	1,011,626

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
9,342	*	Alexion Pharmaceuticals, Inc	1,041,259
3,266		Bristol-Myers Squibb Co	206,575
4,557		Gilead Sciences, Inc	343,552
4,802	*	Illumina, Inc	1,135,289
6,376	*	Jazz Pharmaceuticals plc	962,712
3,012		Lonza Group AG.	710,347
16,888		Novo Nordisk AS	830,651
5,580	*	Vertex Pharmaceuticals, Inc	909,428
11,749		Zoetis, Inc	981,159

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,120,972

RETAILING - 11.5%
3,571	*	Amazon.com, Inc	5,168,451
7,983		Expedia, Inc	881,403
2,026		Gap, Inc	63,211
11,975		Home Depot, Inc	2,134,424
2,077		Kering	996,164
7,031	*	NetFlix, Inc	2,076,606
3,002	*	Ulta Beauty, Inc	613,219

		TOTAL RETAILING	11,933,478

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
15,277	*,e	Advanced Micro Devices, Inc	153,534
27,311		Applied Materials, Inc	1,518,765
8,663		Broadcom Ltd	2,041,436
5,860		NVIDIA Corp	1,357,117
21,307		Xilinx, Inc	1,539,218

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,610,070

SOFTWARE & SERVICES - 38.2%
21,725		Activision Blizzard, Inc	1,465,569
13,942	*	Adobe Systems, Inc	3,012,587
10,704	*	Alibaba Group Holding Ltd (ADR)	1,964,612
1,957	*	Alphabet, Inc (Class A)	2,029,683
3,149	*	Alphabet, Inc (Class C)	3,249,107
443		Automatic Data Processing, Inc	50,271
1,645	*	Dropbox, Inc	51,406
26,699	*	eBay, Inc	1,074,368
19,361	*,n	Facebook, Inc	3,093,694
6,429	*	Gartner, Inc	756,179
6,556	*	GoDaddy, Inc	402,669

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

2,002	*	Guidewire Software, Inc	$161,822
7,337	*	IAC/InterActiveCorp	1,147,360
16,313		Intuit, Inc	2,827,859
16,790		MasterCard, Inc (Class A)	2,940,936
66,293		Microsoft Corp	6,050,562
26,618	*	PayPal Holdings, Inc	2,019,508
3,990	*	Red Hat, Inc	596,545
23,563	*	salesforce.com, Inc	2,740,377
1,705	*	Square, Inc	83,886
9,203		Tencent Holdings Ltd	494,013
30,065	*	Twitter, Inc	872,186
22,411		Visa, Inc (Class A)	2,680,804

		TOTAL SOFTWARE & SERVICES	39,766,003

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
17,640	n	Apple, Inc	2,959,639
35,984		Cisco Systems, Inc	1,543,354
2,010		Motorola, Inc	211,653
10,238		TE Connectivity Ltd	1,022,776

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,737,422

TRANSPORTATION - 1.6%
4,843		FedEx Corp	1,162,853
3,901		Union Pacific Corp	524,411

		TOTAL TRANSPORTATION	1,687,264

		TOTAL COMMON STOCKS	101,939,664

		(Cost $65,782,626)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.8%

GOVERNMENT AGENCY DEBT - 2.3%
$ 2,350,000		Federal Home Loan Bank (FHLB)	1.400%	04/02/18	2,350,000

		TOTAL GOVERNMENT AGENCY DEBT			2,350,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
540,775	c	State Street Navigator Securities Lending Government Money Market Portfolio			540,775

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			540,775

		TOTAL SHORT-TERM INVESTMENTS			2,890,775

		(Cost $2,890,684)
		TOTAL INVESTMENTS - 100.7%			104,830,439
		(Cost $68,673,310)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(733,870)

		NET ASSETS - 100.0%			$104,096,569

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $541,877.

g	Security is exempt from registration under Rule 144(A) of the securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities amounted to $201,828 or 0.2% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Written options outstanding as of March 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Facebook, Inc, Put	20	$(5,688)	$135	5/4/18	$(2,440)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.5%
6,062		Delphi Automotive plc	$515,088
5,130		Delphi Technologies plc	244,445

		TOTAL AUTOMOBILES & COMPONENTS	759,533

BANKS - 8.3%
94,407		Bank of America Corp	2,831,266
26,056		Citigroup, Inc	1,758,780
19,892		Citizens Financial Group, Inc	835,066
9,859		Comerica, Inc	945,774
37,248		Huntington Bancshares, Inc	562,445
45,060		ING Groep NV	760,396
29,776		JPMorgan Chase & Co	3,274,467
6,990		PNC Financial Services Group, Inc	1,057,168

		TOTAL BANKS	12,025,362

CAPITAL GOODS - 9.1%
4,134		3M Co	907,496
3,930	n	Boeing Co	1,288,568
10,197		Caterpillar, Inc	1,502,834
28,262		CNH Industrial NV (NYSE)	350,449
2,772	n	Deere & Co	430,547
3,275	n	Dover Corp	321,671
16,312	*	Evoqua Water Technologies Corp	347,283
5,242		Fortive Corp	406,360
17,863	n	General Electric Co	240,793
2,816		Harris Corp	454,164
11,719	n	Honeywell International, Inc	1,693,513
9,606		ITT, Inc	470,502
3,282	n	Northrop Grumman Corp	1,145,812
5,014	n	Parker-Hannifin Corp	857,544
5,536		Raytheon Co	1,194,779
2,462	n	Rockwell Automation, Inc	428,880
2,354		Schneider Electric S.A.	207,296
1,696		W.W. Grainger, Inc	478,730
2,738	*,n	WABCO Holdings, Inc	366,536

		TOTAL CAPITAL GOODS	13,093,757

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
12,389		Waste Management, Inc	1,042,163

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,042,163

CONSUMER DURABLES & APPAREL - 2.7%
4,160	n	Hasbro, Inc	350,688
3,605	*	Lululemon Athletica, Inc	321,278
2,645	*,n	Mohawk Industries, Inc	614,222
5,078	n	PVH Corp	768,961
9,429		Sony Corp	463,910
14,005	*,g	Spin Master Corp	576,571
16,073		Tapestry, Inc	845,600

		TOTAL CONSUMER DURABLES & APPAREL	3,941,230

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.5%
11,578		Carnival Corp	$759,285
1,007	*,n	Chipotle Mexican Grill, Inc (Class A)	325,372
4,767	*	Dave & Buster’s Entertainment, Inc	198,974
3,920		Las Vegas Sands Corp	281,848
3,260	n	Wynn Resorts Ltd	594,494

		TOTAL CONSUMER SERVICES	2,159,973

DIVERSIFIED FINANCIALS - 2.4%
13,983		Blackstone Group LP	446,757
6,485	n	CME Group, Inc	1,048,884
25,683		Morgan Stanley	1,385,854
12,210		Voya Financial, Inc	616,605

		TOTAL DIVERSIFIED FINANCIALS	3,498,100

ENERGY - 6.5%
17,936	n	Chevron Corp	2,045,421
6,749	*,n	Concho Resources, Inc	1,014,577
18,977	*	Continental Resources, Inc	1,118,694
9,241		Delek US Holdings, Inc	376,109
6,458	*	Diamondback Energy, Inc	817,066
12,575		EOG Resources, Inc	1,323,770
17,506	n	Halliburton Co	821,732
19,482	*	Parsley Energy, Inc	564,783
15,412	*	RSP Permian, Inc	722,515
41,008	*	WPX Energy, Inc	606,098

		TOTAL ENERGY	9,410,765

FOOD & STAPLES RETAILING - 0.9%
12,351		Kroger Co	295,683
10,803	n	Wal-Mart Stores, Inc	961,143

		TOTAL FOOD & STAPLES RETAILING	1,256,826

FOOD, BEVERAGE & TOBACCO - 6.8%
26,910		Coca-Cola Co	1,168,701
16,714		Coca-Cola European Partners plc (Class A)	696,305
15,375		ConAgra Foods, Inc	567,030
3,246		Constellation Brands, Inc (Class A)	739,828
5,115		Costco Wholesale Corp	963,820
7,999		Diageo plc	270,524
4,543		Fresh Del Monte Produce, Inc	205,525
2,144		Heineken NV	230,596
12,153		Kraft Heinz Co	757,010
5,055		Lamb Weston Holdings, Inc	294,302
18,294		Mondelez International, Inc	763,409
17,414	*,n	Monster Beverage Corp	996,255
6,099		PepsiCo, Inc	665,706
10,876		Philip Morris International, Inc	1,081,074
7,017		Pinnacle Foods, Inc	379,620

		TOTAL FOOD, BEVERAGE & TOBACCO	9,779,705

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
21,783		Abbott Laboratories	1,305,237
3,985		Anthem, Inc	875,504
12,774		Baxter International, Inc	830,821
37,552	*	Boston Scientific Corp	1,025,921
3,202	*	Edwards Lifesciences Corp	446,743
3,090		Humana, Inc	830,685
2,742	*	Idexx Laboratories, Inc	524,791
1,944	*	Intuitive Surgical, Inc	802,541
5,406		Stryker Corp	869,934

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

4,234	n	Universal Health Services, Inc (Class B)	$501,348
2,890	*,n	WellCare Health Plans, Inc	559,591
5,166	n	Zimmer Biomet Holdings, Inc	563,301

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	9,136,417

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
4,062	*,n	Central Garden & Pet Co	174,666
14,463		Colgate-Palmolive Co	1,036,708
4,517		Estee Lauder Cos (Class A)	676,285
2,183		L’Oreal S.A.	493,049
9,763		Procter & Gamble Co	774,011

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,154,719

INSURANCE - 1.2%
16,726		American International Group, Inc	910,229
5,100	*	Athene Holding Ltd	243,831
3,634		Chubb Ltd	497,022

		TOTAL INSURANCE	1,651,082

MATERIALS - 4.0%
27,145		DowDuPont, Inc	1,729,408
4,952		Eastman Chemical Co	522,832
8,677	n	FMC Corp	664,398
7,419	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	130,352
5,671	e	Nutrien Ltd	268,011
7,885	n	Praxair, Inc	1,137,805
1,579	n	Sherwin-Williams Co	619,158
6,465		Steel Dynamics, Inc	285,882
11,510	*	Summit Materials, Inc	348,523

		TOTAL MATERIALS	5,706,369

MEDIA - 1.9%
20,408		Comcast Corp (Class A)	697,341
4,925	n	Time Warner, Inc	465,807
12,917		Walt Disney Co	1,297,384
8,844	n	World Wrestling Entertainment, Inc (Class A)	318,472

		TOTAL MEDIA	2,779,004

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
12,095	n	AbbVie, Inc	1,144,792
5,888	*,e	Acadia Pharmaceuticals, Inc	132,303
4,559	n	Allergan plc	767,234
12,974		AstraZeneca plc (ADR)	453,701
4,615	*	BioMarin Pharmaceutical, Inc	374,138
2,358	*,n	Bluebird Bio, Inc	402,629
12,104		Bristol-Myers Squibb Co	765,578
5,901		Eli Lilly & Co	456,560
3,211	*	Exact Sciences Corp	129,500
9,003		Gilead Sciences, Inc	678,736
2,922	*	Jazz Pharmaceuticals plc	441,193
1,679		Lonza Group AG.	395,974
2,764	*	Nektar Therapeutics	293,703
2,729	*	Neurocrine Biosciences, Inc	226,316
11,059		Novo Nordisk AS	543,946
21,309		Pfizer, Inc	756,256
895	*,n	Regeneron Pharmaceuticals, Inc	308,202
1,692	*	Sage Therapeutics, Inc	272,530
11,068		Schering-Plough Corp	602,874
25,983		Teva Pharmaceutical Industries Ltd (ADR)	444,049
2,270	*	Vertex Pharmaceuticals, Inc	369,965
2,380		Vifor Pharma AG.	367,002

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,327,181

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

RETAILING - 6.5%
2,694	*	Amazon.com, Inc	$3,899,134
4,226	*	ASOS plc	413,415
12,176		Home Depot, Inc	2,170,250
787		Kering	377,458
5,017	*	NetFlix, Inc	1,481,771
4,378	n	Tiffany & Co	427,556
2,593	*,n	Ulta Beauty, Inc	529,672

		TOTAL RETAILING	9,299,256

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
18,637		Applied Materials, Inc	1,036,404
3,439	n	Broadcom Ltd	810,400
3,048	*	Cavium, Inc	241,950
41,324		Intel Corp	2,152,154
2,649		Monolithic Power Systems, Inc	306,675
6,221	n	NVIDIA Corp	1,440,721
6,119		Xilinx, Inc	442,037

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,430,341

SOFTWARE & SERVICES - 15.9%
11,741	n	Activision Blizzard, Inc	792,048
3,094	*,n	Adobe Systems, Inc	668,551
3,486	*	Alphabet, Inc (Class C)	3,596,820
8,975	n	DXC Technology Co	902,257
13,135	*,n	Facebook, Inc	2,098,842
4,939	*	IAC/InterActiveCorp	772,361
9,690		MasterCard, Inc (Class A)	1,697,300
52,781		Microsoft Corp	4,817,322
10,281	*	Nutanix, Inc	504,900
18,760		Oracle Corp	858,270
12,810	*	PayPal Holdings, Inc	971,895
3,666	*,n	Proofpoint, Inc	416,641
12,602	*,n	salesforce.com, Inc	1,465,612
2,914	*	ServiceNow, Inc	482,121
7,083	*,n	Take-Two Interactive Software, Inc	692,575
12,875		Tencent Holdings Ltd	691,124
9,628	*	Teradata Corp	381,943
8,501	*,n	Twitter, Inc	246,614
4,507	*,e,n	VMware, Inc (Class A)	546,564
13,525	*	Zscaler, Inc	379,647

		TOTAL SOFTWARE & SERVICES	22,983,407

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
32,910	n	Apple, Inc	5,521,640
43,746		Cisco Systems, Inc	1,876,266
5,144		Cognex Corp	267,437
35,623		Hewlett Packard Enterprise Co	624,827
3,722		National Instruments Corp	188,221
23,882	*	Pure Storage, Inc	476,446
4,223		TE Connectivity Ltd	421,878
3,371	n	Universal Display Corp	340,471

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	9,717,186

TELECOMMUNICATION SERVICES - 0.5%
18,074		AT&T, Inc	644,338

		TOTAL TELECOMMUNICATION SERVICES	644,338

TRANSPORTATION - 2.1%
6,129		DSV AS	483,875
3,503		FedEx Corp	841,105

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

4,762		J.B. Hunt Transport Services, Inc	$557,868
9,745		Knight-Swift Transportation Holdings, Inc	448,368
4,584		Union Pacific Corp	616,227

		TOTAL TRANSPORTATION	2,947,443

UTILITIES - 1.4%
3,632	n	American Water Works Co, Inc	298,296
9,458		FirstEnergy Corp	321,667
14,467		Great Plains Energy, Inc	459,906
5,803		NextEra Energy, Inc	947,804

		TOTAL UTILITIES	2,027,673

		TOTAL COMMON STOCKS	143,771,830

		(Cost $98,026,465)
PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
2,200		Caesarstone Ltd	110

		TOTAL CAPITAL GOODS	110

FOOD, BEVERAGE & TOBACCO - 0.0%
1,700		Hain Celestial Group, Inc	85

		TOTAL FOOD, BEVERAGE & TOBACCO	85

SOFTWARE & SERVICES - 0.0%
700		International Business Machines Corp	98

		TOTAL SOFTWARE & SERVICES	98

TRANSPORTATION - 0.0%
200		Kansas City Southern	1,350

		TOTAL TRANSPORTATION	1,350

		TOTAL PURCHASED OPTIONS	1,643

		(Cost $9,133)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.4%
$ 600,000		Federal Home Loan Bank (FHLB)	1.400%	04/02/18	600,000

		TOTAL GOVERNMENT AGENCY DEBT			600,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
948,216	c	State Street Navigator Securities Lending Government Money Market Portfolio			948,216

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			948,216

		TOTAL SHORT-TERM INVESTMENTS			1,548,216

		(Cost $1,548,193)
		TOTAL INVESTMENTS - 100.8%			145,321,689
		(Cost $99,583,791)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(1,202,661)

		NET ASSETS - 100.0%			$144,119,028

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $937,281.

g	Security is exempt from registration under Rule 144(A) of the securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities amounted to $576,571 or 0.4% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of March 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Caesarstone Ltd, Call	22	$3,339	$27.50	4/20/18	$110
Hain Celestial Group, Inc, Call	17	3,145	47.00	5/18/18	85
International Business Machines Corp, Call	7	1,673	175.00	4/20/18	98
Kansas City Southern, Call	2	976	110.00	7/20/18	1,350
Total	48	$9,133			$1,643

Written options outstanding as of March 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	7	$(487)	$85.00	4/20/18	$(420)
Accenture plc, Put	6	(282)	135.00	4/20/18	(348)
Activision Blizzard, Inc, Put	10	(2,130)	62.50	5/18/18	(1,570)
Adobe Systems, Inc, Put	5	(500)	207.50	4/13/18	(1,295)
ADTRAN, Inc, Put	42	(5,796)	16.00	8/17/18	(6,930)
Air Products & Chemicals, Inc, Put	5	(1,540)	150.00	6/15/18	(1,700)
Albemarle Corp, Put	1	(99)	90.00	4/20/18	(210)
Albemarle Corp, Put	2	(1,266)	110.00	6/15/18	(3,670)
Albemarle Corp, Put	3	(2,604)	115.00	6/15/18	(6,690)
Albemarle Corp, Put	2	(1,572)	100.00	9/21/18	(2,580)
Albemarle Corp, Put	1	(878)	87.50	1/18/19	(827)
Allergan plc, Call	9	(1,575)	180.00	4/20/18	(954)
Allergan plc, Put	5	(17,689)	190.00	1/18/19	(14,970)
American Water Works Co, Inc, Call	8	(1,024)	85.00	6/15/18	(1,336)
American Water Works Co, Inc, Put	8	(1,464)	75.00	6/15/18	(620)
Big Lots, Inc, Put	18	(882)	42.50	4/20/18	(1,620)
Bluebird Bio, Inc, Put	3	(3,443)	160.00	5/18/18	(3,450)
Boeing Co, Call	3	(324)	365.00	4/20/18	(240)
Boeing Co, Put	3	(3,294)	307.50	4/27/18	(1,868)
Boyd Gaming Corp, Put	20	(2,460)	30.00	6/15/18	(2,600)
Broadcom Ltd, Put	4	(536)	230.00	4/20/18	(1,800)
Caesarstone Ltd, Put	22	(4,801)	20.00	10/19/18	(5,280)
Casey’s General Stores, Inc, Put	8	(392)	100.00	4/20/18	(200)
Celgene Corp, Put	11	(15,983)	100.00	1/18/19	(16,115)
Celgene Corp, Put	7	(11,782)	115.00	1/18/19	(18,655)
Central Garden & Pet Co, Put	12	(831)	35.00	4/20/18	(180)
Chevron Corp, Call	3	(252)	130.00	6/15/18	(108)
Chevron Corp, Put	3	(285)	109.00	4/20/18	(306)
Chevron Corp, Put	3	(684)	110.00	6/15/18	(930)
Children’s Place, Inc, Put	7	(570)	110.00	4/20/18	(123)
Chipotle Mexican Grill, Inc, Call	2	(274)	347.50	4/6/18	(60)
Chipotle Mexican Grill, Inc, Put	4	(2,283)	295.00	4/27/18	(1,560)
Cigna Corp, Put	5	(7,915)	175.00	1/18/19	(8,950)
Clovis Oncology, Inc, Put	2	(1,136)	55.00	7/20/18	(1,560)
CME Group, Inc, Put	4	(376)	150.00	4/20/18	(420)
Coherent, Inc, Put	5	(2,083)	170.00	5/18/18	(3,725)
Concho Resources, Inc, Put	5	(949)	125.00	5/18/18	(375)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
CSX Corp, Put	17	$(2,023)	$45.00	5/18/18	$(357)
Deere & Co, Put	7	(2,401)	135.00	5/18/18	(1,295)
Dell Technologies, Inc Class V, Put	7	(4,433)	70.00	7/20/18	(3,535)
DISH Network Corp, Put	14	(12,152)	45.00	1/18/19	(14,000)
Dover Corp, Put	8	(472)	94.00	4/6/18	(340)
DXC Technology Co, Put	10	(792)	95.00	4/20/18	(1,000)
Expedia Group, Inc, Put	5	(3,440)	120.00	7/20/18	(6,475)
Facebook, Inc, Call	5	(1,015)	180.00	4/20/18	(185)
Facebook, Inc, Call	5	(735)	180.00	5/4/18	(810)
Facebook, Inc, Put	5	(2,893)	148.00	5/4/18	(1,750)
FMC Corp, Put	8	(2,104)	75.00	5/18/18	(2,608)
General Electric Co, Put	33	(4,587)	14.00	9/21/18	(4,554)
Goldman Sachs Group, Inc, Put	2	(1,696)	255.00	7/20/18	(3,150)
Hain Celestial Group, Inc, Call	17	(535)	55.00	5/18/18	(510)
Hain Celestial Group, Inc, Put	22	(2,552)	34.00	5/18/18	(6,270)
Halliburton Co, Put	17	(536)	40.00	4/20/18	(170)
Hasbro, Inc, Call	3	(207)	115.00	4/20/18	(75)
Illumina, Inc, Put	2	(2,396)	210.00	6/15/18	(1,000)
Incyte Corp, Put	3	(2,214)	80.00	6/15/18	(2,505)
Ingredion, Inc, Put	3	(459)	120.00	5/18/18	(510)
International Business Machines Corp, Put	7	(1,925)	155.00	4/20/18	(3,325)
Kansas City Southern, Call	2	(126)	130.00	7/20/18	(170)
Kansas City Southern, Put	6	(978)	90.00	7/20/18	(810)
Kansas City Southern, Put	2	(516)	95.00	7/20/18	(360)
Lockheed Martin Corp, Put	3	(459)	317.50	4/20/18	(420)
Mattel, Inc, Put	22	(4,356)	13.00	1/18/19	(4,620)
McDonald’s Corp, Put	2	(996)	155.00	6/15/18	(788)
McDonald’s Corp, Put	1	(555)	150.00	9/21/18	(505)
McDonald’s Corp, Put	2	(2,076)	150.00	1/18/19	(1,430)
Merck & Co, Inc, Put	26	(1,560)	52.50	4/20/18	(1,820)
Merck & Co, Inc, Put	25	(3,425)	52.50	6/15/18	(3,700)
Merck & Co, Inc, Put	25	(2,425)	50.00	7/20/18	(2,575)
MGP Ingredients, Inc, Put	12	(1,266)	65.00	4/20/18	(120)
Micron Technology, Inc, Put	17	(636)	47.00	4/6/18	(204)
Mohawk Industries, Inc, Put	3	(954)	220.00	5/18/18	(1,335)
Monsanto Co, Put	6	(1,248)	100.00	4/20/18	(120)
Monster Beverage Corp, Call	10	(1,533)	70.00	9/21/18	(930)
Monster Beverage Corp, Put	10	(919)	50.00	6/15/18	(775)
Monster Beverage Corp, Put	10	(1,482)	50.00	9/21/18	(1,700)
Newell Brands, Inc, Put	15	(9,345)	33.00	6/15/18	(11,250)
Northrop Grumman Corp, Put	3	(341)	327.50	4/6/18	(150)
NuVasive, Inc, Put	10	(980)	45.00	4/20/18	(1,200)
NVIDIA Corp, Call	3	(207)	260.00	4/13/18	(213)
NVIDIA Corp, Put	3	(396)	215.00	4/6/18	(303)
NVIDIA Corp, Put	4	(6,352)	185.00	1/18/19	(5,160)
Parker-Hannifin Corp, Put	4	(2,712)	175.00	5/18/18	(3,480)
Praxair, Inc, Put	3	(1,644)	150.00	5/18/18	(2,430)
Proofpoint, Inc, Call	5	(540)	130.00	4/20/18	(112)
Proofpoint, Inc, Put	5	(490)	105.00	4/20/18	(475)
PVH Corp, Call	7	(966)	155.00	4/20/18	(1,575)
PVH Corp, Put	7	(2,716)	140.00	4/20/18	(434)
Regeneron Pharmaceuticals Inc, Put	3	(9,474)	330.00	1/18/19	(9,555)
Rockwell Automation, Inc, Put	2	(416)	175.00	4/20/18	(830)
Rockwell Automation, Inc, Put	2	(1,356)	170.00	7/20/18	(1,480)
salesforce.com, Inc, Put	5	(1,287)	110.00	5/18/18	(1,120)
SBA Communications Corp, Put	5	(1,415)	150.00	4/20/18	(113)
Sherwin-Williams Co, Put	2	(426)	375.00	4/13/18	(495)
Shopify, Inc, Put	7	(686)	110.00	4/20/18	(1,085)
Stanley Black & Decker, Inc, Put	5	(815)	150.00	4/20/18	(1,600)
Take-Two Interactive Software, Inc, Put	7	(518)	90.00	4/20/18	(707)
Tiffany & Co, Put	8	(821)	92.50	4/20/18	(552)
Time Warner, Inc, Put	6	(804)	87.50	6/15/18	(690)
Time Warner, Inc, Put	6	(1,362)	90.00	6/15/18	(1,134)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Twitter, Inc, Put	20	$(1,120)	$28.50	4/6/18	$(1,380)
Ulta Beauty, Inc, Call	3	(774)	240.00	4/20/18	(30)
Ulta Beauty, Inc, Put	3	(2,274)	190.00	6/15/18	(2,085)
Ulta Beauty, Inc, Put	2	(3,556)	210.00	9/21/18	(4,310)
United Parcel Service, Inc, Put	8	(4,360)	100.00	10/19/18	(4,280)
Universal Display Corp, Put	7	(599)	85.00	4/20/18	(490)
Universal Health Services, Inc, Call	7	(777)	135.00	4/20/18	(70)
Universal Health Services, Inc, Put	7	(931)	115.00	4/20/18	(1,295)
VMware, Inc, Put	7	(5,797)	110.00	7/20/18	(4,095)
WABCO Holdings, Inc, Put	7	(2,275)	130.00	6/15/18	(3,115)
Walmart, Inc, Put	10	(3,330)	82.50	9/21/18	(2,910)
Wellcare Health Plans, Inc, Call	4	(1,292)	240.00	6/15/18	(140)
Wellcare Health Plans, Inc, Put	6	(2,928)	165.00	6/15/18	(825)
World Wrestling Entertainment, Inc, Put	17	(697)	33.00	4/20/18	(637)
Wynn Resorts Ltd, Put	2	(1,453)	155.00	6/15/18	(800)
Zimmer Biomet Holdings, Inc, Call	7	(791)	135.00	6/15/18	(315)
Zimmer Biomet Holdings, Inc, Put	7	(2,086)	115.00	6/15/18	(5,670)
Total	903	$(256,627)			$(269,641)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUTOMOBILES & COMPONENTS - 1.3%
16,595		General Motors Co	$603,062
13,038		Peugeot S.A.	313,947

		TOTAL AUTOMOBILES & COMPONENTS	917,009

BANKS - 13.4%
91,571		Banca Intesa S.p.A.	333,410
90,179		Bank of America Corp	2,704,468
24,354		Citigroup, Inc	1,643,895
6,107		Citizens Financial Group, Inc	256,372
5,846		Comerica, Inc	560,807
16,730		Huntington Bancshares, Inc	252,623
10,955		JPMorgan Chase & Co	1,204,721
37,958		Regions Financial Corp	705,260
4,133		SunTrust Banks, Inc	281,210
9,651		TCF Financial Corp	220,139
20,768		Wells Fargo & Co	1,088,451
10,521		Zions Bancorporation	554,772

		TOTAL BANKS	9,806,128

CAPITAL GOODS - 6.3%
174,504	*	Bombardier, Inc	507,929
11,559	*	Colfax Corp	368,732
3,617		Eaton Corp	289,035
6,467	*	Evoqua Water Technologies Corp	137,682
5,913		Fortive Corp	458,376
46,144		General Electric Co	622,021
6,400	*	HD Supply Holdings, Inc	242,816
1,868	*	Herc Holdings, Inc	121,327
3,422		Johnson Controls International plc	120,591
2,140		L3 Technologies, Inc	445,120
4,482	*	SPX Corp	145,575
7,411	*	SPX FLOW, Inc	364,547
18,626		Triumph Group, Inc	469,375
2,518		United Technologies Corp	316,815

		TOTAL CAPITAL GOODS	4,609,941

CONSUMER DURABLES & APPAREL - 0.2%
36,504		Cyrela Brazil Realty S.A.	169,061

		TOTAL CONSUMER DURABLES & APPAREL	169,061

CONSUMER SERVICES - 3.8%
32,924		Arcos Dorados Holdings, Inc	301,255
5,486		Carnival Corp	359,772
8,480		Extended Stay America, Inc	167,650
17,855		Melco Crown Entertainment Ltd (ADR)	517,438
3,471		MGM Resorts International	121,554
13,727		Red Rock Resorts, Inc	401,926
7,371		Restaurant Brands International, Inc	419,557
2,420		Wynn Resorts Ltd	441,311

		TOTAL CONSUMER SERVICES	2,730,463

DIVERSIFIED FINANCIALS - 5.2%
2,462		American Express Co	229,655
1,995		Bank of New York Mellon Corp	102,802

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

6,656		Blackstone Group LP	$212,659
4,040		Capital One Financial Corp	387,113
6,414		Goldman Sachs Group, Inc	1,615,430
9,066		Morgan Stanley	489,202
4,335		State Street Corp	432,330
10,481		Synchrony Financial	351,428

		TOTAL DIVERSIFIED FINANCIALS	3,820,619

ENERGY - 12.8%
2,337		Anadarko Petroleum Corp	141,178
2,566		Arch Coal, Inc	235,764
55,317		Cenovus Energy, Inc	472,407
7,680		Chevron Corp	875,827
2,061	*	Concho Resources, Inc	309,830
3,622	*	Continental Resources, Inc	213,517
148	*	Diamondback Energy, Inc	18,725
9,937		EOG Resources, Inc	1,046,068
13,174		Exxon Mobil Corp	982,912
16,713	*	Matador Resources Co	499,886
37,296	*,e	MEG Energy Corp	131,716
19,745		Nabors Industries Ltd	138,018
3,688	*	Newfield Exploration Co	90,061
40,988	*	Parsley Energy, Inc	1,188,242
19,548		Plains All American Pipeline LP	430,643
5,410		Plains GP Holdings LP	117,668
3,546	e	RPC, Inc	63,934
17,555	*	RSP Permian, Inc	822,978
2,213		Schlumberger Ltd	143,358
19,918		TechnipFMC plc	586,585
105,900	*,e	Weatherford International Ltd	242,511
18,016		Williams Cos, Inc	447,878
7,554	*	WPX Energy, Inc	111,648

		TOTAL ENERGY	9,311,354

FOOD & STAPLES RETAILING - 1.1%
5,507		Walgreens Boots Alliance, Inc	360,543
4,950		Wal-Mart Stores, Inc	440,402

		TOTAL FOOD & STAPLES RETAILING	800,945

FOOD, BEVERAGE & TOBACCO - 5.6%
2,435		Bunge Ltd	180,044
8,354		ConAgra Foods, Inc	308,095
5,428		General Mills, Inc	244,586
21,264		Kraft Heinz Co	1,324,535
712		Molson Coors Brewing Co (Class B)	53,635
19,966		Mondelez International, Inc	833,181
7,507		Philip Morris International, Inc	746,196
7,352		Pinnacle Foods, Inc	397,743

		TOTAL FOOD, BEVERAGE & TOBACCO	4,088,015

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
2,985		Abbott Laboratories	178,861
610		Anthem, Inc	134,017
1,014		Baxter International, Inc	65,951
1,842		McKesson Corp	259,482
2,674		Medtronic plc	214,508
4,333	*	Molina Healthcare, Inc	351,753
2,522		Zimmer Biomet Holdings, Inc	274,999

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,479,571

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
3,734		Procter & Gamble Co	296,032

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	296,032

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

INSURANCE - 5.9%
15,128		American International Group, Inc	$823,266
5,119	*	Athene Holding Ltd	244,739
3,429	*	Berkshire Hathaway, Inc (Class B)	684,017
3,497		Chubb Ltd	478,285
4,283		Hartford Financial Services Group, Inc	220,660
11,414		Manulife Financial Corp	212,072
22,282		Metlife, Inc	1,022,521
27,000		Ping An Insurance Group Co of China Ltd	278,388
1,574		Travelers Cos, Inc	218,566
1,870		W.R. Berkley Corp	135,949

		TOTAL INSURANCE	4,318,463

MATERIALS - 6.7%
943	*,e	AK Steel Holding Corp	4,272
3,138		Ashland Global Holdings, Inc	219,001
2,064	*	Berry Plastics Group, Inc	113,128
15,804		DowDuPont, Inc	1,006,873
29,698		First Quantum Minerals Ltd	416,996
16,668	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	292,857
5,177	*	GCP Applied Technologies, Inc	150,392
45,914		Glencore Xstrata plc	228,157
24,462		Louisiana-Pacific Corp	703,772
7,916		Olin Corp	240,567
10,314		ThyssenKrupp AG.	269,320
19,085		Tronox Ltd	351,928
8,441		Valvoline, Inc	186,799
1,453		Vulcan Materials Co	165,889
8,127		WR Grace and Co	497,616

		TOTAL MATERIALS	4,847,567

MEDIA - 1.7%
3,183		CBS Corp (Class B)	163,574
8,257	*	DISH Network Corp (Class A)	312,858
2,380		Time Warner, Inc	225,100
5,284		Walt Disney Co	530,725

		TOTAL MEDIA	1,232,257

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
957	*	Alexion Pharmaceuticals, Inc	106,667
6,666		Allergan plc	1,121,821
2,829		Amgen, Inc	482,288
403	*	Biogen Idec, Inc	110,349
7,596		Bristol-Myers Squibb Co	480,447
10,920		Gilead Sciences, Inc	823,259
7,336		Johnson & Johnson	940,108
5,509	*	Mylan NV	226,806
48,769		Pfizer, Inc	1,730,812
9,443		Schering-Plough Corp	514,360
3,134	*,e	TESARO, Inc	179,077
34,868		Teva Pharmaceutical Industries Ltd (ADR)	595,894

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,311,888

REAL ESTATE - 0.6%
627		AvalonBay Communities, Inc	103,116
12,215		MGM Growth Properties LLC	324,186

		TOTAL REAL ESTATE	427,302

RETAILING - 2.8%
4,577		Advance Auto Parts, Inc	542,604
10,338		Bed Bath & Beyond, Inc	216,995
4,288		Expedia, Inc	473,438

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

38,766	*	Groupon, Inc	$168,244
184,000		Hengdeli Holdings Ltd	8,880
5,720		Target Corp	397,139
29,204		Via Varejo S.A.	268,205

		TOTAL RETAILING	2,075,505

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
37,112	*,e	Advanced Micro Devices, Inc	372,976
8,413	*	Cree, Inc	339,128
12,062		Intel Corp	628,189
4,441	*	Mellanox Technologies Ltd	323,527
7,154		QUALCOMM, INC	396,403

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,060,223

SOFTWARE & SERVICES - 4.4%
11,485	*	eBay, Inc	462,157
2,566		International Business Machines Corp	393,701
1,376	*	MicroStrategy, Inc (Class A)	177,490
17,610		Oracle Corp	805,657
72,532	*,e	Pandora Media, Inc	364,836
16,775	*	Teradata Corp	665,464
81,351	*	Zynga, Inc	297,745

		TOTAL SOFTWARE & SERVICES	3,167,050

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
6,965	*	Ciena Corp	180,394
37,149		Cisco Systems, Inc	1,593,321
3,823		Corning, Inc	106,585
6,867		Hewlett Packard Enterprise Co	120,447
11,283	*	Infinera Corp	122,533
16,677		Juniper Networks, Inc	405,751
4,400	*	Lumentum Holdings, Inc	280,720
58,038		Nokia Corp	317,468
7,041		Xerox Corp	202,640

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,329,859

TELECOMMUNICATION SERVICES - 3.0%
39,624		AT&T, Inc	1,412,596
13,903		Telephone & Data Systems, Inc	389,701
7,170		Verizon Communications, Inc	342,869

		TOTAL TELECOMMUNICATION SERVICES	2,145,166

TRANSPORTATION - 1.4%
15,994	*,†,b,m	AMR Corp (Escrow)	160
5,907	*	Kirby Corp	454,544
12,105		Knight-Swift Transportation Holdings, Inc	556,951

		TOTAL TRANSPORTATION	1,011,655

UTILITIES - 2.3%
5,358		American Electric Power Co, Inc	367,505
2,490		Duke Energy Corp	192,901
1,370		Edison International	87,214
4,810		Exelon Corp	187,638
15,848		FirstEnergy Corp	538,990
1,842		Pinnacle West Capital Corp	146,992
1,078		Sempra Energy	119,895

		TOTAL UTILITIES	1,641,135

		TOTAL COMMON STOCKS	71,597,208

		(Cost $59,411,287)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.5%

GOVERNMENT AGENCY DEBT - 1.6%
$ 1,150,000		Federal Home Loan Bank (FHLB)	1.400%	04/02/18	$1,150,000

		TOTAL GOVERNMENT AGENCY DEBT			1,150,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
1,403,141	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,403,141

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,403,141

		TOTAL SHORT-TERM INVESTMENTS			2,553,141

		(Cost $2,553,096)
		TOTAL INVESTMENTS - 101.9%			74,150,349
		(Cost $61,964,383)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(1,400,096)

		NET ASSETS - 100.0%			$72,750,253

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

†	Security is categorized as Level 3 in the fair value hierarchy.

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,349,479.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.6%

DATA PROCESSING & OUTSOURCED SERVICES - 1.0%
25,000	*	GDS Holdings Ltd (ADR)	$686,250

		TOTAL DATA PROCESSING & OUTSOURCED SERVICES	686,250

DIVERSIFIED REITS - 3.7%
20,000		iShares Dow Jones US Real Estate Index Fund	1,509,400
140,000		Spirit Realty Capital, Inc	1,086,400

		TOTAL DIVERSIFIED REITS	2,595,800

HEALTH CARE REITS - 5.0%
19,000		HCP, Inc	441,370
43,000		Healthcare Trust of America, Inc	1,137,350
14,000		Ventas, Inc	693,420
22,000		Welltower, Inc	1,197,460

		TOTAL HEALTH CARE REITS	3,469,600

HOMEBUILDING - 0.6%
24,000	*	TRI Pointe Homes, Inc	394,320

		TOTAL HOMEBUILDING	394,320

HOTEL & RESORT REITS - 3.3%
52,000		Host Marriott Corp	969,280
11,500		MGM Growth Properties LLC	305,210
65,000		Sunstone Hotel Investors, Inc	989,300

		TOTAL HOTEL & RESORT REITS	2,263,790

INDUSTRIAL REITS - 10.0%
7,000		DCT Industrial Trust, Inc	394,380
24,000		Duke Realty Corp	635,520
46,000		Prologis, Inc	2,897,540
78,000		Rexford Industrial Realty, Inc	2,245,620
23,000		Terreno Realty Corp	793,730

		TOTAL INDUSTRIAL REITS	6,966,790

IT CONSULTING & OTHER SERVICES - 0.9%
9,500	*	InterXion Holding NV	590,045

		TOTAL IT CONSULTING & OTHER SERVICES	590,045

MORTGAGE REITS - 1.3%
11,500		Hannon Armstrong Sustainable Infrastructure Capital, Inc	224,250
33,000		Starwood Property Trust, Inc	691,350

		TOTAL MORTGAGE REITS	915,600

OFFICE REITS - 11.7%
14,500		Alexandria Real Estate Equities, Inc	1,810,905
17,500		Boston Properties, Inc	2,156,350
28,000		Hudson Pacific Properties	910,840
20,000		Kilroy Realty Corp	1,419,200
14,000		SL Green Realty Corp	1,355,620
7,500		Vornado Realty Trust	504,750

		TOTAL OFFICE REITS	8,157,665

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

REAL ESTATE SERVICES - 0.7%
28,000		Kennedy-Wilson Holdings, Inc	$487,200

		TOTAL REAL ESTATE SERVICES	487,200

RESIDENTIAL REITS - 16.7%
24,000		American Homes 4 Rent	481,920
8,000		AvalonBay Communities, Inc	1,315,680
14,000		Camden Property Trust	1,178,520
21,000		Equity Lifestyle Properties, Inc	1,843,170
25,000		Equity Residential	1,540,500
7,000		Essex Property Trust, Inc	1,684,760
68,000		Invitation Homes, Inc	1,552,440
4,000		Mid-America Apartment Communities, Inc	364,960
18,500		Sun Communities, Inc	1,690,345

		TOTAL RESIDENTIAL REITS	11,652,295

RETAIL REITS - 14.9%
14,000		Agree Realty Corp	672,560
80,000		DDR Corp	586,400
12,500		Federal Realty Investment Trust	1,451,375
67,000		GGP, Inc	1,370,820
5,500		Realty Income Corp	284,515
22,000		Regency Centers Corp	1,297,560
57,000		Retail Opportunities Investment Corp	1,007,190
24,000		Simon Property Group, Inc	3,704,400

		TOTAL RETAIL REITS	10,374,820

SPECIALIZED REITS - 26.8%
20,000		American Tower Corp	2,906,800
25,500		Crown Castle International Corp	2,795,055
10,000		CyrusOne, Inc	512,100
10,000		Digital Realty Trust, Inc	1,053,800
6,000		Equinix, Inc	2,508,840
12,500		Extra Space Storage, Inc	1,092,000
36,000		Four Corners Property Trust, Inc	831,240
9,500		Gaming and Leisure Properties, Inc	317,965
38,000		National Storage Affiliates Trust	953,040
6,500		Public Storage, Inc	1,302,535
15,000		QTS Realty Trust, Inc	543,300
7,500	*	SBA Communications Corp	1,281,900
24,000		Uniti Group, Inc	390,000
63,000		Weyerhaeuser Co	2,205,000

		TOTAL SPECIALIZED REITS	18,693,575

		TOTAL COMMON STOCKS	67,247,750

		(Cost $52,700,975)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.1%

GOVERNMENT AGENCY DEBT - 3.1%
$ 2,150,000	Federal Home Loan Bank (FHLB)	1.400%	04/02/18	2,150,000

	TOTAL GOVERNMENT AGENCY DEBT			2,150,000

	TOTAL SHORT-TERM INVESTMENTS			2,150,000

	(Cost $2,149,916)
	TOTAL INVESTMENTS - 99.7%			69,397,750
	(Cost $54,850,891)
	OTHER ASSETS & LIABILITIES, NET - 0.3%			205,305

	NET ASSETS - 100.0%			$69,603,055

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

Abbreviation(s):

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

BANKS - 12.4%
6,550		Bank of NT Butterfield & Son Ltd	$293,964
4,870		Berkshire Hills Bancorp, Inc	184,817
8,060		Cathay General Bancorp	322,239
7,600	*	Customers Bancorp, Inc	221,540
2,800	*	Eagle Bancorp, Inc	167,580
8,320	*	Essent Group Ltd	354,099
3,860	*	FCB Financial Holdings, Inc	197,246
2,000		Federal Agricultural Mortgage Corp (Class C)	174,040
10,700		First Commonwealth Financial Corp	151,191
5,000		First Interstate Bancsystem, Inc	197,750
4,200		First Merchants Corp	175,140
6,300	*	Flagstar Bancorp, Inc	223,020
8,040		Hancock Holding Co	415,668
12,200		Hope Bancorp, Inc	221,918
4,240		IBERIABANK Corp	330,720
32,420	*	MGIC Investment Corp	421,460
9,043		Oritani Financial Corp	138,810
11,980		Provident Financial Services, Inc	306,568
18,020		Radian Group, Inc	343,101
9,200		Simmons First National Corp (Class A)	261,740
15,600		Umpqua Holdings Corp	333,996
11,837		United Community Banks, Inc	374,641
6,800		Walker & Dunlop, Inc	404,056
8,140		Washington Federal, Inc	281,644
4,420		Wintrust Financial Corp	380,341

		TOTAL BANKS	6,877,289

CAPITAL GOODS - 10.3%
5,595	*	Aerojet Rocketdyne Holdings, Inc	156,492
3,700		Applied Industrial Technologies, Inc	269,730
9,588	*	Atkore International Group, Inc	190,322
5,450	*	Beacon Roofing Supply, Inc	289,231
7,159		Comfort Systems USA, Inc	295,309
2,300		Crane Co	213,302
3,300		Curtiss-Wright Corp	445,731
5,887		EMCOR Group, Inc	458,774
2,804		EnerSys	194,514
2,130		EnPro Industries, Inc	164,819
6,000	*	Generac Holdings, Inc	275,460
7,100	*	GMS, Inc	216,976
7,000		Hillenbrand, Inc	321,300
3,700		ITT, Inc	181,226
1,900		Kadant, Inc	179,550
1,700	*	Mastec, Inc	79,985
10,000	*	Meritor, Inc	205,600
2,510	*	Moog, Inc (Class A)	206,849
5,012	*	Patrick Industries, Inc	309,992
10,700	*	Rexnord Corp	317,576
1,200	*	Teledyne Technologies, Inc	224,604
3,100	*	Trex Co, Inc	337,187
7,900	*	Univar, Inc	219,225

		TOTAL CAPITAL GOODS	5,753,754

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
13,400		ACCO Brands Corp	$168,170
3,690		Brink’s Co	263,281
3,400		Exponent, Inc	267,410
4,600		Insperity, Inc	319,930
3,200		MSA Safety, Inc	266,368
4,990	*	TriNet Group, Inc	231,137
5,228		Viad Corp	274,209
1,102	*	WageWorks, Inc	49,810

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,840,315

CONSUMER DURABLES & APPAREL - 3.0%
14,110		Callaway Golf Co	230,839
2,960		Columbia Sportswear Co	226,233
400	*	Deckers Outdoor Corp	36,012
4,500	*	M/I Homes, Inc	143,325
3,720	*	Malibu Boats Inc	123,541
4,800	*	Skechers U.S.A., Inc (Class A)	186,672
5,000		Steven Madden Ltd	219,500
11,100	*	Taylor Morrison Home Corp	258,408
3,486	*	TopBuild Corp	266,749

		TOTAL CONSUMER DURABLES & APPAREL	1,691,279

CONSUMER SERVICES - 4.4%
2,400	*	Bright Horizons Family Solutions	239,328
17,880	*	Caesars Entertainment Corp	201,150
4,100		Choice Hotels International, Inc	328,615
10,170	*	Denny’s Corp	156,923
4,815	*	Grand Canyon Education, Inc	505,190
5,900		ILG, Inc	183,549
8,100		Planet Fitness, Inc	305,937
6,800		Red Rock Resorts, Inc	199,104
5,400		Texas Roadhouse, Inc (Class A)	312,012

		TOTAL CONSUMER SERVICES	2,431,808

DIVERSIFIED FINANCIALS - 3.9%
6,700		Artisan Partners Asset Management, Inc	223,110
12,810		BGC Partners, Inc (Class A)	172,294
4,635		Evercore Partners, Inc (Class A)	404,172
4,000		Houlihan Lokey, Inc	178,400
3,120		iShares Russell 2000 Index Fund	473,709
12,710		New Residential Investment Corp	209,080
20,600	*	SLM Corp	230,926
4,994		Stifel Financial Corp	295,795

		TOTAL DIVERSIFIED FINANCIALS	2,187,486

ENERGY - 4.6%
7,200	*	C&J Energy Services, Inc	185,904
8,647		Delek US Holdings, Inc	351,933
4,309	*	Exterran Corp	115,050
8,160		Green Plains Renewable Energy, Inc	137,088
14,200	*	Keane Group, Inc	210,160
30,500	*	McDermott International, Inc	185,745
19,100	*	Newpark Resources, Inc	154,710
24,450	*	Oasis Petroleum, Inc	198,045
7,600	*	Par Pacific Holdings, Inc	130,492
5,960	*	PDC Energy, Inc	292,219
6,700		Peabody Energy Corp	244,550
6,030	*	RSP Permian, Inc	282,686
6,144	*	SandRidge Energy, Inc	89,150

		TOTAL ENERGY	2,577,732

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.4%
8,800	*	Sprouts Farmers Market, Inc	$206,536

		TOTAL FOOD & STAPLES RETAILING	206,536

FOOD, BEVERAGE & TOBACCO - 1.1%
800	*	Boston Beer Co, Inc (Class A)	151,240
2,124		Lancaster Colony Corp	261,549
10,186	e	Vector Group Ltd	207,693

		TOTAL FOOD, BEVERAGE & TOBACCO	620,482

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
17,600	*	Allscripts Healthcare Solutions, Inc	217,360
1,200	*	athenahealth, Inc	171,636
2,800	*	Halyard Health, Inc	129,024
3,770		Hill-Rom Holdings, Inc	327,990
10,490	*	HMS Holdings Corp	176,652
895	*	ICU Medical, Inc	225,898
4,100	*	Integer Holding Corp	231,855
8,600	*	Lantheus Holdings, Inc	136,740
2,440	*	Magellan Health Services, Inc	261,324
4,280	*	Masimo Corp	376,426
6,510	*	Merit Medical Systems, Inc	295,228
5,400	*	NuVasive, Inc	281,934
12,064	*	OraSure Technologies, Inc	203,761
3,900	*	Orthofix International NV	229,242

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,265,070

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
4,100	*	Central Garden and Pet Co (Class A)	162,401
345		Medifast, Inc	32,240
2,480	*	USANA Health Sciences, Inc	213,032

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	407,673

INSURANCE - 1.1%
10,916		American Equity Investment Life Holding Co	320,494
11,510	*	Third Point Reinsurance Ltd	160,564
3,692		Universal Insurance Holdings, Inc	117,775

		TOTAL INSURANCE	598,833

MATERIALS - 3.9%
11,300		Commercial Metals Co	231,198
4,851	*	Ferro Corp	112,640
10,700	*,m	Ferroglobe plc	0
3,600	*	Ingevity Corp	265,284
3,270		Innospec, Inc	224,322
4,437	*	Koppers Holdings, Inc	182,361
2,600		Reliance Steel & Aluminum Co	222,924
8,939		Schnitzer Steel Industries, Inc (Class A)	289,177
2,200		Stepan Co	182,996
3,000		Tronox Ltd	55,320
2,220	*,e	US Concrete, Inc	134,088
5,800	*	Worthington Industries, Inc	248,936

		TOTAL MATERIALS	2,149,246

MEDIA - 0.9%
870	*	Madison Square Garden Co	213,846
10,810		New York Times Co (Class A)	260,521

		TOTAL MEDIA	474,367

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.0%
18,500	*	Achillion Pharmaceuticals, Inc	$68,635
1,800	*	Aerie Pharmaceuticals, Inc	97,650
5,200	*	Amicus Therapeutics, Inc	78,208
7,180	*	Amphastar Pharmaceuticals, Inc	134,625
3,800	*	Ardelyx, Inc	19,190
3,663	*	Arena Pharmaceuticals, Inc	144,688
14,572	*	Array Biopharma, Inc	237,815
650	*	Avexis, Inc	80,327
960	*	Bluebird Bio, Inc	163,920
1,520	*	Blueprint Medicines Corp	139,384
3,500	*	Calithera Biosciences, Inc	22,050
974	*	Cambrex Corp	50,940
7,400	*	Catalent, Inc	303,844
9,500	*	Celldex Therapeutics, Inc	22,135
600	*	Clovis Oncology, Inc	31,680
4,500	*	Concert Pharmaceuticals Inc	103,050
2,400	*,e	Corcept Therapeutics, Inc	39,480
1,300	*	CytomX Therapeutics, Inc	36,985
2,100	*,e	Editas Medicine, Inc	69,615
2,346	*	FibroGen, Inc	108,385
3,210	*	Five Prime Therapeutics, Inc	55,148
3,300	*	Global Blood Therapeutics, Inc	159,390
1,600	*	Heron Therapeutics, Inc	44,160
12,900	*	Horizon Pharma plc	183,180
13,600	*	Immunogen, Inc	143,072
1,790	*	Insmed, Inc	40,311
3,400	*	Intersect ENT, Inc	133,620
4,300	*	Iovance Biotherapeutics, Inc	72,670
5,800	*	Karyopharm Therapeutics, Inc	77,836
1,800	*,e	Medicines Co	59,292
8,300	*	Momenta Pharmaceuticals, Inc	150,645
900	*	MyoKardia, Inc	43,920
5,160	*	Nektar Therapeutics	548,302
13,200	*,e	Pacific Biosciences of California, Inc	27,060
4,530		Phibro Animal Health Corp	179,841
2,600	*	Portola Pharmaceuticals, Inc	84,916
3,919	*	PRA Health Sciences, Inc	325,120
1,100	*	Prothena Corp plc	40,381
4,500	*	PTC Therapeutics, Inc	121,770
1,700	*	Puma Biotechnology, Inc	115,685
4,300	*	Retrophin, Inc	96,148
970	*	Sage Therapeutics, Inc	156,238
9,600	*	Sangamo Biosciences, Inc	182,400
970	*	Sarepta Therapeutics, Inc	71,867
7,120	*	Spectrum Pharmaceuticals, Inc	114,561
4,094	*	Syneos Health, Inc	145,337
2,338	*	Ultragenyx Pharmaceutical, Inc	119,215
7,600	*	Vanda Pharmaceuticals, Inc	128,060

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,572,751

REAL ESTATE - 5.3%
4,630		American Assets Trust,Inc	154,688
9,600		CareTrust REIT, Inc	128,640
4,400		Chatham Lodging Trust	84,260
24,300		DiamondRock Hospitality Co	253,692
3,400		EastGroup Properties, Inc	281,044
3,600		Entertainment Properties Trust	199,440
10,890		First Industrial Realty Trust, Inc	318,315
4,390		HFF, Inc (Class A)	218,183
5,800		Potlatch Corp	301,890
9,490		Preferred Apartment Communities, Inc	134,663

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,409		PS Business Parks, Inc	$272,313
2,704		Ryman Hospitality Properties	209,425
3,200		Sabra Healthcare REIT, Inc	56,480
2,115		Saul Centers, Inc	107,802
11,320		Xenia Hotels & Resorts, Inc	223,230

		TOTAL REAL ESTATE	2,944,065

RETAILING - 2.3%
5,590		Aaron’s, Inc	260,494
4,200		Caleres, Inc	141,120
1,360		Children’s Place Retail Stores, Inc	183,940
3,000		DSW, Inc (Class A)	67,380
10,300	*	Express Parent LLC	73,748
3,700		Foot Locker, Inc	168,498
5,590		Nutri/System, Inc	150,651
4,600	e	PetMed Express, Inc	192,050
300	*,e	RH	28,584

		TOTAL RETAILING	1,266,465

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
3,132	*	Advanced Energy Industries, Inc	200,135
4,538		Brooks Automation, Inc	122,889
2,385		Cabot Microelectronics Corp	255,457
5,190	*	Ceva, Inc	187,878
6,400	*	Diodes, Inc	194,944
6,000		Entegris, Inc	208,800
8,802	*	Formfactor, Inc	120,147
4,100	*	Integrated Device Technology, Inc	125,296
2,200		MKS Instruments, Inc	254,430
3,785	*	Nanometrics, Inc	101,817
14,500	*	Rambus, Inc	194,735
6,100	*	Semtech Corp	238,205
2,762	*	Silicon Laboratories, Inc	248,304

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,453,037

SOFTWARE & SERVICES - 10.5%
5,510	*	Acxiom Corp	125,132
4,200	*	Alarm.com Holdings, Inc	158,508
2,600	*	CACI International, Inc (Class A)	393,510
5,000	*	Cornerstone OnDemand, Inc	195,550
4,000	*	Coupa Software, Inc	182,480
4,900		CSG Systems International, Inc	221,921
396	*	EPAM Systems, Inc	45,350
8,130	*	Etsy, Inc	228,128
7,186		EVERTEC, Inc	117,491
2,802	*	ExlService Holdings, Inc	156,268
2,240		Fair Isaac Corp	379,389
9,500	*	FireEye, Inc	160,835
1,690	*	HubSpot, Inc	183,027
4,000	*	Imperva, Inc	173,200
3,200		Mantech International Corp (Class A)	177,504
4,000	*	MuleSoft, Inc	175,920
12,950	*	Nuance Communications, Inc	203,962
5,100	*	Nutanix, Inc	250,461
4,300		Pegasystems, Inc	260,795
4,538		Progress Software Corp	174,486
2,300	*	Proofpoint, Inc	261,395
3,220	*	Qualys, Inc	234,255
9,048	*	Quotient Technology, Inc	118,529
1,021	*	RingCentral, Inc	64,833
3,500		Science Applications International Corp	275,800
14,100		TiVo Corp	191,055

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,510	*	Verint Systems, Inc	$277,326
3,200	*	Virtusa Corp	155,072
6,800	*	Zendesk, Inc	325,516

		TOTAL SOFTWARE & SERVICES	5,867,698

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
2,880	*	Anixter International, Inc	218,160
8,460	*	ARRIS International plc	224,782
7,400		Benchmark Electronics, Inc	220,890
9,359	*	Ciena Corp	242,398
10,700	*	Electro Scientific Industries, Inc	206,831
6,600	*	Fabrinet	207,108
9,500	*	Kemet Corp	172,235
6,510	*	NCR Corp	205,195
2,600		SYNNEX Corp	307,840
3,280	*	Tech Data Corp	279,226
25,180	*	Viavi Solutions, Inc	244,750
1,640	*	Zebra Technologies Corp (Class A)	228,272

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,757,687

TELECOMMUNICATION SERVICES - 1.0%
6,920		Telephone & Data Systems, Inc	193,967
33,352	*	Vonage Holdings Corp	355,199

		TOTAL TELECOMMUNICATION SERVICES	549,166

TRANSPORTATION - 1.9%
1,400	*,e	Avis Budget Group, Inc	65,576
1,600		Copa Holdings S.A. (Class A)	205,808
7,900	*	Echo Global Logistics, Inc	218,040
3,800	*	Hertz Global Holdings, Inc	75,430
1,500		Knight-Swift Transportation Holdings, Inc	69,015
4,000		Skywest, Inc	217,600
6,300		Werner Enterprises, Inc	229,950

		TOTAL TRANSPORTATION	1,081,419

UTILITIES - 3.5%
6,033		Avista Corp	309,191
7,200		New Jersey Resources Corp	288,720
5,147		NorthWestern Corp	276,909
8,757		NRG Yield, Inc (Class A)	143,965
3,860		Otter Tail Corp	167,331
6,874		PNM Resources, Inc	262,931
8,384		South Jersey Industries, Inc	236,093
3,913		Southwest Gas Corp	264,636

		TOTAL UTILITIES	1,949,776

		TOTAL COMMON STOCKS	55,523,934

		(Cost $46,948,693)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.8%

GOVERNMENT AGENCY DEBT - 0.3%
$ 200,000	Federal Home Loan Bank (FHLB)	1.400%	04/02/18	200,000

	TOTAL GOVERNMENT AGENCY DEBT			200,000

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
821,629	c	State Street Navigator Securities Lending Government Money Market Portfolio	$821,629

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	821,629

		TOTAL SHORT-TERM INVESTMENTS	1,021,629

		(Cost $1,021,621)
		TOTAL INVESTMENTS - 101.6%	56,545,563
		(Cost $47,970,314)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(894,839)

		NET ASSETS - 100.0%	$55,650,724

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $802,025.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.0%
229		BorgWarner, Inc	$11,502
506		Delphi Automotive plc	42,995
23,312		Ford Motor Co	258,297
1,500	e	Harley-Davidson, Inc	64,320
292	*	Modine Manufacturing Co	6,176
117		Tenneco, Inc	6,420
737	*	Tesla, Inc	196,138

		TOTAL AUTOMOBILES & COMPONENTS	585,848

BANKS - 5.6%
312		Ameris Bancorp	16,505
885		Associated Banc-Corp	21,992
196		Bank of Hawaii Corp	16,288
131		Bank of the Ozarks, Inc	6,323
7,393		BB&T Corp	384,732
310		Camden National Corp	13,795
2,642		CIT Group, Inc	136,063
7,757		Citizens Financial Group, Inc	325,639
2,317		Comerica, Inc	222,270
128		Commerce Bancshares, Inc	7,668
22		Community Bank System, Inc	1,178
69		Cullen/Frost Bankers, Inc	7,319
590	*	Customers Bancorp, Inc	17,198
486	*	FCB Financial Holdings, Inc	24,835
364		Federal Agricultural Mortgage Corp (Class C)	31,675
2,435		Fifth Third Bancorp	77,311
201		First Interstate Bancsystem, Inc	7,950
182		First Merchants Corp	7,589
41		First Republic Bank	3,797
244		Heritage Financial Corp	7,466
577	*	HomeStreet, Inc	16,531
1,123	*	HomeTrust Bancshares, Inc	29,254
118		Hope Bancorp, Inc	2,146
12,026		Keycorp	235,108
253		Lakeland Financial Corp	11,696
472		Live Oak Bancshares, Inc	13,122
1,878		M&T Bank Corp	346,228
528	*	MGIC Investment Corp	6,864
3,589		New York Community Bancorp, Inc	46,765
1,016		Northfield Bancorp, Inc	15,860
130		OceanFirst Financial Corp	3,477
1,023		OFG Bancorp	10,690
145		Old National Bancorp	2,450
417		Opus Bank	11,676
199		PacWest Bancorp	9,856
189		People’s United Financial, Inc	3,527
498		Pinnacle Financial Partners, Inc	31,972
2,981		PNC Financial Services Group, Inc	450,846
10,924		Regions Financial Corp	202,968
130		Stock Yards Bancorp, Inc	4,563
297	*	SVB Financial Group	71,283
952	*	The Bancorp, Inc	10,282
538	*	Tristate Capital Holdings, Inc	12,509
50		UMB Financial Corp	3,620
102		United Bankshares, Inc	3,596
2,268		United Financial Bancorp, Inc (New)	36,742

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8,755		US Bancorp	$442,128
417		Walker & Dunlop, Inc	24,778
107		Webster Financial Corp	5,928
49		Westamerica Bancorporation	2,846
110*		Western Alliance Bancorp	6,392
290		Zions Bancorporation	15,292

		TOTAL BANKS	3,428,588

CAPITAL GOODS - 7.7%
2,546		3M Co	558,898
356		A.O. Smith Corp	22,638
200		Air Lease Corp	8,524
3,048		Ametek, Inc	231,557
17		Applied Industrial Technologies, Inc	1,239
2,245		Arconic, Inc	51,725
155		Argan, Inc	6,657
1,093		Barnes Group, Inc	65,460
200		Briggs & Stratton Corp	4,282
1,027	*	Builders FirstSource, Inc	20,376
2,493		Caterpillar, Inc	367,418
33	*	Chart Industries, Inc	1,948
708	e	Chicago Bridge & Iron Co NV	10,195
1,021		Cummins, Inc	165,494
1,749		Deere & Co	271,655
377		Dover Corp	37,029
224	*	DXP Enterprises, Inc	8,725
2,685		Eaton Corp	214,558
72		EnerSys	4,995
490	*	Esterline Technologies Corp	35,843
1,324		Fastenal Co	72,277
492		Graco, Inc	22,494
372		Hexcel Corp	24,027
2,490		Illinois Tool Works, Inc	390,083
1,107		Ingersoll-Rand plc	94,660
5,067		Johnson Controls International plc	178,561
585	*,e	KEYW Holding Corp, The	4,598
934		L3 Technologies, Inc	194,272
166		Lincoln Electric Holdings, Inc	14,932
3,766		Masco Corp	152,297
400	*	Meritor, Inc	8,224
2,211		PACCAR, Inc	146,302
450		Parker-Hannifin Corp	76,963
882		Pentair plc	60,091
1,590	*,e	Plug Power, Inc	3,005
1,029	*	Quanta Services, Inc	35,346
519		Rockwell Automation, Inc	90,410
2,490		Rockwell Collins, Inc	335,777
426		Roper Industries, Inc	119,574
279	*	Sensata Technologies Holding plc	14,461
684	*	Teledyne Technologies, Inc	128,024
131		Tennant Co	8,869
143		Timken Co	6,521
233	*	Titan Machinery, Inc	5,489
845		TransDigm Group, Inc	259,364
261		Triton International Ltd	7,987
285	*	United Rentals, Inc	49,228
141	*	Veritiv Corp	5,527
26		W.W. Grainger, Inc	7,339
1,351	*	Wesco Aircraft Holdings, Inc	13,848
179		Woodward Governor Co	12,827
86		Xylem, Inc	6,615

		TOTAL CAPITAL GOODS	4,639,208

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
2,963		ACCO Brands Corp	$37,186
171	*,e	Cimpress NV	26,454
2,764	*	Copart, Inc	140,771
245		Deluxe Corp	18,132
118		Exponent, Inc	9,281
366		Heidrick & Struggles International, Inc	11,437
168		HNI Corp	6,063
148		Insperity, Inc	10,293
190		Interface, Inc	4,788
291		Manpower, Inc	33,494
1,175		Robert Half International, Inc	68,021
160		RPX Corp	1,710
93		RR Donnelley & Sons Co	812
730	*,e	Team, Inc	10,038
282		Tetra Tech, Inc	13,804
1,367		Waste Management, Inc	114,992

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	507,276

CONSUMER DURABLES & APPAREL - 1.2%
200		Callaway Golf Co	3,272
354	*	Century Communities, Inc	10,602
10		Columbia Sportswear Co	764
14	*	Deckers Outdoor Corp	1,260
1,066	*,e	Fossil Group, Inc	13,538
306	*	Green Brick Partners, Inc	3,335
616	e	Hanesbrands, Inc	11,347
13		Hasbro, Inc	1,096
200	*	iRobot Corp	12,838
69	*,e	LGI Homes, Inc	4,869
641	e	Mattel, Inc	8,429
72	*	Meritage Homes Corp	3,258
95	*	Mohawk Industries, Inc	22,061
200		Movado Group, Inc	7,680
2,597		Newell Rubbermaid, Inc	66,172
7,127		Nike, Inc (Class B)	473,518
71	*,e	Tempur Sealy International, Inc	3,216
2		Tupperware Corp	97
841	*,e	Under Armour, Inc	12,068
1,121	*,e	Under Armour, Inc (Class A)	18,328
965		VF Corp	71,526
78		Whirlpool Corp	11,943

		TOTAL CONSUMER DURABLES & APPAREL	761,217

CONSUMER SERVICES - 2.7%
121	e	Brinker International, Inc	4,368
356		Carriage Services, Inc	9,847
666		Choice Hotels International, Inc	53,380
681		Darden Restaurants, Inc	58,055
13		DineEquity, Inc	853
60	e	Dunkin Brands Group, Inc	3,582
818		Hilton Worldwide Holdings, Inc	64,426
394		ILG, Inc	12,257
2,763		Marriott International, Inc (Class A)	375,713
3,417		McDonald’s Corp	534,350
598		Royal Caribbean Cruises Ltd	70,409
564	*	ServiceMaster Global Holdings, Inc	28,679
6,610		Starbucks Corp	382,653
92		Vail Resorts, Inc	20,396

		TOTAL CONSUMER SERVICES	1,618,968

DIVERSIFIED FINANCIALS - 6.5%
445		Ally Financial, Inc	12,082

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,638		American Express Co	$432,632
10,301		Annaly Capital Management, Inc	107,439
7,513		Bank of New York Mellon Corp	387,145
782		BlackRock, Inc	423,625
7,092		Charles Schwab Corp	370,344
2,462		CME Group, Inc	398,204
3,858		Discover Financial Services	277,506
234	*	Encore Capital Group, Inc	10,577
49		Factset Research Systems, Inc	9,772
2,065		Franklin Resources, Inc	71,614
221	*	Green Dot Corp	14,179
4,780		IntercontinentalExchange Group, Inc	346,646
3,135		Invesco Ltd	100,351
566		Legg Mason, Inc	23,008
85		Moody’s Corp	13,710
785		NASDAQ OMX Group, Inc	67,683
2,456		Northern Trust Corp	253,287
1,162	*	On Deck Capital, Inc	6,496
1,060		S&P Global, Inc	202,524
2,635		State Street Corp	262,789
885		T Rowe Price Group, Inc	95,553
525		TD Ameritrade Holding Corp	31,096
131		Voya Financial, Inc	6,615

		TOTAL DIVERSIFIED FINANCIALS	3,924,877

ENERGY - 5.5%
548		Andeavor	55,107
693	*	Antero Resources Corp	13,756
868		Apache Corp	33,401
49		Archrock, Inc	429
2,254		Baker Hughes a GE Co	62,594
1,813	*	Cheniere Energy, Inc	96,905
2,376	*	Clean Energy Fuels Corp	3,920
299	*	Concho Resources, Inc	44,949
2,944		ConocoPhillips	174,550
1,144	*	Continental Resources, Inc	67,439
170		Delek US Holdings, Inc	6,919
2,704	*	Devon Energy Corp	85,960
1,971		EOG Resources, Inc	207,487
571		EQT Corp	27,128
374	*	Exterran Corp	9,986
2,211	*,e	Fairmount Santrol Holdings, Inc	9,397
777	*	Forum Energy Technologies, Inc	8,547
484		Green Plains Renewable Energy, Inc	8,131
1,309	*	Helix Energy Solutions Group, Inc	7,579
1,422		Hess Corp	71,982
12,260		Kinder Morgan, Inc	184,636
3,719		Marathon Oil Corp	59,987
2,219		Marathon Petroleum Corp	162,231
22	*	Matrix Service Co	301
3,132	*	McDermott International, Inc	19,074
3,642		National Oilwell Varco, Inc	134,062
347	*	Natural Gas Services Group, Inc	8,276
555	*	Newpark Resources, Inc	4,495
2,245		Noble Energy, Inc	68,023
3,793		Occidental Petroleum Corp	246,393
4		Oceaneering International, Inc	74
2	*	Oil States International, Inc	52
904		Oneok, Inc	51,456
193	*	PDC Energy, Inc	9,463
3,002		Phillips 66	287,952
573		Pioneer Natural Resources Co	98,430
12		Range Resources Corp	174
679	*	Renewable Energy Group, Inc	8,691
2,522	*	Rowan Cos plc	29,104

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,973		Schlumberger Ltd	$386,931
5	*	SEACOR Holdings, Inc	256
607		SM Energy Co	10,944
4,022	*	Southwestern Energy Co	17,415
2,344	*	Superior Energy Services	19,760
1,242	*	Tetra Technologies, Inc	4,658
336	*	Unit Corp	6,639
170	e	US Silica Holdings Inc	4,338
4,157		Valero Energy Corp	385,645
11,848	*,e	Weatherford International Ltd	27,132
3,839		Williams Cos, Inc	95,438

		TOTAL ENERGY	3,328,196

FOOD & STAPLES RETAILING - 0.6%
913		Casey’s General Stores, Inc	100,220
467	*	Chefs’ Warehouse Holdings, Inc	10,741
859	*	Performance Food Group Co	25,641
142		Pricesmart, Inc	11,864
304	*	Smart & Final Stores, Inc	1,687
128		Spartan Stores, Inc	2,203
2,327	*	Sprouts Farmers Market, Inc	54,615
954	*	United Natural Foods, Inc	40,965
4,062	*	US Foods Holding Corp	133,112

		TOTAL FOOD & STAPLES RETAILING	381,048

FOOD, BEVERAGE & TOBACCO - 4.0%
286		Bunge Ltd	21,147
1,318		Campbell Soup Co	57,082
14,331		Coca-Cola Co	622,395
151	*	Darling International, Inc	2,612
1,650		Dr Pepper Snapple Group, Inc	195,327
127		Flowers Foods, Inc	2,776
4,638		General Mills, Inc	208,988
1,482		Hormel Foods Corp	50,862
2,276		Kellogg Co	147,963
4,008		Kraft Heinz Co	249,658
97	*	Landec Corp	1,266
6,020		Mondelez International, Inc	251,215
5,544		PepsiCo, Inc	605,128
158	*	Seneca Foods Corp	4,377

		TOTAL FOOD, BEVERAGE & TOBACCO	2,420,796

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
222	*	Abiomed, Inc	64,600
440	*,e	Acadia Healthcare Co, Inc	17,239
471	*	Align Technology, Inc	118,282
744	*	Amedisys, Inc	44,893
1,785		AmerisourceBergen Corp	153,885
389	*	AMN Healthcare Services, Inc	22,076
355	*	Angiodynamics, Inc	6,124
1,678		Anthem, Inc	368,657
759	*	athenahealth, Inc	108,560
702	*	AtriCure, Inc	14,405
1,813		Becton Dickinson & Co	392,877
386	*	Brookdale Senior Living, Inc	2,590
650	*	Capital Senior Living Corp	6,988
2,905		Cardinal Health, Inc	182,085
807	*	Centene Corp	86,244
2,506	*	Cerus Corp	13,733
41		Chemed Corp	11,187
1,542		Cigna Corp	258,655
270	e	Computer Programs & Systems, Inc	7,884
417		Dentsply Sirona, Inc	20,979
1,646	*	Edwards Lifesciences Corp	229,650

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,329	*	Envision Healthcare Corp	$51,073
1,269	*	GenMark Diagnostics, Inc	6,903
569		HCA Holdings, Inc	55,193
294	*	Henry Schein, Inc	19,760
84	*	HMS Holdings Corp	1,415
501	*	Hologic, Inc	18,717
800		Humana, Inc	215,064
236	*	Idexx Laboratories, Inc	45,168
257	*	Integer Holding Corp	14,533
133	*	Laboratory Corp of America Holdings	21,513
389	*	LHC Group, Inc	23,947
548	*	LifePoint Hospitals, Inc	25,756
85	*	LivaNova plc	7,522
59	*	Medidata Solutions, Inc	3,706
265	*	Merit Medical Systems, Inc	12,018
207	*	NxStage Medical, Inc	5,146
645	*	Omnicell, Inc	27,993
1,080	*	OraSure Technologies, Inc	18,241
61		Owens & Minor, Inc	949
324	*	Premier, Inc	10,144
321	*	Providence Service Corp	22,194
222		Resmed, Inc	21,860
391	*,e	Surgery Partners, Inc	6,706
321	*,e	Teladoc, Inc	12,936
608	*	Tivity Health, Inc	24,107
111	*	Triple-S Management Corp (Class B)	2,902
340		US Physical Therapy, Inc	27,642
775	*	Vocera Communications, Inc	18,151

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,852,852

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
5		Clorox Co	665
3,572		Colgate-Palmolive Co	256,041
794		Estee Lauder Cos (Class A)	118,878
950		Kimberly-Clark Corp	104,623
82		Medifast, Inc	7,663
8,785		Procter & Gamble Co	696,475

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,184,345

INSURANCE - 4.0%
6,944		Aflac, Inc	303,869
3,139		American International Group, Inc	170,824
105		Arthur J. Gallagher & Co	7,217
959		Aspen Insurance Holdings Ltd	43,011
312		Axis Capital Holdings Ltd	17,962
2,854		Chubb Ltd	390,341
2,226		Hartford Financial Services Group, Inc	114,683
2,584		Marsh & McLennan Cos, Inc	213,413
1,571		Principal Financial Group	95,690
4,725		Progressive Corp	287,894
3,377		Prudential Financial, Inc	349,688
233		RenaissanceRe Holdings Ltd	32,273
124		Stewart Information Services Corp	5,449
2,581		Travelers Cos, Inc	358,398
135		XL Group Ltd	7,460

		TOTAL INSURANCE	2,398,172

MATERIALS - 3.7%
1,577		Air Products & Chemicals, Inc	250,790
175		Albemarle Corp	16,229
47		Aptargroup, Inc	4,222
545		Avery Dennison Corp	57,906
1,098		Ball Corp	43,602
6		Bemis Co, Inc	261

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

64		Carpenter Technology Corp	$2,824
456		Celanese Corp (Series A)	45,696
483	*	Century Aluminum Co	7,989
18	*	Clearwater Paper Corp	704
1,284		Commercial Metals Co	26,271
344		Eastman Chemical Co	36,320
2,527		Ecolab, Inc	346,376
695		H.B. Fuller Co	34,562
182		Innophos Holdings, Inc	7,318
72		International Flavors & Fragrances, Inc	9,858
1,738		International Paper Co	92,861
205		Kapstone Paper and Packaging Corp	7,034
248	*	Kraton Polymers LLC	11,832
1,287		Louisiana-Pacific Corp	37,027
2,024		LyondellBasell Industries AF S.C.A	213,896
394		Minerals Technologies, Inc	26,378
1,331		Mosaic Co	32,317
3,778		Nucor Corp	230,798
121		PolyOne Corp	5,145
2,291		Praxair, Inc	330,591
102		Reliance Steel & Aluminum Co	8,745
1,105		Royal Gold, Inc	94,886
157		Sealed Air Corp	6,718
318		Sherwin-Williams Co	124,694
392	*	Summit Materials, Inc	11,870
69		Trinseo S.A.	5,109
48		United States Lime & Minerals, Inc	3,513
195	*,e	US Concrete, Inc	11,778
1,333		WestRock Co	85,539
599	*	Worthington Industries, Inc	25,709

		TOTAL MATERIALS	2,257,368

MEDIA - 2.7%
1,217	*	Charter Communications, Inc	378,755
156		Cinemark Holdings, Inc	5,877
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	5,694
2,993	*,e	Discovery Communications, Inc (Class A)	64,140
3,954	*	Discovery Communications, Inc (Class C)	77,182
1,519		Entravision Communications Corp (Class A)	7,139
1,026	*	Gray Television, Inc	13,030
83		John Wiley & Sons, Inc (Class A)	5,287
52	*	Liberty Broadband Corp (Class C)	4,456
1,872		New York Times Co (Class A)	45,115
610	e	Sinclair Broadcast Group, Inc (Class A)	19,093
4,451		Time Warner, Inc	420,975
6,027		Walt Disney Co	605,352

		TOTAL MEDIA	1,652,095

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
1,187	*	Acadia Pharmaceuticals, Inc	26,672
157	*	Acceleron Pharma, Inc	6,139
120	*	Acorda Therapeutics, Inc	2,838
3,090		Agilent Technologies, Inc	206,721
244	*	Agios Pharmaceuticals, Inc	19,954
1,264	*	Akorn, Inc	23,649
3,193		Amgen, Inc	544,343
744	*,e	Bellicum Pharmaceuticals, Inc	4,881
1,868	*	BioCryst Pharmaceuticals, Inc	8,910
1,040	*	Biogen Idec, Inc	284,773
773	*	BioMarin Pharmaceutical, Inc	62,667
24		Bio-Techne Corp	3,625
156	*	Bluebird Bio, Inc	26,637
7,833		Bristol-Myers Squibb Co	495,437
105	*	Cambrex Corp	5,492
3,687	*	Celgene Corp	328,917

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,104	*	Celldex Therapeutics, Inc	$4,902
994	*,e	Coherus Biosciences, Inc	10,984
225	*,e	Collegium Pharmaceutical, Inc	5,749
1,163	*	Depomed, Inc	7,664
70	*,e	Esperion Thereapeutics, Inc	5,063
492	*	FibroGen, Inc	22,730
5,874		Gilead Sciences, Inc	442,841
186	*	Halozyme Therapeutics, Inc	3,644
346	*,e	Immunomedics, Inc	5,055
343	*,e	Inovio Pharmaceuticals, Inc	1,616
335	*	Intersect ENT, Inc	13,166
116	*	Intra-Cellular Therapies, Inc	2,442
715	*	Iovance Biotherapeutics, Inc	12,084
794	*	IQVIA Holdings, Inc	77,899
440	*	Ironwood Pharmaceuticals, Inc	6,789
8,018		Johnson & Johnson	1,027,507
74	*	Mettler-Toledo International, Inc	42,552
947	*	Nektar Therapeutics	100,628
1,079	*,e	Opko Health, Inc	3,420
697	*	Prestige Brands Holdings, Inc	23,503
1,704	*	Progenics Pharmaceuticals, Inc	12,712
281	*	Prothena Corp plc	10,316
89	*	Sage Therapeutics, Inc	14,335
779	*	Sangamo Biosciences, Inc	14,801
119	*	Sarepta Therapeutics, Inc	8,817
10,320		Schering-Plough Corp	562,130
69	*,e	Spark Therapeutics, Inc	4,595
138	*,e	TESARO, Inc	7,885
527	*,e	Theravance Biopharma, Inc	12,780
363	*	Ultragenyx Pharmaceutical, Inc	18,509
1,280	*	Vertex Pharmaceuticals, Inc	208,614
272	*	Waters Corp	54,033
4,126		Zoetis, Inc	344,562

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,145,982

REAL ESTATE - 3.7%
203	*	Altisource Portfolio Solutions S.A.	5,392
641		American Campus Communities, Inc	24,755
2,786		American Tower Corp	404,917
961		Boston Properties, Inc	118,414
511		CatchMark Timber Trust Inc	6,372
1,526	*	CBRE Group, Inc	72,058
339		Coresite Realty	33,988
165		Douglas Emmett, Inc	6,065
1,687		Duke Realty Corp	44,672
581		Easterly Government Properties, Inc	11,852
626		Equinix, Inc	261,756
1,212		First Industrial Realty Trust, Inc	35,427
494		Forest City Realty Trust, Inc	10,008
4,150		HCP, Inc	96,405
698		Healthcare Realty Trust, Inc	19,342
4,187		Host Marriott Corp	78,046
430	*	Howard Hughes Corp	59,826
625		Iron Mountain, Inc	20,538
903	*	iStar Financial, Inc	9,184
15		Jones Lang LaSalle, Inc	2,620
14		Kilroy Realty Corp	993
325		Liberty Property Trust	12,912
488		Macerich Co	27,338
642		NorthStar Realty Europe Corp	8,359
3,895		Prologis, Inc	245,346
296		QTS Realty Trust, Inc	10,721
97	*	Rafael Holdings, Inc	470
110		RMR Group, Inc	7,695
241		Ryman Hospitality Properties	18,665

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,080	*	SBA Communications Corp	$184,594
2,108		Senior Housing Properties Trust	33,011
975		Tier REIT, Inc	18,018
1,550		UDR, Inc	55,211
798		Vornado Realty Trust	53,705
17		Washington REIT	464
3,996		Welltower, Inc	217,502
149		Weyerhaeuser Co	5,215

		TOTAL REAL ESTATE	2,221,856

RETAILING - 4.6%
1,681	*	1-800-FLOWERS.COM, Inc (Class A)	19,836
77		Aaron’s, Inc	3,588
262		Advance Auto Parts, Inc	31,060
703		American Eagle Outfitters, Inc	14,011
1,193		Best Buy Co, Inc	83,498
257	*	Booking Holdings, Inc	534,661
852	*	Carmax, Inc	52,773
8		Chico’s FAS, Inc	72
2,427		Dollar General Corp	227,046
128	e	Finish Line, Inc (Class A)	1,733
1,079	*	FTD Cos, Inc	3,928
2,364		Gap, Inc	73,757
202	*	Genesco, Inc	8,201
259	*,e	GNC Holdings, Inc	1,000
7,562	*	Groupon, Inc	32,819
1,923		Kohl’s Corp	125,976
673	*	Lands’ End, Inc	15,715
389	*	LKQ Corp	14,762
4,908		Lowe’s Companies, Inc	430,677
1,872	*	NetFlix, Inc	552,895
573		Nordstrom, Inc	27,739
626		Nutri/System, Inc	16,871
125		Office Depot, Inc	269
456	*	Overstock.com, Inc	16,530
664	e	PetMed Express, Inc	27,722
278		Pier 1 Imports, Inc	895
2,660		Ross Stores, Inc	207,427
149		Shoe Carnival, Inc	3,546
982	*	Shutterfly, Inc	79,787
135		Tiffany & Co	13,184
202		Tractor Supply Co	12,730
434	*	Ulta Beauty, Inc	88,653
916	*,e	Wayfair, Inc	61,857
7	e	Williams-Sonoma, Inc	369
117		Winmark Corp	15,304

		TOTAL RETAILING	2,800,891

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
1,031		Analog Devices, Inc	93,955
7,478		Applied Materials, Inc	415,852
218	*	Cirrus Logic, Inc	8,857
367	*	First Solar, Inc	26,050
243	*	Integrated Device Technology, Inc	7,426
15,682		Intel Corp	816,718
804		Lam Research Corp	163,340
378		Marvell Technology Group Ltd	7,938
805		Microchip Technology, Inc	73,545
2,180		NVIDIA Corp	504,866
4,159	*	ON Semiconductor Corp	101,729
977		Skyworks Solutions, Inc	97,954
1,068	*,e	SunPower Corp	8,523
4,821		Texas Instruments, Inc	500,854

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,827,607

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 13.8%
3,258		Accenture plc	$500,103
805	*	Alphabet, Inc (Class A)	834,898
836	*	Alphabet, Inc (Class C)	862,576
778	*	Autodesk, Inc	97,701
2,599		Automatic Data Processing, Inc	294,935
334	*	Black Knight, Inc	15,731
438		Blackbaud, Inc	44,593
2,696		CA, Inc	91,394
178	*	Cardtronics plc	3,971
179	*	Citrix Systems, Inc	16,611
5,067		Cognizant Technology Solutions Corp (Class A)	407,894
155		Convergys Corp	3,506
172		CSG Systems International, Inc	7,790
1,689	*	Dell Technologies, Inc-VMware Inc	123,652
342		DST Systems, Inc	28,608
532	*	Ellie Mae, Inc	48,912
897	*	Etsy, Inc	25,170
54		Fair Isaac Corp	9,146
3,661		International Business Machines Corp	561,707
1,375		Intuit, Inc	238,356
812		j2 Global, Inc	64,083
986		LogMeIn, Inc	113,932
359	*	Manhattan Associates, Inc	15,035
3,788		MasterCard, Inc (Class A)	663,506
19,467	d	Microsoft Corp	1,776,753
355	*	New Relic, Inc	26,313
11,961		Oracle Corp	547,216
1,429	*	Perficient, Inc	32,753
417	*	Qualys, Inc	30,337
1,110	*	Quotient Technology, Inc	14,541
498	*	RingCentral, Inc	31,623
3,974	*	salesforce.com, Inc	462,176
1,102	*	ServiceSource International LLC	4,199
92	*	SPS Commerce, Inc	5,894
204	*	Sykes Enterprises, Inc	5,904
3,991		Symantec Corp	103,167
118		Syntel, Inc	3,013
214	*	Teradata Corp	8,489
908	*,e	Twilio, Inc	34,667
166	*	Ultimate Software Group, Inc	40,454
445	*	Unisys Corp	4,784
496	*	Vasco Data Security International	6,423
1,555	*	Website Pros, Inc	28,146
89	*	WEX, Inc	13,939
1,289	*	Workday, Inc	163,845

		TOTAL SOFTWARE & SERVICES	8,418,446

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
130	*	Anixter International, Inc	9,847
41		Belden CDT, Inc	2,827
854		Benchmark Electronics, Inc	25,492
17,720		Cisco Systems, Inc	760,011
390	*	Coherent, Inc	73,086
5,700		Corning, Inc	158,916
800	*	Cray, Inc	16,560
413		CTS Corp	11,234
483		Daktronics, Inc	4,255
1,252		Dolby Laboratories, Inc (Class A)	79,577
737	*	Fabrinet	23,127
218	*	FARO Technologies, Inc	12,731
1,050	*,e	Finisar Corp	16,601
14,833		Hewlett Packard Enterprise Co	260,171
16,100		HP, Inc	352,912

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

169		InterDigital, Inc	$12,438
440	*	Itron, Inc	31,482
2,480		Jabil Circuit, Inc	71,250
689	*	Kimball Electronics, Inc	11,127
195		Littelfuse, Inc	40,595
77	*	Lumentum Holdings, Inc	4,913
1,584		Motorola, Inc	166,795
858		National Instruments Corp	43,389
209	*	Netgear, Inc	11,955
200	*	Novanta, Inc	10,430
18		Plantronics, Inc	1,087
282	*	Plexus Corp	16,844
228	*	Rogers Corp	27,255
310	*	Sanmina Corp	8,107
331	*	Scansource, Inc	11,767
750	*	Super Micro Computer, Inc	12,750
160		SYNNEX Corp	18,944
773	*	Tech Data Corp	65,805
3,203	*	Trimble Navigation Ltd	114,924
755	*	TTM Technologies, Inc	11,544
569		Universal Display Corp	57,469
1,315		Vishay Intertechnology, Inc	24,459
4,635		Xerox Corp	133,395

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,716,071

TELECOMMUNICATION SERVICES - 1.7%
874	*	Boingo Wireless, Inc	21,649
9,949		CenturyLink, Inc	163,462
308	*	Cincinnati Bell, Inc	4,266
918	e	Consolidated Communications Holdings, Inc	10,061
4,156	*	Globalstar, Inc	2,857
194		IDT Corp (Class B)	1,216
1,012	*,e	Iridium Communications, Inc	11,385
13,000	*,e	Sprint Corp	63,440
14,536		Verizon Communications, Inc	695,112
1,213	*	Vonage Holdings Corp	12,919
2,332		Windstream Holdings, Inc	3,288
274	*	Zayo Group Holdings, Inc	9,360

		TOTAL TELECOMMUNICATION SERVICES	999,015

TRANSPORTATION - 2.6%
106	*,e	Avis Budget Group, Inc	4,965
6		CH Robinson Worldwide, Inc	562
3,738		CSX Corp	208,244
2,700		Delta Air Lines, Inc	147,987
176	*	Echo Global Logistics, Inc	4,857
299	*	Hertz Global Holdings, Inc	5,935
1,005		Norfolk Southern Corp	136,459
6		Ryder System, Inc	437
4,189		Southwest Airlines Co	239,946
15	*	Spirit Airlines, Inc	567
3,505		Union Pacific Corp	471,177
3,462		United Parcel Service, Inc (Class B)	362,333

		TOTAL TRANSPORTATION	1,583,469

UTILITIES - 2.7%
140		American Water Works Co, Inc	11,498
135		Avista Corp	6,919
1,832		Centerpoint Energy, Inc	50,197
3,627		Consolidated Edison, Inc	282,688
2,982		Dominion Resources, Inc	201,076
838		Edison International	53,347
2,470		Eversource Energy	145,532
40		Idacorp, Inc	3,531

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

220	New Jersey Resources Corp	$8,822
236	NRG Yield, Inc (Class C)	4,012
3	Pinnacle West Capital Corp	239
956	Public Service Enterprise Group, Inc	48,030
1,992	Sempra Energy	221,550
701	South Jersey Industries, Inc	19,740
6,571	Southern Co	293,462
2,096	WEC Energy Group, Inc	131,419
263	WGL Holdings, Inc	22,000
3,128	Xcel Energy, Inc	142,262

	TOTAL UTILITIES	1,646,324

	TOTAL COMMON STOCKS	60,300,515

	(Cost $35,813,836)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 0.6%
$ 350,000		Federal Home Loan Bank (FHLB)	1.400%	04/02/18	350,000

		TOTAL GOVERNMENT AGENCY DEBT			350,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
646,749	c	State Street Navigator Securities Lending Government Money Market Portfolio			646,749

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			646,749

		TOTAL SHORT-TERM INVESTMENTS			996,749

		(Cost $996,736)
		TOTAL INVESTMENTS - 101.0%			61,297,264
		(Cost $36,810,572)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(585,586)

		NET ASSETS - 100.0%			$60,711,678

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $633,316.

Futures contracts outstanding as of March 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	3	6/15/18	$406,584	$396,450	$(10,134)

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8% AUTOMOBILES & COMPONENTS - 0.9%
1,634		Adient plc	$97,648
1,323	*	American Axle & Manufacturing Holdings, Inc	20,136
3,312		BorgWarner, Inc	166,362
828		Cooper Tire & Rubber Co	24,260
274	*	Cooper-Standard Holding, Inc	33,650
2,264		Dana Holding Corp	58,321
4,298		Delphi Automotive plc	365,201
1,432		Delphi Technologies plc	68,235
407	*	Dorman Products, Inc	26,947
63,132		Ford Motor Co	699,502
545	*	Fox Factory Holding Corp	19,020
21,449		General Motors Co	779,457
4,430		Gentex Corp	101,979
573	*	Gentherm, Inc	19,453
3,947		Goodyear Tire & Rubber Co	104,911
2,737		Harley-Davidson, Inc	117,363
396	*	Horizon Global Corp	3,263
377		LCI Industries, Inc	39,264
1,077		Lear Corp	200,419
772	*	Modine Manufacturing Co	16,328
292	*	Motorcar Parts of America, Inc	6,258
209	*	Shiloh Industries, Inc	1,818
514		Spartan Motors, Inc	8,841
330		Standard Motor Products, Inc	15,698
449	*	Stoneridge, Inc	12,392
383		Superior Industries International, Inc	5,094
995		Tenneco, Inc	54,596
2,124	*,e	Tesla, Inc	565,260
841		Thor Industries, Inc	96,858
321		Tower International, Inc	8,908
496	*	Visteon Corp	54,679
321	*	VOXX International Corp (Class A)	1,589
486		Winnebago Industries, Inc	18,274

		TOTAL AUTOMOBILES & COMPONENTS	3,811,984

BANKS - 6.8%
254		1st Source Corp	12,857
233		Access National Corp	6,647
95		ACNB Corp	2,779
166	*	Allegiance Bancshares, Inc	6,499
127		American National Bankshares, Inc	4,775
563		Ameris Bancorp	29,783
129		Ames National Corp	3,547
174		Arrow Financial Corp	5,907
2,719		Associated Banc-Corp	67,567
318	*	Atlantic Capital Bancshares, Inc	5,756
697	e	Banc of California, Inc	13,452
260		Bancfirst Corp	13,806
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	13,138
1,326		BancorpSouth Bank	42,167
154,587		Bank of America Corp	4,636,064
254		Bank of Commerce Holdings	2,959
677		Bank of Hawaii Corp	56,259
87		Bank of Marin Bancorp	5,999
838		Bank of NT Butterfield & Son Ltd	37,609
1,908		Bank of the Ozarks, Inc	92,099
238		BankFinancial Corp	4,041
1,535		BankUnited	61,369
81		Bankwell Financial Group, Inc	2,615

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

511		Banner Corp	$28,355
219		Bar Harbor Bankshares	6,071
12,917		BB&T Corp	672,201
152		BCB Bancorp, Inc	2,379
276		Bear State Financial, Inc	2,829
1,199		Beneficial Bancorp, Inc	18,644
557		Berkshire Hills Bancorp, Inc	21,138
400		Blue Hills Bancorp, Inc	8,340
945	*,e	BofI Holding, Inc	38,301
421		BOK Financial Corp	41,675
1,073		Boston Private Financial Holdings, Inc	16,149
287		Bridge Bancorp, Inc	9,629
1,046		Brookline Bancorp, Inc	16,945
253		Bryn Mawr Bank Corp	11,119
124	*	BSB Bancorp, Inc	3,794
120	*	Byline Bancorp, Inc	2,752
49		C&F Financial Corp	2,577
694		Cadence BanCorp	18,898
238		Camden National Corp	10,591
156		Capital City Bank Group, Inc	3,861
2,332		Capitol Federal Financial	28,800
128	*	Capstar Financial Holdings, Inc	2,410
222		Carolina Financial Corp	8,720
1,137		Cathay General Bancorp	45,457
93	e	CBTX, Inc	2,738
937		Centerstate Banks of Florida, Inc	24,859
470		Central Pacific Financial Corp	13,376
161		Central Valley Community Bancorp	3,149
47		Century Bancorp, Inc	3,732
244		Charter Financial Corp	4,975
1,211		Chemical Financial Corp	66,217
46		Chemung Financial Corp	2,138
2,341		CIT Group, Inc	120,561
41,567		Citigroup, Inc	2,805,772
167		Citizens & Northern Corp	3,856
8,205		Citizens Financial Group, Inc	344,446
236		City Holding Co	16,180
157		Civista Bancshares, Inc	3,589
565		Clifton Bancorp, Inc	8,842
226		CNB Financial Corp	6,574
587		CoBiz, Inc	11,505
127		Codorus Valley Bancorp, Inc	3,571
1,129		Columbia Banking System, Inc	47,362
2,897		Comerica, Inc	277,909
1,596		Commerce Bancshares, Inc	95,616
102		Commerce Union Bancshares, Inc	2,325
763		Community Bank System, Inc	40,866
338	*	Community Bankers Trust Corp	3,042
61		Community Financial Corp	2,270
238		Community Trust Bancorp, Inc	10,758
422		ConnectOne Bancorp, Inc	12,154
77		County Bancorp, Inc	2,249
938		Cullen/Frost Bankers, Inc	99,494
438	*	Customers Bancorp, Inc	12,768
1,534		CVB Financial Corp	34,730
500		Dime Community Bancshares	9,200
45		DNB Financial Corp	1,604
638	*	Eagle Bancorp, Inc	38,184
2,453		East West Bancorp, Inc	153,411
100	*	Entegra Financial Corp	2,900
147		Enterprise Bancorp, Inc	5,188
347		Enterprise Financial Services Corp	16,274
161	*	Equity Bancshares, Inc	6,305
127		ESSA Bancorp, Inc	1,863
1,561	*	Essent Group Ltd	66,436
68		Evans Bancorp, Inc	3,077
144	e	Farmers & Merchants Bancorp, Inc	5,813
111		Farmers Capital Bank Corp	4,434

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

378		Farmers National Banc Corp	$5,235
362	*	FB Financial Corp	14,694
545	*	FCB Financial Holdings, Inc	27,850
139		Federal Agricultural Mortgage Corp (Class C)	12,096
321		Fidelity Southern Corp	7,405
11,286		Fifth Third Bancorp	358,331
202		Financial Institutions, Inc	5,979
440		First Bancorp (NC)	15,686
2,291	*	First Bancorp (Puerto Rico)	13,792
162		First Bancorp, Inc	4,533
130		First Bancshares, Inc	4,193
586		First Busey Corp	17,416
266		First Business Financial Services, Inc	6,693
136		First Citizens Bancshares, Inc (Class A)	56,201
1,371		First Commonwealth Financial Corp	19,372
242		First Community Bancshares, Inc	7,224
240		First Connecticut Bancorp	6,144
156		First Defiance Financial Corp	8,942
943		First Financial Bancorp	27,677
987	e	First Financial Bankshares, Inc	45,698
188		First Financial Corp	7,821
130		First Financial Northwest, Inc	2,178
445	*	First Foundation, Inc	8,250
64	e	First Guaranty Bancshares, Inc	1,663
837		First Hawaiian, Inc	23,294
4,610		First Horizon National Corp	86,806
85		First Internet Bancorp	3,145
395		First Interstate Bancsystem, Inc	15,622
640		First Merchants Corp	26,688
93		First Mid-Illinois Bancshares, Inc	3,390
1,595		First Midwest Bancorp, Inc	39,221
158	*	First Northwest Bancorp	2,669
321		First of Long Island Corp	8,811
2,557		First Republic Bank	236,804
610	*	Flagstar Bancorp, Inc	21,594
358		Flushing Financial Corp	9,652
76		FNB Bancorp	2,796
5,725		FNB Corp	77,001
206	*	Franklin Financial Network, Inc	6,716
2,673		Fulton Financial Corp	47,446
325		German American Bancorp, Inc	10,839
1,201		Glacier Bancorp, Inc	46,094
161		Great Southern Bancorp, Inc	8,042
849		Great Western Bancorp, Inc	34,189
335	*	Green Bancorp, Inc	7,454
45		Greene County Bancorp, Inc	1,652
365		Guaranty Bancorp	10,348
26		Guaranty Bancshares, Inc	866
1,231		Hancock Holding Co	63,643
484		Hanmi Financial Corp	14,883
200	*	HarborOne Bancorp, Inc	3,532
429		Heartland Financial USA, Inc	22,758
553		Heritage Commerce Corp	9,113
460		Heritage Financial Corp	14,076
1,168		Hilltop Holdings, Inc	27,401
22		Hingham Institution for Savings	4,532
89		Home Bancorp, Inc	3,842
2,318		Home Bancshares, Inc	52,874
314	*	HomeStreet, Inc	8,996
265	*	HomeTrust Bancshares, Inc	6,903
1,956		Hope Bancorp, Inc	35,580
334		Horizon Bancorp	10,023
129	*	Howard Bancorp, Inc	2,554
17,433		Huntington Bancshares, Inc	263,238
909		IBERIABANK Corp	70,902
171	*,e	Impac Mortgage Holdings, Inc	1,351
399		Independent Bank Corp (MA)	28,548
308		Independent Bank Corp (MI)	7,053

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

221		Independent Bank Group, Inc	$15,625
843		International Bancshares Corp	32,793
120		Investar Holding Corp	3,102
4,402		Investors Bancorp, Inc	60,043
55,779		JPMorgan Chase & Co	6,134,017
1,407		Kearny Financial Corp	18,291
17,530		Keycorp	342,712
584		Lakeland Bancorp, Inc	11,592
525		Lakeland Financial Corp	24,271
141		LCNB Corp	2,679
693		LegacyTexas Financial Group, Inc	29,674
98	*,e	LendingTree, Inc	32,159
310		Live Oak Bancshares, Inc	8,618
2,353		M&T Bank Corp	433,799
400		Macatawa Bank Corp	4,108
318		MainSource Financial Group, Inc	12,927
101	*	Malvern Bancorp, Inc	2,626
1,317		MB Financial, Inc	53,312
283		MBT Financial Corp	3,042
226		Mercantile Bank Corp	7,515
155		Merchants Bancorp	3,333
856		Meridian Bancorp, Inc	17,248
123		Meta Financial Group, Inc	13,432
5,850	*	MGIC Investment Corp	76,050
38		Middlefield Banc Corp	1,866
125		Midland States Bancorp, Inc	3,945
134		Midsouth Bancorp, Inc	1,695
169		MidWestOne Financial Group, Inc	5,626
101		MutualFirst Financial, Inc	3,661
535		National Bank Holdings Corp	17,789
109		National Bankshares, Inc	4,910
164	*	National Commerce Corp	7,142
502	*	Nationstar Mortgage Holdings, Inc	9,016
669		NBT Bancorp, Inc	23,736
8,219		New York Community Bancorp, Inc	107,094
140	*	Nicolet Bankshares, Inc	7,710
875	*	NMI Holdings, Inc	14,481
115		Northeast Bancorp	2,358
643		Northfield Bancorp, Inc	10,037
104		Northrim BanCorp, Inc	3,593
1,478		Northwest Bancshares, Inc	24,476
64		Norwood Financial Corp	1,926
394		OceanFirst Financial Corp	10,540
596		OFG Bancorp	6,228
68		Ohio Valley Banc Corp	2,846
134		Old Line Bancshares, Inc	4,422
2,084		Old National Bancorp	35,220
51		Old Point Financial Corp	1,345
432		Old Second Bancorp, Inc	6,005
319		Opus Bank	8,932
610		Oritani Financial Corp	9,364
111		Orrstown Financial Services, Inc	2,681
241	*	Pacific Mercantile Bancorp	2,302
609	*	Pacific Premier Bancorp, Inc	24,482
1,962		PacWest Bancorp	97,178
205		Park National Corp	21,271
24		Parke Bancorp, Inc	499
290	*	PCSB Financial Corp	6,084
259		Peapack Gladstone Financial Corp	8,648
67		Penns Woods Bancorp, Inc	2,835
165	*	PennyMac Financial Services, Inc	3,737
70		Peoples Bancorp of North Carolina, Inc	2,150
261		Peoples Bancorp, Inc	9,252
101		Peoples Financial Services Corp	4,611
5,487		People’s United Financial, Inc	102,387
194		People’s Utah Bancorp	6,266
823	*	PHH Corp	8,609
1,330		Pinnacle Financial Partners, Inc	85,386

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,812		PNC Financial Services Group, Inc	$1,181,487
1,571		Popular, Inc	65,385
188		Preferred Bank	12,070
140		Premier Financial Bancorp, Inc	2,605
1,035		Prosperity Bancshares, Inc	75,172
68	*	Provident Bancorp, Inc	1,805
94		Provident Financial Holdings, Inc	1,700
964		Provident Financial Services, Inc	24,669
132		Prudential Bancorp, Inc	2,394
190		QCR Holdings, Inc	8,522
3,376		Radian Group, Inc	64,279
104		RBB Bancorp	2,742
18,310		Regions Financial Corp	340,200
670		Renasant Corp	28,515
146		Republic Bancorp, Inc (Class A)	5,592
750	*	Republic First Bancorp, Inc	6,525
292		Riverview Bancorp, Inc	2,727
540		S&T Bancorp, Inc	21,568
495		Sandy Spring Bancorp, Inc	19,186
617	*	Seacoast Banking Corp of Florida	16,332
726		ServisFirst Bancshares, Inc	29,635
185		Shore Bancshares, Inc	3,489
177		SI Financial Group, Inc	2,549
192		Sierra Bancorp	5,115
867	*	Signature Bank	123,071
1,152		Simmons First National Corp (Class A)	32,774
116	*	SmartFinancial, Inc	2,733
670		South State Corp	57,151
101	*	Southern First Bancshares, Inc	4,495
86		Southern Missouri Bancorp, Inc	3,148
169		Southern National Bancorp of Virginia, Inc	2,677
432		Southside Bancshares, Inc	15,008
584		State Bank & Trust Co	17,526
3,716		Sterling Bancorp/DE	83,796
339		Stock Yards Bancorp, Inc	11,899
164		Summit Financial Group, Inc	4,102
7,751		SunTrust Banks, Inc	527,378
820	*	SVB Financial Group	196,808
1,928		Synovus Financial Corp	96,284
2,235		TCF Financial Corp	50,980
150		Territorial Bancorp, Inc	4,449
772	*	Texas Capital Bancshares, Inc	69,403
1,347		TFS Financial Corp	19,787
714	*	The Bancorp, Inc	7,711
100		Timberland Bancorp, Inc	3,040
229		Tompkins Trustco, Inc	17,349
996		TowneBank	28,486
330		Trico Bancshares	12,283
343	*	Tristate Capital Holdings, Inc	7,975
237	*	Triumph Bancorp, Inc	9,764
1,387		Trustco Bank Corp NY	11,720
1,035		Trustmark Corp	32,251
111		Two River Bancorp	2,004
685		UMB Financial Corp	49,587
3,528		Umpqua Holdings Corp	75,534
692		Union Bankshares Corp	25,403
60		Union Bankshares, Inc	3,048
1,552		United Bankshares, Inc	54,708
1,078		United Community Banks, Inc	34,119
740		United Community Financial Corp	7,296
770		United Financial Bancorp, Inc (New)	12,474
113		United Security Bancshares	1,215
119		Unity Bancorp, Inc	2,618
364		Univest Corp of Pennsylvania	10,083
25,126		US Bancorp	1,268,863
4,001		Valley National Bancorp	49,852
226	*	Veritex Holdings, Inc	6,253
422		Walker & Dunlop, Inc	25,075

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,396		Washington Federal, Inc	$48,302
232		Washington Trust Bancorp, Inc	12,470
384		Waterstone Financial, Inc	6,643
1,420		Webster Financial Corp	78,668
71,483		Wells Fargo & Co	3,746,424
654		WesBanco, Inc	27,664
239		West Bancorporation, Inc	6,118
399	e	Westamerica Bancorporation	23,174
1,643	*	Western Alliance Bancorp	95,475
413		Western New England Bancorp, Inc	4,398
886		Wintrust Financial Corp	76,240
3,175	*,e	WMIH Corp	4,509
466		WSFS Financial Corp	22,321
3,390		Zions Bancorporation	178,755

		TOTAL BANKS	30,024,568

CAPITAL GOODS - 7.7%
9,386		3M Co	2,060,415
2,220		A.O. Smith Corp	141,170
644		Aaon, Inc	25,116
511		AAR Corp	22,540
917		Actuant Corp (Class A)	21,320
685		Acuity Brands, Inc	95,345
553		Advanced Drainage Systems, Inc	14,323
2,370	*	Aecom Technology Corp	84,443
522	*	Aegion Corp	11,959
1,069	*	Aerojet Rocketdyne Holdings, Inc	29,900
318	*	Aerovironment, Inc	14,472
1,041		AGCO Corp	67,509
1,500		Air Lease Corp	63,930
726		Aircastle Ltd	14,418
148		Alamo Group, Inc	16,265
445		Albany International Corp (Class A)	27,902
1,475		Allegion plc	125,803
91		Allied Motion Technologies, Inc	3,617
2,350		Allison Transmission Holdings, Inc	91,791
449		Altra Holdings, Inc	20,632
317	*	Ameresco, Inc	4,121
127		American Railcar Industries, Inc	4,751
254	*	American Woodmark Corp	25,006
3,763		Ametek, Inc	285,875
438		Apogee Enterprises, Inc	18,987
567		Applied Industrial Technologies, Inc	41,334
6,808		Arconic, Inc	156,856
244		Argan, Inc	10,480
367	*	Armstrong Flooring, Inc	4,980
662	*	Armstrong World Industries, Inc	37,271
334		Astec Industries, Inc	18,430
340	*	Astronics Corp	12,682
491	*	Atkore International Group, Inc	9,746
785	*,e	Axon Enterprise, Inc	30,858
406		AZZ, Inc	17,742
782		Barnes Group, Inc	46,834
1,120	*	Beacon Roofing Supply, Inc	59,438
87	*	Blue Bird Corp	2,062
941	*	BMC Stock Holdings, Inc	18,397
8,972		Boeing Co	2,941,739
656		Briggs & Stratton Corp	14,045
2,096	*	Builders FirstSource, Inc	41,585
1,467		BWX Technologies, Inc	93,199
351		Caesarstone Sdot-Yam Ltd	6,897
250	*	CAI International, Inc	5,315
1,067		Carlisle Cos, Inc	111,405
9,155		Caterpillar, Inc	1,349,264
467	*	Chart Industries, Inc	27,567

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,542	e	Chicago Bridge & Iron Co NV	$22,205
259		CIRCOR International, Inc	11,049
1,386	*	Colfax Corp	44,213
262		Columbus McKinnon Corp	9,390
575		Comfort Systems USA, Inc	23,719
388	*	Commercial Vehicle Group, Inc	3,007
601	*	Continental Building Products Inc	17,159
901		Crane Co	83,559
225	*	CSW Industrials, Inc	10,136
360		Cubic Corp	22,896
2,527		Cummins, Inc	409,601
674		Curtiss-Wright Corp	91,037
5,162		Deere & Co	801,762
199		DMC Global, Inc	5,323
2,065		Donaldson Co, Inc	93,028
347		Douglas Dynamics, Inc	15,042
2,490		Dover Corp	244,568
160	*	Ducommun, Inc	4,861
240	*	DXP Enterprises, Inc	9,348
486	*	Dycom Industries, Inc	52,308
80		Eastern Co	2,280
7,123		Eaton Corp	569,199
916		EMCOR Group, Inc	71,384
10,251		Emerson Electric Co	700,143
318		Encore Wire Corp	18,031
281	*,e	Energous Corp	4,504
568	*,e	Energy Recovery, Inc	4,669
681		EnerSys	47,241
274	*	Engility Holdings, Inc	6,686
330		EnPro Industries, Inc	25,535
56	e	EnviroStar, Inc	2,198
1,903		Equifax, Inc	224,192
398		ESCO Technologies, Inc	23,303
408	*	Esterline Technologies Corp	29,845
521	*	Evoqua Water Technologies Corp	11,092
4,523		Fastenal Co	246,911
819		Federal Signal Corp	18,034
2,038		Flowserve Corp	88,307
2,196		Fluor Corp	125,655
5,090		Fortive Corp	394,577
2,359		Fortune Brands Home & Security, Inc	138,922
199	*	Foundation Building Materials, Inc	2,967
719		Franklin Electric Co, Inc	29,299
165		Freightcar America, Inc	2,211
1,121	*	Gardner Denver Holdings, Inc	34,392
730	*	Gates Industrial Corp plc	12,782
608	e	GATX Corp	41,642
103	*	Gencor Industries, Inc	1,658
981	*	Generac Holdings, Inc	45,038
1,013		General Cable Corp	29,985
4,151		General Dynamics Corp	916,956
140,207		General Electric Co	1,889,990
567	*	Gibraltar Industries, Inc	19,193
336		Global Brass & Copper Holdings, Inc	11,239
370	*	GMS, Inc	11,307
271		Gorman-Rupp Co	7,927
2,760		Graco, Inc	126,187
128		Graham Corp	2,742
620		Granite Construction, Inc	34,633
890	*	Great Lakes Dredge & Dock Corp	4,094
414		Greenbrier Cos, Inc	20,804
448		Griffon Corp	8,176
627		H&E Equipment Services, Inc	24,133
187		Hardinge, Inc	3,426
1,922		Harris Corp	309,980
1,393	*	Harsco Corp	28,765
632	*	HC2 Holdings, Inc	3,324
3,438	*	HD Supply Holdings, Inc	130,438

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

608		HEICO Corp	$52,780
926		HEICO Corp (Class A)	65,700
380	*	Herc Holdings, Inc	24,681
1,413		Hexcel Corp	91,266
981		Hillenbrand, Inc	45,028
12,146		Honeywell International, Inc	1,755,219
857		Hubbell, Inc	104,365
710		Huntington Ingalls	183,010
96		Hurco Cos, Inc	4,406
346	*,e	Huttig Building Products, Inc	1,810
158		Hyster-Yale Materials Handling, Inc	11,049
1,286		IDEX Corp	183,268
137	*	IES Holdings, Inc	2,076
4,870		Illinois Tool Works, Inc	762,934
4,114		Ingersoll-Rand plc	351,788
289		Insteel Industries, Inc	7,985
1,338		ITT, Inc	65,535
2,070		Jacobs Engineering Group, Inc	122,441
1,178	*	JELD-WEN Holding, Inc	36,070
486		John Bean Technologies Corp	55,112
15,253		Johnson Controls International plc	537,516
166		Kadant, Inc	15,687
415		Kaman Corp	25,780
2,207		KBR, Inc	35,731
1,244		Kennametal, Inc	49,959
770	*,e	KEYW Holding Corp, The	6,052
781	*	KLX, Inc	55,498
1,099	*,e	Kratos Defense & Security Solutions, Inc	11,309
1,241		L3 Technologies, Inc	258,128
87	*	Lawson Products, Inc	2,197
285	*	Layne Christensen Co	4,252
122	*	LB Foster Co (Class A)	2,873
606		Lennox International, Inc	123,848
942		Lincoln Electric Holdings, Inc	84,733
165		Lindsay Corp	15,088
3,989		Lockheed Martin Corp	1,348,003
395		LSI Industries, Inc	3,203
258	*	Lydall, Inc	12,449
539	*	Manitowoc Co, Inc	15,340
4,995		Masco Corp	201,998
503	*	Masonite International Corp	30,859
1,249	*	Mastec, Inc	58,765
726	*	Mercury Systems, Inc	35,080
1,303	*	Meritor, Inc	26,790
885	*	Middleby Corp	109,554
662	*	Milacron Holdings Corp	13,333
168		Miller Industries, Inc	4,200
491	*	Moog, Inc (Class A)	40,463
1,441	*	MRC Global, Inc	23,690
688		MSC Industrial Direct Co (Class A)	63,096
883		Mueller Industries, Inc	23,099
2,381		Mueller Water Products, Inc (Class A)	25,881
301	*	MYR Group, Inc	9,277
76	e	National Presto Industries, Inc	7,125
783	*	Navistar International Corp	27,382
628	*	NCI Building Systems, Inc	11,116
345	*	Nexeo Solutions, Inc	3,692
442		NN, Inc	10,608
904		Nordson Corp	123,251
2,615		Northrop Grumman Corp	912,949
149	*	Northwest Pipe Co	2,578
1,637	*,e	NOW, Inc	16,730
123	*	NV5 Holdings, Inc	6,857
44		Omega Flex, Inc	2,864
1,013		Orbital ATK, Inc	134,334
454	*	Orion Marine Group, Inc	2,992
1,266		Oshkosh Truck Corp	97,824
1,733		Owens Corning, Inc	139,333

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,484		PACCAR, Inc	$362,876
2,119		Parker-Hannifin Corp	362,413
381	*	Patrick Industries, Inc	23,565
2,708		Pentair plc	184,496
763	*	PGT, Inc	14,230
3,537	*,e	Plug Power, Inc	6,685
898	*	Ply Gem Holdings, Inc	19,397
125		Powell Industries, Inc	3,355
51		Preformed Line Products Co	3,320
613		Primoris Services Corp	15,313
418	*	Proto Labs, Inc	49,136
492		Quanex Building Products Corp	8,561
2,309	*	Quanta Services, Inc	79,314
551		Raven Industries, Inc	19,313
4,705		Raytheon Co	1,015,433
360	*	RBC Bearings, Inc	44,712
687		Regal-Beloit Corp	50,391
562		REV Group, Inc	11,667
4,635	*,e	Revolution Lighting Technologies, Inc	15,898
1,622	*	Rexnord Corp	48,141
2,075		Rockwell Automation, Inc	361,465
2,667		Rockwell Collins, Inc	359,645
1,613		Roper Industries, Inc	452,753
96	*	Rush Enterprises, Inc	3,876
461	*	Rush Enterprises, Inc (Class A)	19,588
2,647	*	Sensata Technologies Holding plc	137,194
863		Simpson Manufacturing Co, Inc	49,700
516	*	SiteOne Landscape Supply, Inc	39,753
924		Snap-On, Inc	136,327
136	*	Sparton Corp	2,368
1,891		Spirit Aerosystems Holdings, Inc (Class A)	158,277
647	*	SPX Corp	21,015
646	*	SPX FLOW, Inc	31,777
195		Standex International Corp	18,593
2,457		Stanley Works	376,412
394	*	Sterling Construction Co, Inc	4,515
365		Sun Hydraulics Corp	19,549
1,306	*,e	Sunrun, Inc	11,663
582	*	Teledyne Technologies, Inc	108,933
268		Tennant Co	18,144
1,424		Terex Corp	53,272
427	*	Textainer Group Holdings Ltd	7,238
4,382		Textron, Inc	258,407
267	*	The ExOne Company	1,944
509	*	Thermon Group Holdings	11,407
1,085		Timken Co	49,476
784		Titan International, Inc	9,886
282	*	Titan Machinery, Inc	6,644
1,747		Toro Co	109,100
160	*	TPI Composites, Inc	3,592
768		TransDigm Group, Inc	235,730
451	*	Trex Co, Inc	49,055
716	*	Trimas Corp	18,795
2,278		Trinity Industries, Inc	74,331
689		Triton International Ltd	21,083
753		Triumph Group, Inc	18,976
585	*	Tutor Perini Corp	12,899
142	*	Twin Disc, Inc	3,087
1,321	*	United Rentals, Inc	228,176
12,098		United Technologies Corp	1,522,170
2,029	*	Univar, Inc	56,305
873		Universal Forest Products, Inc	28,329
1,341	*	USG Corp	54,203
345		Valmont Industries, Inc	50,474
156	*	Vectrus, Inc	5,809
155	*	Veritiv Corp	6,076
253	*	Vicor Corp	7,223

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

838		W.W. Grainger, Inc	$236,542
918		Wabash National Corp	19,104
794	*	WABCO Holdings, Inc	106,293
1,341	e	Wabtec Corp	109,157
469		Watsco, Inc	84,875
434		Watts Water Technologies, Inc (Class A)	33,722
2,009	*	Welbilt, Inc	39,075
849	*	Wesco Aircraft Holdings, Inc	8,702
755	*	WESCO International, Inc	46,848
71	*	Willis Lease Finance Corp	2,434
826		Woodward Governor Co	59,191
2,937		Xylem, Inc	225,914

		TOTAL CAPITAL GOODS	34,075,139

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
868		ABM Industries, Inc	29,061
731	*	Acacia Research (Acacia Technologies)	2,559
1,696		ACCO Brands Corp	21,285
1,679		ADT, Inc	13,314
745	*	Advanced Disposal Services, Inc	16,599
601	*	ARC Document Solutions, Inc	1,322
110		Barrett Business Services, Inc	9,117
109		BG Staffing, Inc	2,070
723		Brady Corp (Class A)	26,859
713		Brink’s Co	50,873
599	*	Casella Waste Systems, Inc (Class A)	14,005
778	*	CBIZ, Inc	14,199
433		Ceco Environmental Corp	1,927
390	*,e	Cimpress NV	60,333
1,356		Cintas Corp	231,306
819	*	Clean Harbors, Inc	39,975
3,383	*	Copart, Inc	172,296
557	*	CoStar Group, Inc	202,013
1,794		Covanta Holding Corp	26,013
128		CRA International, Inc	6,693
754		Deluxe Corp	55,804
579		Dun & Bradstreet Corp	67,743
2,090	*,†,m	Dyax Corp	2,320
394		Ennis, Inc	7,762
556		Essendant, Inc	4,337
402		Exponent, Inc	31,617
178		Forrester Research, Inc	7,378
148	*	Franklin Covey Co	3,981
640	*	FTI Consulting, Inc	30,982
191	*	GP Strategies Corp	4,326
1,153		Healthcare Services Group	50,132
286		Heidrick & Struggles International, Inc	8,938
247	*	Heritage-Crystal Clean, Inc	5,817
928		Herman Miller, Inc	29,650
569	*	Hill International, Inc	3,243
682		HNI Corp	24,613
564	*,e	Hudson Technologies, Inc	2,786
334	*	Huron Consulting Group, Inc	12,725
282		ICF International, Inc	16,483
6,456	*	IHS Markit Ltd	311,437
708	*	Innerworkings, Inc	6,407
568		Insperity, Inc	39,504
961		Interface, Inc	24,217
2,145		KAR Auction Services, Inc	116,259
481		Kelly Services, Inc (Class A)	13,968
366		Kforce, Inc	9,900
577		Kimball International, Inc (Class B)	9,832
752		Knoll, Inc	15,183
806		Korn/Ferry International	41,582
518		LSC Communications, Inc	9,039

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,129		Manpower, Inc	$129,948
491		Matthews International Corp (Class A)	24,845
379		McGrath RentCorp	20,349
1,666	*,†,m	Media General, Inc	0
259	*	Mistras Group, Inc	4,905
682		Mobile Mini, Inc	29,667
518		MSA Safety, Inc	43,118
210		Multi-Color Corp	13,871
729	*	Navigant Consulting, Inc	14,026
5,590		Nielsen NV	177,706
160	*	NL Industries, Inc	1,256
781	*	On Assignment, Inc	63,948
2,896		Pitney Bowes, Inc	31,537
482		Quad Graphics, Inc	12,219
29	*	Red Violet, Inc	177
3,657		Republic Services, Inc	242,203
514		Resources Connection, Inc	8,327
1,949		Robert Half International, Inc	112,828
1,491		Rollins, Inc	76,086
703		RPX Corp	7,515
2,638		RR Donnelley & Sons Co	23,030
269	*	SP Plus Corp	9,576
1,350		Steelcase, Inc (Class A)	18,360
1,291	*	Stericycle, Inc	75,562
449	*,e	Team, Inc	6,174
864		Tetra Tech, Inc	42,293
2,656	*	TransUnion	150,808
632	*	TriNet Group, Inc	29,274
645	*	TrueBlue, Inc	16,706
237		Unifirst Corp	38,311
338		US Ecology, Inc	18,015
2,513	*	Verisk Analytics, Inc	261,352
318		Viad Corp	16,679
134		VSE Corp	6,930
580	*	WageWorks, Inc	26,216
7,127		Waste Management, Inc	599,523
116	*	Willdan Group, Inc	3,289

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,266,413

CONSUMER DURABLES & APPAREL - 1.4%
351	e	Acushnet Holdings Corp	8,105
840	*	American Outdoor Brands Corp	8,669
194		Bassett Furniture Industries, Inc	5,888
565	*	Beazer Homes USA, Inc	9,012
1,393		Brunswick Corp	82,730
1,433		Callaway Golf Co	23,444
750		Carter’s, Inc	78,075
132	*	Cavco Industries, Inc	22,935
298	*	Century Communities, Inc	8,925
307	*	Clarus Corp	2,072
454		Columbia Sportswear Co	34,699
1,159	*	CROCS, Inc	18,834
125		CSS Industries, Inc	2,187
167		Culp, Inc	5,102
498	*	Deckers Outdoor Corp	44,835
108	*	Delta Apparel, Inc	1,946
5,219		DR Horton, Inc	228,801
167		Escalade, Inc	2,288
327		Ethan Allen Interiors, Inc	7,505
122		Flexsteel Industries, Inc	4,829
730	*,e	Fossil Group, Inc	9,271
1,886	*	Garmin Ltd	111,142
682	*	G-III Apparel Group Ltd	25,698
1,762	*,e	GoPro, Inc	8,440
578	*	Green Brick Partners, Inc	6,300
132		Hamilton Beach Brands Holding Co	2,801
5,680	e	Hanesbrands, Inc	104,626
1,873		Hasbro, Inc	157,894
411	*	Helen of Troy Ltd	35,757

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

173		Hooker Furniture Corp	$6,349
2,504	*	Hovnanian Enterprises, Inc (Class A)	4,582
379	*	Installed Building Products Inc	22,759
443	*,e	iRobot Corp	28,436
75		Johnson Outdoors, Inc	4,650
1,294		KB Home	36,814
696		La-Z-Boy, Inc	20,845
2,061		Leggett & Platt, Inc	91,426
224		Lennar Corp (B Shares)	10,683
4,243		Lennar Corp (Class A)	250,082
273	*,e	LGI Homes, Inc	19,266
365		Libbey, Inc	1,785
163		Lifetime Brands, Inc	2,021
1,513	*	Lululemon Athletica, Inc	134,839
385	*	M/I Homes, Inc	12,262
287	*	Malibu Boats Inc	9,531
156		Marine Products Corp	2,186
5,317	e	Mattel, Inc	69,919
295		MCBC Holdings, Inc	7,434
932		MDC Holdings, Inc	26,021
602	*	Meritage Homes Corp	27,240
2,432	*	Michael Kors Holdings Ltd	150,979
998	*	Mohawk Industries, Inc	231,756
227		Movado Group, Inc	8,717
66		Nacco Industries, Inc (Class A)	2,168
545	*	Nautilus, Inc	7,330
389	*	New Home Co Inc	4,310
7,673		Newell Rubbermaid, Inc	195,508
21,093		Nike, Inc (Class B)	1,401,419
52	*	NVR, Inc	145,600
276		Oxford Industries, Inc	20,579
199	*	Perry Ellis International, Inc	5,134
921	e	Polaris Industries, Inc	105,473
630		Pool Corp	92,119
4,225		Pulte Homes, Inc	124,595
1,215		PVH Corp	183,987
885		Ralph Lauren Corp	98,943
646	*,e	Sequential Brands Group, Inc	1,347
2,114	*	Skechers U.S.A., Inc (Class A)	82,213
922		Steven Madden Ltd	40,476
272	e	Sturm Ruger & Co, Inc	14,280
133		Superior Uniform Group, Inc	3,494
4,564		Tapestry, Inc	240,112
1,369	*	Taylor Morrison Home Corp	31,870
725	*,e	Tempur Sealy International, Inc	32,835
2,373		Toll Brothers, Inc	102,632
563	*	TopBuild Corp	43,081
2,459	*	TRI Pointe Homes, Inc	40,401
917		Tupperware Corp	44,364
2,914	*,e	Under Armour, Inc (Class C)	41,816
2,878	*,e	Under Armour, Inc (Class A)	47,055
226	*	Unifi, Inc	8,192
217	*	Universal Electronics, Inc	11,295
320	*	Vera Bradley, Inc	3,395
5,384		VF Corp	399,062
896	*	Vista Outdoor, Inc	14,623
99		Weyco Group, Inc	3,326
1,133		Whirlpool Corp	173,474
917	*	William Lyon Homes, Inc	25,208
1,465		Wolverine World Wide, Inc	42,339
423	*	Zagg, Inc	5,161

		TOTAL CONSUMER DURABLES & APPAREL	6,082,608

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.2%
965	*	Adtalem Global Education, Inc	$45,886
239	*	American Public Education, Inc	10,277
4,005		ARAMARK Holdings Corp	158,438
193	*	Ascent Media Corp (Series A)	710
1,433	*	Belmond Ltd.	15,978
356		BJ’s Restaurants, Inc	15,984
1,539		Bloomin’ Brands, Inc	37,367
141	e	Bluegreen Vacations Corp	2,985
268	*	Bojangles’, Inc	3,712
1,270		Boyd Gaming Corp	40,462
275	*	Bridgepoint Education, Inc	1,854
949	*	Bright Horizons Family Solutions	94,634
763	e	Brinker International, Inc	27,544
2,102	*	Caesars Entertainment Corp	23,648
222	*	Cambium Learning Group, Inc	2,486
178		Capella Education Co	15,548
1,137	*	Career Education Corp	14,940
6,527		Carnival Corp	428,041
234		Carriage Services, Inc	6,472
507	*	Carrols Restaurant Group, Inc	5,678
348	*	Century Casinos, Inc	2,596
702	e	Cheesecake Factory	33,850
1,311	*	Chegg, Inc	27,085
396	*	Chipotle Mexican Grill, Inc (Class A)	127,952
520		Choice Hotels International, Inc	41,678
210		Churchill Downs, Inc	51,251
247	*	Chuy’s Holdings, Inc	6,471
123		Collectors Universe	1,932
294	e	Cracker Barrel Old Country Store, Inc	46,805
1,973		Darden Restaurants, Inc	168,198
657	*	Dave & Buster’s Entertainment, Inc	27,423
331	*	Del Frisco’s Restaurant Group, Inc	5,048
519	*	Del Taco Restaurants, Inc	5,377
1,168	*	Denny’s Corp	18,022
266		DineEquity, Inc	17,444
751		Domino’s Pizza, Inc	175,404
948	*	Drive Shack, Inc	4,531
1,432	e	Dunkin Brands Group, Inc	85,476
302	*	El Pollo Loco Holdings, Inc	2,869
735	*	Eldorado Resorts, Inc	24,255
38	*,e	Empire Resorts, Inc	656
3,065		Extended Stay America, Inc	60,595
402	*,e	Fiesta Restaurant Group, Inc	7,437
83	*	Fogo De Chao, Inc	1,307
149	e	Golden Entertainment, Inc	3,461
73		Graham Holdings Co	43,964
732	*	Grand Canyon Education, Inc	76,801
3,287		H&R Block, Inc	83,523
326	*	Habit Restaurants, Inc	2,869
1,179	*	Hilton Grand Vacations, Inc	50,721
3,492		Hilton Worldwide Holdings, Inc	275,030
1,746	*	Houghton Mifflin Harcourt Co	12,135
738		Hyatt Hotels Corp	56,280
1,670		ILG, Inc	51,954
1,684		International Game Technology plc	45,013
389		International Speedway Corp (Class A)	17,155
211	*	J Alexander’s Holdings, Inc	2,416
490		Jack in the Box, Inc	41,812
521	*	K12, Inc	7,388
1,351	*	La Quinta Holdings, Inc	25,547
5,947		Las Vegas Sands Corp	427,589

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,593	*	Laureate Education, Inc	$21,904
83	e	Liberty Tax, Inc	838
322	*	Lindblad Expeditions Holdings, Inc	3,307
294		Marcus Corp	8,923
4,863		Marriott International, Inc (Class A)	661,271
340		Marriott Vacations Worldwide Corp	45,288
12,916		McDonald’s Corp	2,019,804
8,029		MGM Resorts International	281,176
173	*	Monarch Casino & Resort, Inc	7,316
49		Nathan’s Famous, Inc	3,621
279	*	Noodles & Co	2,106
3,068	*	Norwegian Cruise Line Holdings Ltd	162,512
422		Papa John’s International, Inc	24,181
1,314	*	Penn National Gaming, Inc	34,506
848	*	Pinnacle Entertainment, Inc	25,567
1,306		Planet Fitness, Inc	49,328
148	*	PlayAGS, Inc	3,443
320	*	Potbelly Corp	3,856
142		RCI Hospitality Holdings, Inc	4,031
238	*	Red Lion Hotels Corp	2,321
204	*	Red Robin Gourmet Burgers, Inc	11,832
1,049		Red Rock Resorts, Inc	30,715
607	*	Regis Corp	9,184
2,772		Royal Caribbean Cruises Ltd	326,375
473		Ruth’s Chris Steak House, Inc	11,565
843	*	Scientific Games Corp (Class A)	35,069
1,062	*,e	SeaWorld Entertainment, Inc	15,749
2,922		Service Corp International	110,276
2,101	*	ServiceMaster Global Holdings, Inc	106,836
337	*	Shake Shack, Inc	14,029
1,116		Six Flags Entertainment Corp	69,482
673	e	Sonic Corp	16,980
602	*	Sotheby’s (Class A)	30,889
164		Speedway Motorsports, Inc	2,923
22,114		Starbucks Corp	1,280,179
17	*	Steak N Shake Co	6,943
167		Strayer Education, Inc	16,875
1,016		Texas Roadhouse, Inc (Class A)	58,704
621		Vail Resorts, Inc	137,676
427	*	Weight Watchers International, Inc	27,208
2,954		Wendy’s	51,843
454		Wingstop, Inc	21,442
1,610		Wyndham Worldwide Corp	184,232
1,250		Wynn Resorts Ltd	227,950
5,939		Yum China Holdings, Inc	246,469
5,459		Yum! Brands, Inc	464,725
274	*	Zoe’s Kitchen, Inc	3,957

		TOTAL CONSUMER SERVICES	10,005,370

DIVERSIFIED FINANCIALS - 4.1%
887		Affiliated Managers Group, Inc	168,157
430		AG Mortgage Investment Trust	7,469
6,800		AGNC Investment Corp	128,656
7,199		Ally Financial, Inc	195,453
11,758		American Express Co	1,096,786
2,386		Ameriprise Financial, Inc	352,985
18,243		Annaly Capital Management, Inc	190,275
1,539		Anworth Mortgage Asset Corp	7,387
1,714		Apollo Commercial Real Estate Finance, Inc	30,818
406		Ares Commercial Real Estate Corp	5,014
359	e	Arlington Asset Investment Corp (Class A)	3,963
566	*	ARMOUR Residential REIT, Inc	13,177
693		Artisan Partners Asset Management, Inc	23,077

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

86		Associated Capital Group, Inc	$3,221
212		B. Riley Financial, Inc	4,134
16,023		Bank of New York Mellon Corp	825,665
3,582		BGC Partners, Inc (Class A)	48,178
2,016		BlackRock, Inc	1,092,108
1,084	*	Cannae Holdings, Inc	20,444
7,820		Capital One Financial Corp	749,312
1,473		Capstead Mortgage Corp	12,741
1,847		CBOE Holdings, Inc	210,743
19,072		Charles Schwab Corp	995,940
189		Cherry Hill Mortgage Investment Corp	3,315
2,903		Chimera Investment Corp	50,541
5,527		CME Group, Inc	893,937
321		Cohen & Steers, Inc	13,052
387	*,e	Cowen, Inc	5,108
174	*,e	Credit Acceptance Corp	57,491
153	*	Curo Group Holdings Corp	2,632
2,338		CYS Investments, Inc	15,711
49		Diamond Hill Investment Group, Inc	10,121
5,914		Discover Financial Services	425,394
397	*	Donnelley Financial Solutions, Inc	6,817
776		Dynex Capital, Inc	5,145
4,309	*	E*TRADE Financial Corp	238,762
2,009		Eaton Vance Corp	111,841
241	*,e	Elevate Credit, Inc	1,706
129		Ellington Residential Mortgage REIT	1,414
375	*	Encore Capital Group, Inc	16,950
522	*	Enova International, Inc	11,510
638		Evercore Partners, Inc (Class A)	55,634
796	*	Ezcorp, Inc (Class A)	10,507
613		Factset Research Systems, Inc	122,244
1,485		Federated Investors, Inc (Class B)	49,599
911		Financial Engines, Inc	31,885
737		FirstCash, Inc	59,881
5,414		Franklin Resources, Inc	187,758
546	e	Gain Capital Holdings, Inc	3,686
93		GAMCO Investors, Inc (Class A)	2,309
5,687		Goldman Sachs Group, Inc	1,432,328
662		Granite Point Mortgage Trust, Inc	10,950
251		Great Ajax Corp	3,401
713	*	Green Dot Corp	45,746
424	e	Greenhill & Co, Inc	7,844
218		Hamilton Lane, Inc	8,116
341		Houlihan Lokey, Inc	15,209
1,010		Interactive Brokers Group, Inc (Class A)	67,912
9,374		IntercontinentalExchange Group, Inc	679,803
241	*	INTL FCStone, Inc	10,286
6,556		Invesco Ltd	209,858
1,752		Invesco Mortgage Capital, Inc	28,698
524		Investment Technology Group, Inc	10,344
2,651		iShares Russell 3000 Index Fund	414,457
168		KKR Real Estate Finance Trust, Inc	3,370
1,088		Ladder Capital Corp	16,407
1,533		Ladenburg Thalmann Financial Services, Inc	5,013
1,898		Lazard Ltd (Class A)	99,759
1,355		Legg Mason, Inc	55,081
5,056	*	LendingClub Corp	17,696
5,119		Leucadia National Corp	116,355
1,384		LPL Financial Holdings, Inc	84,521
578		MarketAxess Holdings, Inc	125,680
144		Marlin Business Services Corp	4,082
7,296		MFA Mortgage Investments, Inc	54,939
395		Moelis & Co	20,086
2,727		Moody’s Corp	439,865

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

20,642		Morgan Stanley	$1,113,842
298		Morningstar, Inc	28,465
1,398		MSCI, Inc (Class A)	208,959
822		MTGE Investment Corp	14,714
1,822		NASDAQ OMX Group, Inc	157,093
4,428		Navient Corp	58,095
312		Nelnet, Inc (Class A)	16,352
4,801		New Residential Investment Corp	78,976
1,709		New York Mortgage Trust, Inc	10,134
483	*,†,m	NewsStar Financial, Inc	238
3,386		Northern Trust Corp	349,198
866		OM Asset Management plc	13,648
750	*	On Deck Capital, Inc	4,193
1,264	*	OneMain Holdings, Inc	37,844
147		Oppenheimer Holdings, Inc	3,785
511		Orchid Island Capital, Inc	3,766
145		Owens Realty Mortgage, Inc	2,114
1,030		PennyMac Mortgage Investment Trust	18,571
324		Pico Holdings, Inc	3,710
229		Piper Jaffray Cos	19,018
271		PJT Partners, Inc	13,577
719	*	PRA Group, Inc	27,322
257		Pzena Investment Management, Inc (Class A)	2,860
2,010		Raymond James Financial, Inc	179,714
1,174		Redwood Trust, Inc	18,162
143	*	Regional Management Corp	4,553
422		Resource Capital Corp	4,013
4,118		S&P Global, Inc	786,785
296	*	Safeguard Scientifics, Inc	3,626
2,247		Santander Consumer USA Holdings, Inc	36,626
2,255		SEI Investments Co	168,922
111		Silvercrest Asset Management Group, Inc	1,687
6,760	*	SLM Corp	75,780
6,129		State Street Corp	611,245
1,033		Stifel Financial Corp	61,185
12,712		Synchrony Financial	426,233
3,747		T Rowe Price Group, Inc	404,564
4,778		TD Ameritrade Holding Corp	283,001
433		Tiptree Financial, Inc	2,750
181		TPG RE Finance Trust, Inc	3,600
2,606		Two Harbors Investment Corp	40,054
382	e	Virtu Financial, Inc	12,606
103		Virtus Investment Partners, Inc	12,751
2,911		Voya Financial, Inc	147,006
1,255		Waddell & Reed Financial, Inc (Class A)	25,364
614		Western Asset Mortgage Capital Corp	5,950
125		Westwood Holdings Group, Inc	7,061
1,867		WisdomTree Investments, Inc	17,120
90	*	World Acceptance Corp	9,477
259		ZAIS Financial Corp	3,924

		TOTAL DIVERSIFIED FINANCIALS	18,108,692

ENERGY - 5.4%
2,365	*	Abraxas Petroleum Corp	5,250
30		Adams Resources & Energy, Inc	1,305
9,009		Anadarko Petroleum Corp	544,234
2,572		Andeavor	258,640
3,605	*	Antero Resources Corp	71,559
6,017		Apache Corp	231,534
692	*,e	Approach Resources, Inc	1,806
338		Arch Coal, Inc	31,055
1,237		Archrock, Inc	10,824
454	*	Ardmore Shipping Corp	3,450
6,741		Baker Hughes a GE Co	187,198
265	*	Basic Energy Services, Inc	3,827
314	*	Bonanza Creek Energy, Inc	8,701

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

645	e	Bristow Group, Inc	$8,385
669	*	C&J Energy Services, Inc	17,274
7,759		Cabot Oil & Gas Corp	186,061
370	*	Cactus, Inc	9,964
747	*,e	California Resources Corp	12,811
3,134	*	Callon Petroleum Co	41,494
335	*,e	CARBO Ceramics, Inc	2,429
1,619	*	Carrizo Oil & Gas, Inc	25,904
2,474	*	Centennial Resource Development, Inc	45,398
3,192	*	Cheniere Energy, Inc	170,612
14,182	*,e	Chesapeake Energy Corp	42,830
30,480		Chevron Corp	3,475,939
1,474		Cimarex Energy Co	137,819
1,943	*	Clean Energy Fuels Corp	3,206
1,183	*	Cloud Peak Energy, Inc	3,443
3,564	*	CNX Resources Corp	54,992
2,383	*	Concho Resources, Inc	358,236
19,048		ConocoPhillips	1,129,356
445	*	CONSOL Energy, Inc	12,892
2,528	*	Contango Oil & Gas Co	8,974
1,365	*	Continental Resources, Inc	80,467
236		CVR Energy, Inc	7,132
1,312		Delek US Holdings, Inc	53,398
6,701	*	Denbury Resources, Inc	18,361
8,228	*	Devon Energy Corp	261,568
1,283		DHT Holdings, Inc	4,362
994	*,e	Diamond Offshore Drilling, Inc	14,572
1,536	*	Diamondback Energy, Inc	194,335
424	*	Dorian LPG Ltd	3,176
582	*	Dril-Quip, Inc	26,074
153	*	Earthstone Energy, Inc	1,548
1,319	*	Eclipse Resources Corp	1,899
1,520	*	Energen Corp	95,547
3,226	*	Energy XXI Gulf Coast, Inc	12,388
6,577	e	Ensco plc	28,873
9,200		EOG Resources, Inc	968,484
871	*,e	EP Energy Corp	1,167
3,688		EQT Corp	175,217
272	*	Era Group, Inc	2,543
468		Evolution Petroleum Corp	3,767
499	*	Exterran Corp	13,323
1,888	*	Extraction Oil & Gas, Inc	21,636
68,462	d	Exxon Mobil Corp	5,107,950
2,427	*,e	Fairmount Santrol Holdings, Inc	10,315
1,061	*	Forum Energy Technologies, Inc	11,671
790		Frank’s International NV	4,290
1,164	e	Frontline Ltd	5,156
348	*	FTS International, Inc	6,400
635		GasLog Ltd	10,446
2,889	*,e	Gastar Exploration, Inc	1,972
750	*	Gener8 Maritime, Inc	4,237
283	*	Geospace Technologies Corp	2,793
1,502		Golar LNG Ltd	41,095

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

569		Green Plains Renewable Energy, Inc	$9,559
226		Gulf Island Fabrication, Inc	1,605
2,531	*	Gulfport Energy Corp	24,424
2,401	*	Halcon Resources Corp	11,693
223		Hallador Energy Co	1,532
13,785		Halliburton Co	647,068
2,257	*	Helix Energy Solutions Group, Inc	13,068
1,788	e	Helmerich & Payne, Inc	119,009
4,433		Hess Corp	224,398
1,515	*	HighPoint Resources Corp	7,696
2,770		HollyFrontier Corp	135,342
489	*	Independence Contract Drilling, Inc	1,848
461	*,e	International Seaways, Inc	8,114
13	*	Isramco, Inc	1,349
1,246	*,e	Jagged Peak Energy, Inc	17,606
488	*	Keane Group, Inc	7,222
154	*,e	Key Energy Services, Inc	1,805
30,673		Kinder Morgan, Inc	461,935
4,331	*	Kosmos Energy LLC	27,285
2,550	*	Laredo Petroleum Holdings, Inc	22,210
207	*,e	Liberty Oilfield Services, Inc	3,496
4,812	*,e	Lilis Energy, Inc	19,104
67	*	Mammoth Energy Services, Inc	2,148
13,286		Marathon Oil Corp	214,303
8,011		Marathon Petroleum Corp	585,684
1,401	*	Matador Resources Co	41,904
383	*	Matrix Service Co	5,247
4,396	*	McDermott International, Inc	26,772
178	*	Midstates Petroleum Co, Inc	2,373
2,551		Murphy Oil Corp	65,918
4,845		Nabors Industries Ltd	33,867
6,228		National Oilwell Varco, Inc	229,253
180	*	Natural Gas Services Group, Inc	4,293
1,393	e	Navios Maritime Acq Corp	1,170
164	*,e	NCS Multistage Holdings, Inc	2,460
3,111	*	Newfield Exploration Co	75,971
1,448	*	Newpark Resources, Inc	11,729
132	*	Nine Energy Service, Inc	3,214
7,620	*	Noble Corp plc	28,270
7,538		Noble Energy, Inc	228,401
1,550	e	Nordic American Tanker Shipping	3,007
3,641	*	Oasis Petroleum, Inc	29,492
12,187		Occidental Petroleum Corp	791,668
1,532		Oceaneering International, Inc	28,403
784	*	Oil States International, Inc	20,541
5,973		Oneok, Inc	339,983
546	*	Overseas Shipholding Group, Inc	1,551
627	*	Pacific Ethanol, Inc	1,881
355		Panhandle Oil and Gas, Inc (Class A)	6,851
482	*	Par Pacific Holdings, Inc	8,276
2,265	*	Parker Drilling Co	1,438
3,609	*	Parsley Energy, Inc	104,625
3,250		Patterson-UTI Energy, Inc	56,907
1,704		PBF Energy, Inc	57,766
1,032	*	PDC Energy, Inc	50,599
1,103		Peabody Energy Corp	40,259
217	*	Penn Virginia Corp	7,604
176	*	PHI, Inc	1,802
6,850		Phillips 66	657,052
5,324	*	Pioneer Energy Services Corp	14,375
2,682		Pioneer Natural Resources Co	460,714
1,178	*,e	ProPetro Holding Corp	18,718
3,764	*	Questar Market Resources, Inc	36,850
3,580		Range Resources Corp	52,053

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

641	*	Renewable Energy Group, Inc	$8,205
335	*,e	Resolute Energy Corp	11,608
92	*	Rex American Resources Corp	6,698
195	*	RigNet, Inc	2,652
700	*	Ring Energy, Inc	10,045
1,813	*	Rowan Cos plc	20,922
901	e	RPC, Inc	16,245
2,053	*	RSP Permian, Inc	96,245
4,052	*,e	Sanchez Energy Corp	12,683
537	*	SandRidge Energy, Inc	7,792
22,467		Schlumberger Ltd	1,455,412
2,573		Scorpio Tankers, Inc	5,043
308	*	SEACOR Holdings, Inc	15,739
303	*	SEACOR Marine Holdings, Inc	5,763
988	*	Select Energy Services, Inc	12,469
1,034	e	SemGroup Corp	22,128
946	e	Ship Finance International Ltd	13,528
101	*	SilverBow Resources, Inc	2,939
1,739		SM Energy Co	31,354
338	*,e	Smart Sand, Inc	1,967
148	*	Solaris Oilfield Infrastructure, Inc	2,451
10,291	*	Southwestern Energy Co	44,560
4,811	*	SRC Energy, Inc	45,368
300	*	Stone Energy Corp	11,130
2,325	*	Superior Energy Services	19,600
3,386		Targa Resources Investments, Inc	148,984
818	e	Teekay Corp	6,618
1,777	e	Teekay Tankers Ltd (Class A)	2,115
914	*,e	Tellurian, Inc	6,590
1,816	*	Tetra Technologies, Inc	6,810
5,947	*,e	Transocean Ltd (NYSE)	58,875
3,046	*	Ultra Petroleum Corp	12,702
799	*	Unit Corp	15,788
2,051	*,e	Uranium Energy Corp	2,687
1,275	e	US Silica Holdings Inc	32,538
7,171		Valero Energy Corp	665,254
1,529	*	W&T Offshore, Inc	6,773
14,217	*,e	Weatherford International Ltd	32,557
1,434	*	Whiting Petroleum Corp	48,527
1,210	*,e	WildHorse Resource Development Corp	23,099
13,189		Williams Cos, Inc	327,879
1,068		World Fuel Services Corp	26,219
6,188	*	WPX Energy, Inc	91,459

		TOTAL ENERGY	23,824,344

FOOD & STAPLES RETAILING - 1.2%
418		Andersons, Inc	13,836
618		Casey’s General Stores, Inc	67,838
300	*	Chefs’ Warehouse Holdings, Inc	6,900
16,425		CVS Health Corp	1,021,799
213		Ingles Markets, Inc (Class A)	7,210
14,422		Kroger Co	345,263
95	*	Natural Grocers by Vitamin C	680
1,464	*	Performance Food Group Co	43,700
346		Pricesmart, Inc	28,908
21,257	*,e	Rite Aid Corp	35,712
389	*	Smart & Final Stores, Inc	2,159
584		Spartan Stores, Inc	10,051
2,100	*	Sprouts Farmers Market, Inc	49,287
602	*,e	SUPERVALU, Inc	9,169
7,722		Sysco Corp	463,011
784	*	United Natural Foods, Inc	33,665
3,272	*	US Foods Holding Corp	107,223
127		Village Super Market (Class A)	3,349

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,980		Walgreens Boots Alliance, Inc	$915,271
23,221		Wal-Mart Stores, Inc	2,065,972
148		Weis Markets, Inc	6,065

		TOTAL FOOD & STAPLES RETAILING	5,237,068

FOOD, BEVERAGE & TOBACCO - 4.1%
100		Alico, Inc	2,720
30,756		Altria Group, Inc	1,916,714
9,091		Archer Daniels Midland Co	394,277
995	e	B&G Foods, Inc (Class A)	23,582
1,468	*	Blue Buffalo Pet Products, Inc	58,441
137	*	Boston Beer Co, Inc (Class A)	25,900
846		Brown-Forman Corp	45,117
3,666		Brown-Forman Corp (Class B)	199,430
2,300		Bunge Ltd	170,062
247	e	Calavo Growers, Inc	22,773
486	*	Cal-Maine Foods, Inc	21,238
2,801		Campbell Soup Co	121,311
1,334	*,e	Castle Brands, Inc	1,654
72		Coca-Cola Bottling Co Consolidated	12,432
61,949		Coca-Cola Co	2,690,445
6,348		ConAgra Foods, Inc	234,114
2,655		Constellation Brands, Inc (Class A)	605,128
7,052		Costco Wholesale Corp	1,328,808
190	*	Craft Brewers Alliance, Inc	3,534
2,547	*	Darling International, Inc	44,063
1,357		Dean Foods Co	11,697
2,983		Dr Pepper Snapple Group, Inc	353,128
200	*	Farmer Bros Co	6,040
2,703		Flowers Foods, Inc	59,088
499		Fresh Del Monte Produce, Inc	22,575
388	*	Freshpet, Inc	6,383
9,216		General Mills, Inc	415,273
1,593	*	Hain Celestial Group, Inc	51,088
2,181		Hershey Co	215,832
4,210	e	Hormel Foods Corp	144,487
1,103	*	Hostess Brands, Inc	16,313
1,227		Ingredion, Inc	158,185
277		J&J Snack Foods Corp	37,827
1,765		J.M. Smucker Co	218,878
131		John B. Sanfilippo & Son, Inc	7,581
3,849		Kellogg Co	250,223
9,613		Kraft Heinz Co	598,794
2,260		Lamb Weston Holdings, Inc	131,577
289		Lancaster Colony Corp	35,587
422	*	Landec Corp	5,507
244	*	Lifeway Foods, Inc	1,462
187		Limoneira Co	4,438
1,914		McCormick & Co, Inc	203,630
203	e	MGP Ingredients, Inc	18,187
2,783		Molson Coors Brewing Co (Class B)	209,643
23,224		Mondelez International, Inc	969,138
6,733	*	Monster Beverage Corp	385,195
183		National Beverage Corp	16,291
23,195		PepsiCo, Inc	2,531,735
25,040		Philip Morris International, Inc	2,488,976
908		Pilgrim’s Pride Corp	22,346
1,851		Pinnacle Foods, Inc	100,139
1,066	*	Post Holdings, Inc	80,760
404	*	Primo Water Corp	4,731
317		Sanderson Farms, Inc	37,729
4		Seaboard Corp	17,060
134	*	Seneca Foods Corp	3,712

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

380	e	Tootsie Roll Industries, Inc	$11,193
864	*	TreeHouse Foods, Inc	33,065
78		Turning Point Brands, Inc	1,516
4,556		Tyson Foods, Inc (Class A)	333,454
340		Universal Corp	16,490
1,532	e	Vector Group Ltd	31,237

		TOTAL FOOD, BEVERAGE & TOBACCO	18,189,933

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
155	*,e	AAC Holdings, Inc	1,779
339		Abaxis, Inc	23,940
27,348		Abbott Laboratories	1,638,692
708	*	Abiomed, Inc	206,021
1,228	*,e	Acadia Healthcare Co, Inc	48,113
1,245	*	Accuray, Inc	6,225
449		Aceto Corp	3,412
119	*	Addus HomeCare Corp	5,789
5,182		Aetna Inc	875,758
1,305	*	Align Technology, Inc	327,725
2,817	*	Allscripts Healthcare Solutions, Inc	34,790
200	*	Almost Family, Inc	11,200
460	*	Amedisys, Inc	27,756
137	*	American Renal Associates Holdings, Inc	2,582
2,486		AmerisourceBergen Corp	214,318
725	*	AMN Healthcare Services, Inc	41,144
192		Analogic Corp	18,413
563	*	Angiodynamics, Inc	9,712
216	*	Anika Therapeutics, Inc	10,740
2,249	*,e	Antares Pharma, Inc	4,948
4,175		Anthem, Inc	917,247
616	*	athenahealth, Inc	88,106
480	*	AtriCure, Inc	9,850
27		Atrion Corp	17,045
985	*,e	AxoGen, Inc	35,952
8,010		Baxter International, Inc	520,970
4,258		Becton Dickinson & Co	922,709
1,877	*	BioScrip, Inc	4,617
430	*	BioTelemetry, Inc	13,351
21,855	*	Boston Scientific Corp	597,079
2,873	*	Brookdale Senior Living, Inc	19,278
590		Cantel Medical Corp	65,732
442	*	Capital Senior Living Corp	4,751
5,081		Cardinal Health, Inc	318,477
501	*	Cardiovascular Systems, Inc	10,987
977	*,e	Castlight Health, Inc	3,566
2,757	*	Centene Corp	294,641
4,690	*	Cerner Corp	272,020
1,570	*	Cerus Corp	8,604
245		Chemed Corp	66,851
3,816		Cigna Corp	640,096
240	*	Civitas Solutions, Inc	3,696
1,533	*,e	Community Health Systems, Inc	6,071
168	e	Computer Programs & Systems, Inc	4,906
586	*	ConforMIS, Inc	850
422		Conmed Corp	26,725
754		Cooper Cos, Inc	172,523
15,466	*,e	Corindus Vascular Robotics, Inc	21,188
163	*	Corvel Corp	8,240
702	*	Cotiviti Holdings, Inc	24,177
544	*	Cross Country Healthcare, Inc	6,044
480	*	CryoLife, Inc	9,624
202	*	Cutera, Inc	10,150
9,944		Danaher Corp	973,617
2,438	*	DaVita, Inc	160,762

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,684		Dentsply Sirona, Inc	$185,342
1,337	*,e	DexCom, Inc	99,152
739	*	Diplomat Pharmacy, Inc	14,891
3,369	*	Edwards Lifesciences Corp	470,043
1,608		Encompass Health Corp	91,929
1,285	*	Endologix, Inc	5,436
737		Ensign Group, Inc	19,383
1,793	*	Envision Healthcare Corp	68,905
1,209	*,e	Evolent Health, Inc	17,228
9,148	*	Express Scripts Holding Co	631,944
97	*	FONAR Corp	2,891
995	*,e	Genesis Health Care, Inc	1,502
665	*,e	GenMark Diagnostics, Inc	3,618
445	*,e	Glaukos Corp	13,719
1,094	*	Globus Medical, Inc	54,503
819	*	Haemonetics Corp	59,918
725	*	Halyard Health, Inc	33,408
4,673		HCA Holdings, Inc	453,281
768	*	HealthEquity, Inc	46,495
399		HealthStream, Inc	9,907
2,474	*	Henry Schein, Inc	166,278
99	*	Heska Corp	7,828
1,026		Hill-Rom Holdings, Inc	89,262
1,310	*	HMS Holdings Corp	22,060
4,366	*	Hologic, Inc	163,114
2,217		Humana, Inc	595,996
233	*	ICU Medical, Inc	58,809
1,376	*	Idexx Laboratories, Inc	263,353
263	*	Inogen Inc	32,307
978	*	Inovalon Holdings, Inc	10,367
908	*	Insulet Corp	78,705
472	*	Integer Holding Corp	26,692
966	*	Integra LifeSciences Holdings Corp	53,458
1,765	*	Intuitive Surgical, Inc	728,645
463		Invacare Corp	8,056
211	*	iRhythm Technologies, Inc	13,282
629	*	K2M Group Holdings, Inc	11,920
1,388	*	Kindred Healthcare, Inc	12,700
1,659	*	Laboratory Corp of America Holdings	268,343
465	*	Lantheus Holdings, Inc	7,393
236		LeMaitre Vascular, Inc	8,550
232	*	LHC Group, Inc	14,282
582	*	LifePoint Hospitals, Inc	27,354
755	*	LivaNova plc	66,817
426	*	Magellan Health Services, Inc	45,625
699	*	Masimo Corp	61,477
3,381		McKesson Corp	476,281
877	*	Medidata Solutions, Inc	55,084
1,425	*	MEDNAX, Inc	79,273
21,833		Medtronic plc	1,751,444
646		Meridian Bioscience, Inc	9,173
759	*	Merit Medical Systems, Inc	34,421
678	*	Molina Healthcare, Inc	55,040
274	*,e	NantHealth, Inc	836
173		National Healthcare Corp	10,316
402		National Research Corp	11,759
500	*	Natus Medical, Inc	16,825
780	*	Neogen Corp	52,252
430	*	Nevro Corp	37,268
893	*	Novocure Ltd	19,467
791	*	NuVasive, Inc	41,298
1,011	*	NxStage Medical, Inc	25,133
144	*,e	Obalon Therapeutics, Inc	494
575	*	Omnicell, Inc	24,955

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

873	*	OraSure Technologies, Inc	$14,745
267	*	Orthofix International NV	15,694
942		Owens & Minor, Inc	14,648
346	*	Oxford Immunotec Global plc	4,308
1,530		Patterson Cos, Inc	34,012
456	*	Penumbra, Inc	52,736
113	*,e	PetIQ, Inc	3,006
788	*	Premier, Inc	24,672
199	*	Providence Service Corp	13,759
145	*,e	Pulse Biosciences, Inc	1,962
818	*	Quality Systems, Inc	11,166
2,292		Quest Diagnostics, Inc	229,888
429	*	Quidel Corp	22,226
391	*,e	Quotient Ltd	1,842
1,555	*	R1 RCM, Inc	11,103
576	*	RadNet, Inc	8,294
2,353		Resmed, Inc	231,700
726	*,e	Rockwell Medical, Inc	3,782
837	*	RTI Biologics, Inc	3,850
1,678	*	Select Medical Holdings Corp	28,946
220	*,e	Sientra, Inc	2,125
166		Simulations Plus, Inc	2,449
646	*	Staar Surgical Co	9,561
1,419		STERIS Plc	132,478
5,471		Stryker Corp	880,393
1,419	*,e	Surgery Partners, Inc	24,336
300	*	SurModics, Inc	11,415
141	*	Tabula Rasa HealthCare, Inc	5,471
147	*,e	Tactile Systems Technology, Inc	4,675
836	*	Teladoc, Inc	33,691
704		Teleflex, Inc	179,506
1,253	*,e	Tenet Healthcare Corp	30,385
569	*	Tivity Health, Inc	22,561
360	*	Triple-S Management Corp (Class B)	9,410
15,467		UnitedHealth Group, Inc	3,309,938
1,403		Universal Health Services, Inc (Class B)	166,129
187		US Physical Therapy, Inc	15,203
49		Utah Medical Products, Inc	4,844
587	*	Varex Imaging Corp	21,003
1,468	*	Varian Medical Systems, Inc	180,050
1,677	*	Veeva Systems, Inc	122,455
427	*,e	ViewRay, Inc	2,746
249	*,e	Viveve Medical, Inc	911
433	*	Vocera Communications, Inc	10,141
740	*	WellCare Health Plans, Inc	143,286
1,295		West Pharmaceutical Services, Inc	114,336
1,633	*	Wright Medical Group NV	32,399
3,331		Zimmer Biomet Holdings, Inc	363,212

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	24,168,494

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
160	*	Central Garden & Pet Co	6,880
580	*	Central Garden and Pet Co (Class A)	22,974
4,108		Church & Dwight Co, Inc	206,879
2,093		Clorox Co	278,599
14,018		Colgate-Palmolive Co	1,004,810
7,842		Coty, Inc	143,509
893	*	Edgewell Personal Care Co	43,596
326	*,e	elf Beauty, Inc	6,315
957		Energizer Holdings, Inc	57,018
3,489		Estee Lauder Cos (Class A)	522,373
1,075	*	Herbalife Ltd	104,780
1,858	*	HRG Group, Inc	30,639
253		Inter Parfums, Inc	11,929

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,757		Kimberly-Clark Corp	$634,018
160		Medifast, Inc	14,952
111	e	Natural Health Trends Corp	2,110
140		Nature’s Sunshine Products, Inc	1,540
804		Nu Skin Enterprises, Inc (Class A)	59,263
80		Oil-Dri Corp of America	3,215
108	e	Orchids Paper Products Co	880
40,794		Procter & Gamble Co	3,234,148
185	*	Revlon, Inc (Class A)	3,811
381	e	Spectrum Brands, Inc	39,510
180	*	USANA Health Sciences, Inc	15,462
215		WD-40 Co	28,316

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,477,526

INSURANCE - 4.2%
12,512		Aflac, Inc	547,525
232		Alleghany Corp	142,550
5,822		Allstate Corp	551,926
699	*	AMBAC Financial Group, Inc	10,960
1,557		American Equity Investment Life Holding Co	45,714
1,100		American Financial Group, Inc	123,442
14,622		American International Group, Inc	795,729
114		American National Insurance Co	13,333
299		Amerisafe, Inc	16,520
1,346		Amtrust Financial Services, Inc	16,569
3,969		Aon plc	556,970
2,016	*	Arch Capital Group Ltd	172,549
509		Argo Group International Holdings Ltd	29,217
2,914		Arthur J. Gallagher & Co	200,279
930		Aspen Insurance Holdings Ltd	41,710
856		Assurant, Inc	78,247
1,876		Assured Guaranty Ltd	67,911
1,698	*	Athene Holding Ltd	81,181
154	*	Atlas Financial Holdings, Inc	1,594
1,308		Axis Capital Holdings Ltd	75,302
144		Baldwin & Lyons, Inc (Class B)	3,168
31,147	*	Berkshire Hathaway, Inc (Class B)	6,213,204
99		Blue Capital Reinsurance Holdings Ltd	1,208
1,324	*	Brighthouse Financial, Inc	68,054
4,234		Brown & Brown, Inc	107,713
7,544		Chubb Ltd	1,031,793
2,548		Cincinnati Financial Corp	189,214
712	*,e	Citizens, Inc (Class A)	5,212
426		CNA Financial Corp	21,023
2,753		Conseco, Inc	59,658
300		Crawford & Co (Class B)	2,466
143		Donegal Group, Inc (Class A)	2,259
264	*	eHealth, Inc	3,778
124		EMC Insurance Group, Inc	3,358
488		Employers Holdings, Inc	19,740
175	*	Enstar Group Ltd	36,794
389		Erie Indemnity Co (Class A)	45,762
642		Everest Re Group Ltd	164,878
150		FBL Financial Group, Inc (Class A)	10,402
201		Federated National Holding Co	3,170
1,680		First American Financial Corp	98,582
4,270		FNF Group	170,885
7,696	*	Genworth Financial, Inc (Class A)	21,780
104		Global Indemnity Ltd	3,590
463	*	Greenlight Capital Re Ltd (Class A)	7,431
198	*	Hallmark Financial Services	1,766
664		Hanover Insurance Group, Inc	78,279
5,901		Hartford Financial Services Group, Inc	304,020
121		HCI Group, Inc	4,617

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

161	*,e	Health Insurance Innovations, Inc	$4,653
362		Heritage Insurance Holdings, Inc	5,488
637		Horace Mann Educators Corp	27,232
90		Independence Holding Co	3,209
166		Infinity Property & Casualty Corp	19,654
23		Investors Title Co	4,598
269		James River Group Holdings Ltd	9,541
614		Kemper Corp	34,998
123		Kingstone Cos, Inc	2,066
213		Kinsale Capital Group, Inc	10,933
3,506		Lincoln National Corp	256,148
4,460		Loews Corp	221,796
910		Maiden Holdings Ltd	5,915
224	*	Markel Corp	262,136
8,242		Marsh & McLennan Cos, Inc	680,707
2,003	*,e	MBIA, Inc	18,548
429		Mercury General Corp	19,678
14,667		Metlife, Inc	673,069
742		National General Holdings Corp	18,038
35		National Western Life Group, Inc	10,671
334		Navigators Group, Inc	19,255
158	*	NI Holdings, Inc	2,639
3,754		Old Republic International Corp	80,523
727		Primerica, Inc	70,228
4,321		Principal Financial Group	263,192
820		ProAssurance Corp	39,811
9,297		Progressive Corp	566,466
6,963		Prudential Financial, Inc	721,019
1,056		Reinsurance Group of America, Inc (Class A)	162,624
697		RenaissanceRe Holdings Ltd	96,541
600		RLI Corp	38,034
227		Safety Insurance Group, Inc	17,445
874		Selective Insurance Group, Inc	53,052
243		State Auto Financial Corp	6,943
351		Stewart Information Services Corp	15,423
1,153	*	Third Point Reinsurance Ltd	16,084
1,970		Torchmark Corp	165,815
4,467		Travelers Cos, Inc	620,288
342	*,e	Trupanion, Inc	10,222
338		United Fire & Casualty Co	16,177
255		United Insurance Holdings Corp	4,881
503		Universal Insurance Holdings, Inc	16,046
3,600		UnumProvident Corp	171,396
1,400		Validus Holdings Ltd	94,430
1,489		W.R. Berkley Corp	108,250
68		White Mountains Insurance Group Ltd	55,931
2,005		Willis Towers Watson plc	305,141
3,992		XL Group Ltd	220,598

		TOTAL INSURANCE	18,500,564

MATERIALS - 3.3%
450		A. Schulman, Inc	19,350
324		Advanced Emissions Solutions, Inc	3,700
461	*	AdvanSix, Inc	16,034
332	*	AgroFresh Solutions, Inc	2,440
3,499		Air Products & Chemicals, Inc	556,446
6,324	*,e	AK Steel Holding Corp	28,648
1,726		Albemarle Corp	160,069
2,897		Alcoa Corp	130,249
2,222	*	Allegheny Technologies, Inc	52,617
429		American Vanguard Corp	8,666
136		Ampco-Pittsburgh Corp	1,210

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

959		Aptargroup, Inc	$86,147
271		Ardagh Group S.A.	5,062
943		Ashland Global Holdings, Inc	65,812
1,514		Avery Dennison Corp	160,862
3,259	*	Axalta Coating Systems Ltd	98,389
485		Balchem Corp	39,649
5,623		Ball Corp	223,289
1,456		Bemis Co, Inc	63,365
2,023	*	Berry Plastics Group, Inc	110,881
597		Boise Cascade Co	23,044
953		Cabot Corp	53,101
723		Carpenter Technology Corp	31,899
2,181		Celanese Corp (Series A)	218,558
831	*	Century Aluminum Co	13,745
3,654		CF Industries Holdings, Inc	137,865
111		Chase Corp	12,926
3,185		Chemours Co	155,141
261	*	Clearwater Paper Corp	10,205
6,120	*,e	Cleveland-Cliffs, Inc	42,534
2,861	*	Coeur Mining, Inc	22,888
1,801		Commercial Metals Co	36,848
532	e	Compass Minerals International, Inc	32,080
116		Core Molding Technologies, Inc	2,068
2,049	*	Crown Holdings, Inc	103,987
976		Domtar Corp	41,519
37,707		DowDuPont, Inc	2,402,313
735		Eagle Materials, Inc	75,742
2,397		Eastman Chemical Co	253,075
4,129		Ecolab, Inc	565,962
1,255	*	Ferro Corp	29,141
1,000	*,m	Ferroglobe plc	0
835	*	Flotek Industries, Inc	5,093
2,122		FMC Corp	162,482
325	*,e	Forterra, Inc	2,704
21,901	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	384,801
400		FutureFuel Corp	4,796
1,119	*	GCP Applied Technologies, Inc	32,507
816	*	Gold Resource Corp	3,680
4,828		Graphic Packaging Holding Co	74,110
87		Greif, Inc	5,068
395		Greif, Inc (Class A)	20,639
784		H.B. Fuller Co	38,988
142		Hawkins, Inc	4,991
193		Haynes International, Inc	7,162
6,116		Hecla Mining Co	22,446
3,115		Huntsman Corp	91,114
658	*	Ingevity Corp	48,488
294		Innophos Holdings, Inc	11,822
373		Innospec, Inc	25,588
1,246		International Flavors & Fragrances, Inc	170,590
6,447		International Paper Co	344,463
1,493	*	Intrepid Potash, Inc	5,435
261		Kaiser Aluminum Corp	26,335
1,754		Kapstone Paper and Packaging Corp	60,180
8,793	*	Klondex Mines Ltd	20,664
372		KMG Chemicals, Inc	22,301
315	*	Koppers Holdings, Inc	12,947
468	*	Kraton Polymers LLC	22,328
357		Kronos Worldwide, Inc	8,068
2,555		Louisiana-Pacific Corp	73,507
406	*,e	LSB Industries, Inc	2,489
5,309		LyondellBasell Industries AF S.C.A	561,055
982		Martin Marietta Materials, Inc	203,569
300		Materion Corp	15,315

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

541		Minerals Technologies, Inc	$36,220
7,089		Monsanto Co	827,215
5,507		Mosaic Co	133,710
371		Myers Industries, Inc	7,847
257		Neenah Paper, Inc	20,149
116		NewMarket Corp	46,595
8,626		Newmont Mining Corp	337,018
4,936		Nucor Corp	301,540
2,530		Olin Corp	76,887
163		Olympic Steel, Inc	3,343
694	*	Omnova Solutions, Inc	7,287
2,868	*	Owens-Illinois, Inc	62,121
1,455		Packaging Corp of America	163,979
658		PH Glatfelter Co	13,509
3,394	*	Platform Specialty Products Corp	32,684
1,269		PolyOne Corp	53,958
4,122		PPG Industries, Inc	460,015
462	*	PQ Group Holdings, Inc	6,454
4,610		Praxair, Inc	665,223
201		Quaker Chemical Corp	29,774
657		Rayonier Advanced Materials, Inc	14,106
1,105		Reliance Steel & Aluminum Co	94,743
1,197		Royal Gold, Inc	102,786
2,208		RPM International, Inc	105,255
272	*	Ryerson Holding Corp	2,217
421		Schnitzer Steel Industries, Inc (Class A)	13,619
438		Schweitzer-Mauduit International, Inc	17,148
716		Scotts Miracle-Gro Co (Class A)	61,397
3,196		Sealed Air Corp	136,757
694		Sensient Technologies Corp	48,983
1,308		Sherwin-Williams Co	512,893
1,161		Silgan Holdings, Inc	32,334
1,720		Sonoco Products Co	83,420
1,302		Southern Copper Corp (NY)	70,542
3,643		Steel Dynamics, Inc	161,093
302		Stepan Co	25,120
1,996	*	Summit Materials, Inc	60,439
1,010	*	SunCoke Energy, Inc	10,868
4,844		Tahoe Resources, Inc	22,718
717	*	TimkenSteel Corp	10,891
322	*	Trecora Resources	4,379
394		Tredegar Corp	7,072
859		Trinseo S.A.	63,609
1,458		Tronox Ltd	26,886
97	*	UFP Technologies, Inc	2,862
30		United States Lime & Minerals, Inc	2,195
2,704		United States Steel Corp	95,154
238	*,e	US Concrete, Inc	14,375
592		Valhi, Inc	3,588
3,141		Valvoline, Inc	69,510
493	*	Verso Corp	8,302
2,165		Vulcan Materials Co	247,178
897	e	Warrior Met Coal, Inc	25,125
559		Westlake Chemical Corp	62,133
4,102		WestRock Co	263,225
702	*	Worthington Industries, Inc	30,130
1,067		WR Grace and Co	65,332

		TOTAL MATERIALS	14,457,163

MEDIA - 2.4%
855	e	AMC Entertainment Holdings, Inc	12,013
838	*	AMC Networks, Inc	43,325
76		Beasley Broadcasting Group, Inc	859
72		Cable One, Inc	49,472

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,327		CBS Corp (Class B)	$273,755
1,847	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	7,757
2,854	*	Charter Communications, Inc	888,222
1,638		Cinemark Holdings, Inc	61,703
566		Clear Channel Outdoor Holdings, Inc (Class A)	2,773
218	*	Cogint, Inc	545
74,901		Comcast Corp (Class A)	2,559,367
17	*,e	Daily Journal Corp	3,884
2,314	*,e	Discovery Communications, Inc (Class A)	49,589
4,845	*	Discovery Communications, Inc (Class C)	94,574
3,453	*	DISH Network Corp (Class A)	130,834
235	e	Emerald Expositions Events, Inc	4,578
2,009	e	Entercom Communications Corp (Class A)	19,387
1,005		Entravision Communications Corp (Class A)	4,723
454	*,e	Eros International plc	4,949
916		EW Scripps Co (Class A)	10,983
1,767		Gannett Co, Inc	17,635
1,244	*	GCI Liberty, Inc	65,758
966	*	Gray Television, Inc	12,268
248	*	Hemisphere Media Group, Inc	2,790
902	*	Imax Corp	17,318
6,575		Interpublic Group of Cos, Inc	151,422
693		John Wiley & Sons, Inc (Class A)	44,144
170	*	Liberty Braves Group (Class A)	3,864
525	*	Liberty Braves Group (Class C)	11,981
392	*	Liberty Broadband Corp (Class A)	33,242
1,723	*	Liberty Broadband Corp (Class C)	147,644
398	*	Liberty Media Group (Class A)	11,657
2,971	*,e	Liberty Media Group (Class C)	91,655
1,395	*	Liberty SiriusXM Group (Class A)	57,334
2,800	*	Liberty SiriusXM Group (Class C)	114,380
786	e	Lions Gate Entertainment Corp (Class A)	20,302
1,548		Lions Gate Entertainment Corp (Class B)	37,276
2,254	*	Live Nation, Inc	94,984
200	*	Loral Space & Communications, Inc	8,330
289	*	Madison Square Garden Co	71,036
884	*	MDC Partners, Inc	6,365
597	e	Meredith Corp	32,119
934	*	MSG Networks, Inc	21,108
970		National CineMedia, Inc	5,034
804		New Media Investment Group, Inc	13,781
1,938		New York Times Co (Class A)	46,706
6,846		News Corp	108,167
1,884		News Corp (Class B)	30,332
706		Nexstar Broadcasting Group, Inc (Class A)	46,949
3,754		Omnicom Group, Inc	272,803
444	*	Reading International, Inc	7,393
32	*,m	Rovi Guides, Inc	112
51		Saga Communications, Inc	1,900
165		Salem Communications	594
438		Scholastic Corp	17,012
1,071	e	Sinclair Broadcast Group, Inc (Class A)	33,522
23,066	e	Sirius XM Holdings, Inc	143,932
3,394		TEGNA, Inc	38,658
12,489		Time Warner, Inc	1,181,210
99		Townsquare Media, Inc	785
1,489		Tribune Co	60,319
414	*	tronc, Inc	6,798
16,709		Twenty-First Century Fox, Inc	613,053
6,929		Twenty-First Century Fox, Inc (Class B)	252,008
150	e	Viacom, Inc	5,940
5,848		Viacom, Inc (Class B)	181,639
24,309		Walt Disney Co	2,441,596
341	*,e	WideOpenWest, Inc	2,438
583	e	World Wrestling Entertainment, Inc (Class A)	20,994

		TOTAL MEDIA	10,831,579

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
25,652		AbbVie, Inc	$2,427,962
404	*,e	Abeona Therapeutics, Inc	5,797
1,514	*,e	Acadia Pharmaceuticals, Inc	34,020
406	*	Accelerate Diagnostics, Inc	9,277
492	*	Acceleron Pharma, Inc	19,237
459	*,e	Achaogen, Inc	5,944
1,810	*	Achillion Pharmaceuticals, Inc	6,715
319	*,e	Aclaris Therapeutics, Inc	5,589
662	*	Acorda Therapeutics, Inc	15,656
265	*,e	Adamas Pharmaceuticals, Inc	6,333
638	*,e	Aduro Biotech, Inc	5,933
525	*,e	Advaxis, Inc	887
481	*	Aerie Pharmaceuticals, Inc	26,094
1,104	*,e	Agenus, Inc	5,200
5,213		Agilent Technologies, Inc	348,750
653	*,e	Agios Pharmaceuticals, Inc	53,402
554	*,e	Aimmune Therapeutics, Inc	17,634
239	*,e	Akcea Therapeutics, Inc	6,121
576	*	Akebia Therapeutics, Inc	5,489
1,391	*	Akorn, Inc	26,026
1,583	*,e	Alder Biopharmaceuticals, Inc	20,104
3,495	*	Alexion Pharmaceuticals, Inc	389,553
2,380	*	Alkermes plc	137,945
5,367		Allergan plc	903,212
1,395	*	Alnylam Pharmaceuticals, Inc	166,144
533	*,e	AMAG Pharmaceuticals, Inc	10,740
11,642		Amgen, Inc	1,984,728
2,936	*	Amicus Therapeutics, Inc	44,157
552	*	Amphastar Pharmaceuticals, Inc	10,350
402	*,e	AnaptysBio, Inc	41,840
587	*	Anavex Life Sciences Corp	1,620
121	*	ANI Pharmaceuticals, Inc	7,045
171	*	Apellis Pharmaceuticals, Inc	3,781
626	*	Aratana Therapeutics, Inc	2,761
3,075	*	Ardelyx, Inc	15,529
502	*	Arena Pharmaceuticals, Inc	19,829
103	*,e	ARMO BioSciences, Inc	3,853

3,976	*	Array Biopharma, Inc	64,888
216	*	Assembly Biosciences, Inc	10,614
3,928	*,e	Asterias Biotherapeutics, Inc	5,696
719	*,e	Atara Biotherapeutics, Inc	28,041
1,583	*,e	Athersys, Inc	2,897
231	*	Audentes Therapeutics, Inc	6,942
430	*	Avexis, Inc	53,139
454	*,e	Axovant Sciences Ltd	604
419	*,e	Bellicum Pharmaceuticals, Inc	2,749
1,257	*	BioCryst Pharmaceuticals, Inc	5,996
3,429	*	Biogen Idec, Inc	938,929
706	*	Biohaven Pharmaceutical Holding Co Ltd	18,187
2,842	*	BioMarin Pharmaceutical, Inc	230,401
327	*	Bio-Rad Laboratories, Inc (Class A)	81,776
89	*	Biospecifics Technologies Corp	3,946
578		Bio-Techne Corp	87,301
1,211	*,e	BioTime, Inc	3,258
829	*	Bluebird Bio, Inc	141,552
607	*	Blueprint Medicines Corp	55,662
26,632		Bristol-Myers Squibb Co	1,684,474
1,641		Bruker BioSciences Corp	49,099
470	*	Calithera Biosciences, Inc	2,961
127	*,e	Calyxt, Inc	1,666
504	*	Cambrex Corp	26,359
425	*,e	Cara Therapeutics Inc	5,261
2,296	*	Catalent, Inc	94,274

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,095	*	Catalyst Pharmaceuticals, Inc	$2,617
12,053	*	Celgene Corp	1,075,248
1,954	*	Celldex Therapeutics, Inc	4,553
728	*	Charles River Laboratories International, Inc	77,707
402	*	ChemoCentryx, Inc	5,467
913	*	Chimerix, Inc	4,748
315	*,e	Clearside Biomedical, Inc	3,380
747	*	Clovis Oncology, Inc	39,442
646	*	Codexis, Inc	7,106
601	*	Coherus Biosciences, Inc	6,641
351	*,e	Collegium Pharmaceutical, Inc	8,968
271	*	Concert Pharmaceuticals Inc	6,206
402	*	Contatus Pharmaceuticals, Inc	2,360
708	*,e	Corbus Pharmaceuticals Holdings, Inc	4,319
1,401	*,e	Corcept Therapeutics, Inc	23,046
1,659	*,e	Corium International, Inc	19,029
145	*	Corvus Pharmaceuticals, Inc	1,672
1,644	*	Curis, Inc	1,074
639	*	Cytokinetics, Inc	4,601
459	*	CytomX Therapeutics, Inc	13,059
127	*	Deciphera Pharmaceuticals, Inc	2,545
243	*	Denali Therapeutics, Inc	4,785
928	*	Depomed, Inc	6,116
587	*,e	Dermira, Inc	4,690
80	*	Dova Pharmaceuticals, Inc	2,170
2,198	*	Durect Corp	4,704
1,585	*,e	Dynavax Technologies Corp	31,462
122	*,e	Eagle Pharmaceuticals, Inc	6,428
312	*	Edge Therapeutics, Inc	368
524	*,e	Editas Medicine, Inc	17,371
15,740		Eli Lilly & Co	1,217,804
516	*	Emergent Biosolutions, Inc	27,167
232	*	Enanta Pharmaceuticals, Inc	18,771
3,476	*	Endo International plc	20,647
623	*	Enzo Biochem, Inc	3,414
620	*	Epizyme, Inc	11,005
230	*	Esperion Thereapeutics, Inc	16,636
1,923	*	Exact Sciences Corp	77,555
4,510	*	Exelixis, Inc	99,896
1,795	*,e	Fate Therapeutics, Inc	17,519
919	*	FibroGen, Inc	42,458
428	*	Five Prime Therapeutics, Inc	7,353
438	*,e	Flexion Therapeutics Inc	9,816
2,927	*	Fluidigm Corp	17,094
519	*,e	Fortress Biotech, Inc	2,361
227	*,e	Foundation Medicine, Inc	17,876
123	*	G1 Therapeutics, Inc	4,557
445	*,e	Genocea Biosciences Inc	467
303	*	Genomic Health, Inc	9,481
2,277	*,e	Geron Corp	9,677
20,970		Gilead Sciences, Inc	1,580,928
570	*	Global Blood Therapeutics, Inc	27,531
1,685	*	Halozyme Therapeutics, Inc	33,009
697	*	Heron Therapeutics, Inc	19,237
2,514	*	Horizon Pharma plc	35,699
9,358	*	Idera Pharmaceuticals, Inc	17,219
2,341	*	Illumina, Inc	553,459
4,241	*	Immune Design Corp	13,995
1,327	*	Immunogen, Inc	13,960
1,579	*,e	Immunomedics, Inc	23,069
1,124	*	Impax Laboratories, Inc	21,862
2,861	*	Incyte Corp	238,407
1,186	*	Innoviva, Inc	19,771
1,045	*,e	Inovio Pharmaceuticals, Inc	4,922
1,335	*	Insmed, Inc	30,064

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

340	*	Insys Therapeutics, Inc	$2,054
232	*,e	Intellia Therapeutics, Inc	4,893
279	*,e	Intercept Pharmaceuticals, Inc	17,164
388	*	Intersect ENT, Inc	15,248
527	*	Intra-Cellular Therapies, Inc	11,093
861	*,e	Intrexon Corp	13,199
587	*,e	Invitae Corp	2,753
1,935	*	Ionis Pharmaceuticals, Inc	85,295
846	*	Iovance Biotherapeutics, Inc	14,297
2,544	*	IQVIA Holdings, Inc	249,592
2,083	*,e	Ironwood Pharmaceuticals, Inc	32,141
43,641		Johnson & Johnson	5,592,594
97	*,e	Jounce Therapeutics, Inc	2,168
127	*,e	Kala Pharmaceuticals, Inc	2,010
499	*	Karyopharm Therapeutics, Inc	6,697
1,346	*,e	Keryx Biopharmaceuticals, Inc	5,505
337	*	Kindred Biosciences Inc	2,915
217	*,e	Kura Oncology, Inc	4,069
268	*	La Jolla Pharmaceutical Co	7,981
429	*	Lannett Co, Inc	6,885
657	*,e	Lexicon Pharmaceuticals, Inc	5,630
305	*,e	Ligand Pharmaceuticals, Inc (Class B)	50,374
429	*	Loxo Oncology, Inc	49,494
628		Luminex Corp	13,232
515	*	MacroGenics, Inc	12,957
60	*	Madrigal Pharmaceuticals, Inc	7,007
1,553	*,e	Mallinckrodt plc	22,487
873	*,e	Matinas BioPharma Holdings, Inc	668
1,076	*,e	Medicines Co	35,443
458	*,e	MediciNova, Inc	4,681
111	*	Medpace Holdings, Inc	3,875
128	*,e	Melinta Therapeutics, Inc	947
98	*	Menlo Therapeutics, Inc	3,683
187		Merrimack Pharmaceuticals, Inc	1,505
177	*	Mersana Therapeutics, Inc	2,791
396	*	Mettler-Toledo International, Inc	227,712
1,570	*,e	MiMedx Group, Inc	10,943
2,771	*	Minerva Neurosciences, Inc	17,319
216	*	Miragen Therapeutics, Inc	1,514
1,150	*	Momenta Pharmaceuticals, Inc	20,872
8,545	*	Mylan NV	351,798
257	*	MyoKardia, Inc	12,542
1,032	*	Myriad Genetics, Inc	30,496
276	*	NanoString Technologies, Inc	2,073
484	*	NantKwest, Inc	1,883
482	*	Natera, Inc	4,468
2,571	*	Nektar Therapeutics	273,194
820	*,e	NeoGenomics, Inc	6,691
297	*,e	Neos Therapeutics, Inc	2,465
1,369	*	Neurocrine Biosciences, Inc	113,531
298	*,e	NewLink Genetics Corp	2,160
4,132	*,e	Novavax, Inc	8,677
236	*	Novelion Therapeutics, Inc	826
416	*,e	Nymox Pharmaceutical Corp	1,760
362	*	Ocular Therapeutix, Inc	2,357
107	*,e	Odonate Therapeutics, Inc	2,266
652	*,e	Omeros Corp	7,283
5,196	*,e	Opko Health, Inc	16,471
1,615	*,e	Organovo Holdings, Inc	1,663
444	*	Otonomy, Inc	1,865
93	*,e	Ovid therapeutics, Inc	657
1,315	*,e	Pacific Biosciences of California, Inc	2,696
609	*	Pacira Pharmaceuticals, Inc	18,970
374	*	Paratek Pharmaceuticals, Inc	4,862
2,346	*	PDL BioPharma, Inc	6,897

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,714		PerkinElmer, Inc	$129,784
2,143		Perrigo Co plc	178,598
95,571		Pfizer, Inc	3,391,815
293		Phibro Animal Health Corp	11,632
529	*	Pieris Pharmaceuticals, Inc	3,608
1,084	*	Portola Pharmaceuticals, Inc	35,403
771	*	PRA Health Sciences, Inc	63,962
817	*	Prestige Brands Holdings, Inc	27,549
1,110	*	Progenics Pharmaceuticals, Inc	8,281
135	*	Protagonist Therapeutics, Inc	1,160
594	*,e	Prothena Corp plc	21,806
543	*	PTC Therapeutics, Inc	14,694
453	*	Puma Biotechnology, Inc	30,827
3,585		QIAGEN NV	115,831
177	*	Ra Pharmaceuticals, Inc	940
582	*,e	Radius Health, Inc	20,917
137	*,e	Reata Pharmaceuticals, Inc	2,810
183	*	Recro Pharma, Inc	2,015
1,288	*	Regeneron Pharmaceuticals, Inc	443,536
425	*	REGENXBIO, Inc	12,686
526	*	Repligen Corp	19,031
594	*	Retrophin, Inc	13,282
352	*	Revance Therapeutics, Inc	10,842
147	*,e	Rhythm Pharmaceuticals, Inc	2,925
1,863	*	Rigel Pharmaceuticals, Inc	6,595
632	*	Sage Therapeutics, Inc	101,796
1,935	*	Sangamo Biosciences, Inc	36,765
1,019	*	Sarepta Therapeutics, Inc	75,498
44,206		Schering-Plough Corp	2,407,901
1,513	*	Seattle Genetics, Inc	79,190
190	*,e	Selecta Biosciences, Inc	1,936
309	*,e	Seres Therapeutics, Inc	2,268
243	*,e	Sienna Biopharmaceuticals, Inc	4,564
483	*,e	Spark Therapeutics, Inc	32,163
1,209	*	Spectrum Pharmaceuticals, Inc	19,453
334	*	Stemline Therapeutics, Inc	5,110
323	*	Strongbridge Biopharma plc	2,859
725	*	Supernus Pharmaceuticals, Inc	33,205
152	*	Syndax Pharmaceuticals, Inc	2,163
839	*	Syneos Health, Inc	29,784
10,784	*,e	Synergy Pharmaceuticals, Inc	19,735
204	*,e	Syros Pharmaceuticals, Inc	2,648
648	*,e	Teligent, Inc	2,177
579	*,e	TESARO, Inc	33,084
573	*	Tetraphase Pharmaceuticals, Inc	1,759
748	*,e	TG Therapeutics, Inc	10,622
2,459	*,e	TherapeuticsMD, Inc	11,975
661	*,e	Theravance Biopharma, Inc	16,029
6,390		Thermo Fisher Scientific, Inc	1,319,279
133	*,e	Tocagen, Inc	1,576
6,692	*	Trevena, Inc	10,975
618	*	Ultragenyx Pharmaceutical, Inc	31,512
696	*	United Therapeutics Corp	78,203
677	*	Vanda Pharmaceuticals, Inc	11,407
374	*	VBI Vaccines, Inc	1,309
353	*	Veracyte, Inc	1,963
516	*	Versartis, Inc	851
4,021	*	Vertex Pharmaceuticals, Inc	655,343
282	*	Voyager Therapeutics, Inc	5,299
308	*,e	vTv Therapeutics, Inc	1,254
1,265	*	Waters Corp	251,292
192	*,e	WaVe Life Sciences Pte Ltd	7,699
233	*,e	XBiotech, Inc	1,247
584	*	Xencor Inc	17,508

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,486	*,e	ZIOPHARM Oncology, Inc	$21,505
7,866		Zoetis, Inc	656,890
629	*	Zogenix, Inc	25,191
172	*,e	Zynerba Pharmaceuticals, Inc	1,495

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	34,113,746

REAL ESTATE - 3.7%
1,300		Acadia Realty Trust	31,980
353		Agree Realty Corp	16,958
1,021		Alexander & Baldwin, Inc	23,616
57		Alexander’s, Inc	21,730
1,618		Alexandria Real Estate Equities, Inc	202,072
196	*	Altisource Portfolio Solutions S.A.	5,206
714		American Assets Trust,Inc	23,855
2,096		American Campus Communities, Inc	80,948
3,546		American Homes 4 Rent	71,204
6,725		American Tower Corp	977,411
720		Americold Realty Trust	13,738
2,440		Apartment Investment & Management Co (Class A)	99,430
4,063		Apple Hospitality REIT, Inc	71,387
694		Armada Hoffler Properties, Inc	9,501
403		Ashford Hospitality Prime, Inc	3,917
1,645		Ashford Hospitality Trust, Inc	10,627
179	*	AV Homes, Inc	3,320
2,244		AvalonBay Communities, Inc	369,048
364		Bluerock Residential Growth REIT, Inc	3,094
2,402		Boston Properties, Inc	295,974
2,649		Brandywine Realty Trust	42,066
4,778		Brixmor Property Group, Inc	72,864
1,459		Camden Property Trust	122,819
1,679		CareTrust REIT, Inc	22,499
568		CatchMark Timber Trust Inc	7,083
5,234		CBL & Associates Properties, Inc	21,826
4,926	*	CBRE Group, Inc	232,606
1,224		Cedar Realty Trust, Inc	4,823
572		Chatham Lodging Trust	10,954
909		Chesapeake Lodging Trust	25,279
471		City Office REIT, Inc	5,445
226		Clipper Realty, Inc	1,914
8,422		Colony NorthStar, Inc	47,332
1,903		Columbia Property Trust, Inc	38,935
199		Community Healthcare Trust, Inc	5,122
74		Consolidated-Tomoka Land Co	4,651
1,864		CoreCivic, Inc	36,385
185		CorEnergy Infrastructure Trust, Inc	6,945
582		Coresite Realty	58,351
1,557		Corporate Office Properties Trust	40,217
6,513		Cousins Properties, Inc	56,533
6,487		Crown Castle International Corp	711,040
3,228		CubeSmart	91,030
1,354		CyrusOne, Inc	69,338
1,441		DCT Industrial Trust, Inc	81,186
6,538		DDR Corp	47,924
3,453		DiamondRock Hospitality Co	36,049
3,222		Digital Realty Trust, Inc	339,534
2,632		Douglas Emmett, Inc	96,752
5,730		Duke Realty Corp	151,730
587		Easterly Government Properties, Inc	11,975
515		EastGroup Properties, Inc	42,570
1,148		Education Realty Trust, Inc	37,597
2,070		Empire State Realty Trust, Inc	34,755
976		Entertainment Properties Trust	54,070
1,235		Equinix, Inc	516,403
2,199	*	Equity Commonwealth	67,443

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,360		Equity Lifestyle Properties, Inc	$119,367
5,589		Equity Residential	344,394
1,023		Essex Property Trust, Inc	246,216
2,082		Extra Space Storage, Inc	181,884
482		Farmland Partners, Inc	4,025
1,127		Federal Realty Investment Trust	130,856
1,811		First Industrial Realty Trust, Inc	52,936
4,008		Forest City Realty Trust, Inc	81,202
651	*,e	Forestar Group, Inc	13,769
1,235		Four Corners Property Trust, Inc	28,516
1,621		Franklin Street Properties Corp	13,633
766		Front Yard Residential Corp	7,698
102	*	FRP Holdings, Inc	5,712
3,155		Gaming and Leisure Properties, Inc	105,598
1,959		Geo Group, Inc	40,101
763		Getty Realty Corp	19,243
9,650		GGP, Inc	197,439
475		Gladstone Commercial Corp	8,236
244		Global Medical REIT, Inc	1,696
1,165	*	Global Net Lease, Inc	19,665
1,628		Government Properties Income Trust	22,238
2,256		Gramercy Property Trust	49,023
775		Hannon Armstrong Sustainable Infrastructure Capital, Inc	15,113
7,353		HCP, Inc	170,810
1,899		Healthcare Realty Trust, Inc	52,621
3,069		Healthcare Trust of America, Inc	81,175
697		Hersha Hospitality Trust	12,476
884		HFF, Inc (Class A)	43,935
1,796		Highwoods Properties, Inc	78,701
2,629		Hospitality Properties Trust	66,619
11,436		Host Marriott Corp	213,167
579	*	Howard Hughes Corp	80,556
2,438		Hudson Pacific Properties	79,308
1,062		Independence Realty Trust, Inc	9,749
361	*	Industrial Logistics Properties Trust	7,343
1,924		Investors Real Estate Trust	9,986
4,609		Invitation Homes, Inc	105,223
4,508		Iron Mountain, Inc	148,133
1,070	*	iStar Financial, Inc	10,882
1,334		JBG SMITH Properties	44,969
145		Jernigan Capital, Inc	2,625
704		Jones Lang LaSalle, Inc	122,947
2,137		Kennedy-Wilson Holdings, Inc	37,184
1,527		Kilroy Realty Corp	108,356
6,452		Kimco Realty Corp	92,909
1,264		Kite Realty Group Trust	19,251
1,299		Lamar Advertising Co	82,694
2,093		LaSalle Hotel Properties	60,718
3,541		Lexington Realty Trust	27,868
2,305		Liberty Property Trust	91,578
715		Life Storage, Inc	59,717
612		LTC Properties, Inc	23,256
2,145		Macerich Co	120,163
1,437		Mack-Cali Realty Corp	24,012
406	*	Marcus & Millichap, Inc	14,640
1,074	*	Maui Land & Pineapple Co, Inc	12,512
453		MedEquities Realty Trust, Inc	4,761
6,177		Medical Properties Trust, Inc	80,301
1,844		Mid-America Apartment Communities, Inc	168,247
1,089		Monmouth Real Estate Investment Corp (Class A)	16,379
700		National Health Investors, Inc	47,103
2,408		National Retail Properties, Inc	94,538
730		National Storage Affiliates Trust	18,308
1,266		New Senior Investment Group, Inc	10,356

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

411	*	Newmark Group, Inc	$6,243
280		NexPoint Residential Trust, Inc	6,955
892		NorthStar Realty Europe Corp	11,614
2,933		Omega Healthcare Investors, Inc	79,308
251		One Liberty Properties, Inc	5,547
2,153		Outfront Media, Inc	40,347
3,099		Paramount Group, Inc	44,130
2,363		Park Hotels & Resorts, Inc	63,848
1,101		Pebblebrook Hotel Trust	37,819
1,134		Pennsylvania REIT	10,943
2,932		Physicians Realty Trust	45,651
2,219		Piedmont Office Realty Trust, Inc	39,032
944		Potlatch Corp	49,135
1,193		Preferred Apartment Communities, Inc	16,929
8,433		Prologis, Inc	531,195
358		PS Business Parks, Inc	40,468
2,440		Public Storage, Inc	488,952
754		QTS Realty Trust, Inc	27,310
1,587	*	Quality Care Properties, Inc	30,835
132	*	Rafael Holdings, Inc	638
1,201		Ramco-Gershenson Properties	14,844
2,010		Rayonier, Inc	70,712
349		Re/Max Holdings, Inc	21,097
2,208		Realogy Holdings Corp	60,234
4,547		Realty Income Corp	235,216
933	*,e	Redfin Corp	21,300
2,330		Regency Centers Corp	137,423
1,675		Retail Opportunities Investment Corp	29,597
3,851		Retail Properties of America, Inc	44,903
1,360		Rexford Industrial Realty, Inc	39,154
2,670		RLJ Lodging Trust	51,905
148		RMR Group, Inc	10,353
778		Ryman Hospitality Properties	60,256
2,917		Sabra Healthcare REIT, Inc	51,485
172		Safety Income and Growth, Inc	2,750
177		Saul Centers, Inc	9,022
1,987	*	SBA Communications Corp	339,618
1,588		Select Income REIT	30,934
3,633		Senior Housing Properties Trust	56,893
458		Seritage Growth Properties	16,282
4,963		Simon Property Group, Inc	766,039
1,551		SL Green Realty Corp	150,183
7,580		Spirit Realty Capital, Inc	58,821
831	*	St. Joe Co	15,664
1,388		STAG Industrial, Inc	33,201
4,728		Starwood Property Trust, Inc	99,052
2,666		STORE Capital Corp	66,170
93		Stratus Properties, Inc	2,809
2,137		Summit Hotel Properties, Inc	29,085
1,222		Sun Communities, Inc	111,654
3,681		Sunstone Hotel Investors, Inc	56,025
1,459		Tanger Factory Outlet Centers, Inc	32,098
931		Taubman Centers, Inc	52,983
268	*	Tejon Ranch Co	6,193
1,034		Terreno Realty Corp	35,683
721		Tier REIT, Inc	13,324
30	*	Transcontinental Realty Investors, Inc	1,218
568	*	Trinity Place Holdings, Inc	3,692
4,118		UDR, Inc	146,683
435		UMH Properties, Inc	5,833
2,586		Uniti Group, Inc	42,023
198		Universal Health Realty Income Trust	11,900
1,414		Urban Edge Properties	30,189
465		Urstadt Biddle Properties, Inc (Class A)	8,975

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,691		Ventas, Inc	$281,875
15,295		VEREIT, Inc	106,453
4,427		VICI Properties, Inc	81,103
2,668		Vornado Realty Trust	179,556
3,960		Washington Prime Group, Inc	26,413
1,207		Washington REIT	32,951
1,872		Weingarten Realty Investors	52,566
5,855		Welltower, Inc	318,688
12,076		Weyerhaeuser Co	422,660
550		Whitestone REIT	5,715
1,596		WP Carey, Inc	98,936
1,682		Xenia Hotels & Resorts, Inc	33,169

		TOTAL REAL ESTATE	16,154,156

RETAILING - 5.6%
426	*	1-800-FLOWERS.COM, Inc (Class A)	5,027
999		Aaron’s, Inc	46,553
1,074		Abercrombie & Fitch Co (Class A)	26,002
1,104		Advance Auto Parts, Inc	130,879
6,504	*	Amazon.com, Inc	9,413,499
2,547		American Eagle Outfitters, Inc	50,762
122	*	America’s Car-Mart, Inc	6,155
305	*	Asbury Automotive Group, Inc	20,587
88	*	At Home Group, Inc	2,820
1,001	*	Autonation, Inc	46,827
456	*	AutoZone, Inc	295,803
603	*	Barnes & Noble Education, Inc	4,155
965		Barnes & Noble, Inc	4,777
2,179		Bed Bath & Beyond, Inc	45,737
4,134		Best Buy Co, Inc	289,339
334	e	Big 5 Sporting Goods Corp	2,421
744	e	Big Lots, Inc	32,386
793	*	Booking Holdings, Inc	1,649,749
193	*	Boot Barn Holdings, Inc	3,422
1,038	e	Buckle, Inc	22,992
165	*	Build-A-Bear Workshop, Inc	1,510
1,083	*	Burlington Stores, Inc	144,201
639		Caleres, Inc	21,470
440		Camping World Holdings, Inc	14,190
2,903	*	Carmax, Inc	179,812
230	*,e	Carvana Co	5,274
368		Cato Corp (Class A)	5,424
2,056		Chico’s FAS, Inc	18,586
288		Children’s Place Retail Stores, Inc	38,952
243		Citi Trends, Inc	7,511
291	*,e	Conn’s, Inc	9,894
231	*,e	Container Store Group, Inc	1,257
1,269		Core-Mark Holding Co, Inc	26,979
1,351		Dick’s Sporting Goods, Inc	47,353
236	e	Dillard’s, Inc (Class A)	18,960
4,311		Dollar General Corp	403,294
3,666	*	Dollar Tree, Inc	347,903
1,032		DSW, Inc (Class A)	23,179
144	*,e	Duluth Holdings, Inc	2,697
1,964		Expedia, Inc	216,845
1,208	*	Express Parent LLC	8,649
608	e	Finish Line, Inc (Class A)	8,232
839	*	Five Below, Inc	61,532
427	*	Floor & Decor Holdings, Inc	22,255
2,044		Foot Locker, Inc	93,084
616	*	Francesca’s Holdings Corp	2,957
254	*	FTD Cos, Inc	925
142	*	Gaia, Inc	2,201
1,573	e	GameStop Corp (Class A)	19,851
3,661		Gap, Inc	114,223

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

313	*	Genesco, Inc	$12,708
2,404		Genuine Parts Co	215,975
1,054	*,e	GNC Holdings, Inc	4,068
324		Group 1 Automotive, Inc	21,170
5,389	*	Groupon, Inc	23,388
904		Guess?, Inc	18,749
286		Haverty Furniture Cos, Inc	5,763
323	*,e	Hibbett Sports, Inc	7,736
19,017		Home Depot, Inc	3,389,590
619	*	Hudson Ltd	9,848
185	*,e	J. Jill, Inc	818
6,812	*,e	JC Penney Co, Inc	20,572
247	*	Kirkland’s, Inc	2,393
2,690		Kohl’s Corp	176,222
3,738		L Brands, Inc	142,829
221	*,e	Lands’ End, Inc	5,160
837	*	Liberty Expedia Holdings, Inc	32,877
7,241	*	Liberty Interactive Corp	182,256
1,108	*	Liberty TripAdvisor Holdings, Inc	11,911
367		Lithia Motors, Inc (Class A)	36,891
5,184	*	LKQ Corp	196,733
13,526		Lowe’s Companies, Inc	1,186,906
442	*,e	Lumber Liquidators, Inc	10,573
4,746		Macy’s, Inc	141,146
389	*	MarineMax, Inc	7,566
1,815	*	Michaels Cos, Inc	35,774
452		Monro Muffler, Inc	24,227
539	*	Murphy USA, Inc	39,239
290	*	National Vision Holdings, Inc	9,370
6,638	*	NetFlix, Inc	1,960,533
1,826		Nordstrom, Inc	88,397
463		Nutri/System, Inc	12,478
7,986		Office Depot, Inc	17,170
750	*	Ollie’s Bargain Outlet Holdings, Inc	45,225
1,400	*	O’Reilly Automotive, Inc	346,332
263	*	Overstock.com, Inc	9,534
419	*,e	Party City Holdco, Inc	6,536
554		Penske Auto Group, Inc	24,559
306	e	PetMed Express, Inc	12,776
1,303		Pier 1 Imports, Inc	4,196
699	e	Rent-A-Center, Inc	6,032
337	*,e	RH	32,109
6,169		Ross Stores, Inc	481,059
2,233	*	Sally Beauty Holdings, Inc	36,733
203		Shoe Carnival, Inc	4,831
526	*	Shutterfly, Inc	42,738
1,085		Signet Jewelers Ltd	41,794
660	*	Sleep Number Corp	23,199
809		Sonic Automotive, Inc (Class A)	15,331
571	*,e	Sportsman’s Warehouse Holdings, Inc	2,330
856		Tailored Brands, Inc	21,451
8,828		Target Corp	612,928
1,689		Tiffany & Co	164,948
528		Tile Shop Holdings, Inc	3,168
297		Tilly’s, Inc	3,356
10,272		TJX Companies, Inc	837,784
2,087		Tractor Supply Co	131,523
1,758	*,e	TripAdvisor, Inc	71,885
929	*	Ulta Beauty, Inc	189,767
1,403	*	Urban Outfitters, Inc	51,855
409	*,e	Vitamin Shoppe, Inc	1,779
600	*	Wayfair, Inc	40,518
1,350	e	Williams-Sonoma, Inc	71,226
37		Winmark Corp	4,840
314	*	Zumiez, Inc	7,505

		TOTAL RETAILING	25,369,975

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
289	*,e	Acacia Communications, Inc	$11,115
617	*	Advanced Energy Industries, Inc	39,426
14,183	*,e	Advanced Micro Devices, Inc	142,539
302	*	Alpha & Omega Semiconductor Ltd	4,666
507	*,e	Ambarella, Inc	24,838
1,455	*	Amkor Technology, Inc	14,739
5,903		Analog Devices, Inc	537,940
17,224		Applied Materials, Inc	957,827
510	*	Axcelis Technologies, Inc	12,546
582	*	AXT, Inc	4,219
6,528		Broadcom Ltd	1,538,323
1,076		Brooks Automation, Inc	29,138
418		Cabot Microelectronics Corp	44,772
1,200	*	Cavium, Inc	95,256
333	*	Ceva, Inc	12,055
1,003	*	Cirrus Logic, Inc	40,752
420		Cohu, Inc	9,580
1,538	*	Cree, Inc	61,997
99	*,e	CyberOptics Corp	1,782
5,135		Cypress Semiconductor Corp	87,090
584	*	Diodes, Inc	17,789
338	*	DSP Group, Inc	3,988
2,131		Entegris, Inc	74,159
1,272	*	First Solar, Inc	90,287
1,075	*	Formfactor, Inc	14,674
200	*	GSI Technology, Inc	1,482
796	*,e	Ichor Holdings Ltd	19,271
285	*,e	Impinj, Inc	3,711
657	*,e	Inphi Corp	19,776
2,070	*	Integrated Device Technology, Inc	63,259
76,161		Intel Corp	3,966,465
2,527		Kla-Tencor Corp	275,468
981	*,e	Kopin Corp	3,061
2,634		Lam Research Corp	535,123
1,895	*	Lattice Semiconductor Corp	10,555
627	*,e	MA-COM Technology Solutions	10,408
6,302		Marvell Technology Group Ltd	132,342
4,727		Maxim Integrated Products, Inc	284,660
927	*	MaxLinear, Inc	21,089
3,635		Microchip Technology, Inc	332,094
17,542	*	Micron Technology, Inc	914,640
1,806	*	Microsemi Corp	116,884
858		MKS Instruments, Inc	99,228
620		Monolithic Power Systems, Inc	71,777
364	*	Nanometrics, Inc	9,792
478	*,e	NeoPhotonics Corp Ltd	3,274
77		NVE Corp	6,399
9,364		NVIDIA Corp	2,168,609
5,526	*	NXP Semiconductors NV	646,542
6,533	*	ON Semiconductor Corp	159,797
409	*	PDF Solutions, Inc	4,769
1,020	*	Photronics, Inc	8,415
419	*	Pixelworks, Inc	1,621
446		Power Integrations, Inc	30,484
2,200	*	Qorvo, Inc	154,990
23,933		QUALCOMM, INC	1,326,128
1,707	*	Rambus, Inc	22,925
488	*	Rudolph Technologies, Inc	13,518
1,008	*	Semtech Corp	39,362
609	*	Sigma Designs, Inc	3,776
654	*	Silicon Laboratories, Inc	58,795
2,993		Skyworks Solutions, Inc	300,078
323	*	SMART Global Holdings, Inc	16,098

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

886	*,e	SunPower Corp	$7,070
3,141		Teradyne, Inc	143,575
16,122		Texas Instruments, Inc	1,674,915
789	*	Ultra Clean Holdings	15,188
729	*	Veeco Instruments, Inc	12,393
1,813		Versum Materials, Inc	68,223
846	*	Xcerra Corp	9,856
4,149		Xilinx, Inc	299,724
754		Xperi Corp	15,947

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	17,975,053

SOFTWARE & SERVICES - 14.1%
681	*	2U, Inc	57,224
1,358	*	8x8, Inc	25,327
754	*	A10 Networks, Inc	4,388
9,968		Accenture plc	1,530,088
1,810	*	ACI Worldwide, Inc	42,933
11,979		Activision Blizzard, Inc	808,103
1,208	*	Acxiom Corp	27,434
7,977	*	Adobe Systems, Inc	1,723,670
2,666	*	Akamai Technologies, Inc	189,233
318	*	Alarm.com Holdings, Inc	12,001
764		Alliance Data Systems Corp	162,625
4,815	*	Alphabet, Inc (Class A)	4,993,829
4,892	*	Alphabet, Inc (Class C)	5,047,517
685	*	Alteryx, Inc	23,386
273	*	Amber Road, Inc	2,430
2,323		Amdocs Ltd	154,991
370	*	American Software, Inc (Class A)	4,810
1,355	*	Ansys, Inc	212,315
116	*	Appfolio, Inc	4,739
272	*	Apptio, Inc	7,708
1,169	*	Aspen Technology, Inc	92,222
1,474	*	Atlassian Corp plc	79,478
3,334	*	Autodesk, Inc	418,684
7,209		Automatic Data Processing, Inc	818,077
245	*,e	Benefitfocus, Inc	5,978
1,757	*	Black Knight, Inc	82,755
741		Blackbaud, Inc	75,441
841	*	Blackhawk Network Holdings, Inc	37,593
173	*	Blackline, Inc	6,783
637	*	Blucora, Inc	15,670
2,283		Booz Allen Hamilton Holding Co	88,398
626	*	Bottomline Technologies, Inc	24,257
1,225	*	Box, Inc	25,174
460	*	Brightcove, Inc	3,197
1,930		Broadridge Financial Solutions, Inc	211,702
5,285		CA, Inc	179,161
379	*	CACI International, Inc (Class A)	57,362
4,408	*	Cadence Design Systems, Inc	162,082
998	*	Callidus Software, Inc	35,878
391	*	Carbonite, Inc	11,261
708	*	Cardtronics plc	15,795
253	*	Care.com, Inc	4,116
1,131	*,e	Cars.com, Inc	32,041
185		Cass Information Systems, Inc	11,009
2,269		CDK Global, Inc	143,718
378	*	ChannelAdvisor Corp	3,440
2,512	*	Citrix Systems, Inc	233,114
1,550	*	Cloudera, Inc	33,449
9,541		Cognizant Technology Solutions Corp (Class A)	768,050
462	*	CommerceHub, Inc	10,390
207	*	CommerceHub, Inc (Series A)	4,657
606	*	Commvault Systems, Inc	34,663

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,045	*	Conduent, Inc	$56,759
1,462		Convergys Corp	33,070
807	*	Cornerstone OnDemand, Inc	31,562
464	*	Coupa Software, Inc	21,168
520		CSG Systems International, Inc	23,551
2,529		CSRA, Inc	104,271
3,391	*	Dell Technologies, Inc-VMware Inc	248,255
789	*	DHI Group, Inc	1,262
157	*	Digimarc Corp	3,760
958		DST Systems, Inc	80,137
4,607		DXC Technology Co	463,142
15,290	*	eBay, Inc	615,270
387	e	Ebix, Inc	28,831
4,787	*	Electronic Arts, Inc	580,376
527	*	Ellie Mae, Inc	48,452
895	*	Endurance International Group Holdings, Inc	6,623
665	*	Envestnet, Inc	38,104
764	*	EPAM Systems, Inc	87,493
1,811	*	Etsy, Inc	50,817
781	*	Euronet Worldwide, Inc	61,637
271	*	Everbridge, Inc	9,919
989	*	Everi Holdings, Inc	6,498
941		EVERTEC, Inc	15,385
511	*	ExlService Holdings, Inc	28,498
38,223	*	Facebook, Inc	6,107,653
486		Fair Isaac Corp	82,314
5,383		Fidelity National Information Services, Inc	518,383
2,753	*	FireEye, Inc	46,608
1,318	*	First American Corp	59,613
8,010	*	First Data Corp	128,160
6,756	*	Fiserv, Inc	481,770
812	*	Five9, Inc	24,189
1,503	*	FleetCor Technologies, Inc	304,357
100	*	ForeScout Technologies, Inc	3,244
2,302	*	Fortinet, Inc	123,341
1,455	*	Gartner, Inc	171,137
2,688		Genpact Ltd	85,989
2,483		Global Payments, Inc	276,904
1,606	*	Glu Mobile, Inc	6,055
1,845	*	GoDaddy, Inc	113,320
890	*,e	Gogo, Inc	7,681
1,334	*,e	GrubHub, Inc	135,361
477	*	GTT Communications, Inc	27,046
1,159	*	Guidewire Software, Inc	93,682
450		Hackett Group, Inc	7,227
751	*	Hortonworks, Inc	15,298
502	*	HubSpot, Inc	54,367
1,101	*	IAC/InterActiveCorp	172,174
524	*	Imperva, Inc	22,689
513	*	Information Services Group, Inc	2,144
66	*	Inspired Entertainment, Inc	363
330	*	Instructure, Inc	13,909
319	*	Internap Corp	3,509
13,674		International Business Machines Corp	2,098,002
3,973		Intuit, Inc	688,720
736		j2 Global, Inc	58,085
1,251		Jack Henry & Associates, Inc	151,308
198	*	Leaf Group Ltd	1,396
2,386		Leidos Holdings, Inc	156,044
1,126	*	Limelight Networks, Inc	4,628
325	*	Liquidity Services, Inc	2,112
827	*	Liveperson, Inc	13,521
811		LogMeIn, Inc	93,711
1,102	*	Manhattan Associates, Inc	46,152
349		Mantech International Corp (Class A)	19,359

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

14,986		MasterCard, Inc (Class A)	$2,624,948
565	*,e	Match Group, Inc	25,109
1,014		MAXIMUS, Inc	67,674
1,034	*	Meet Group, Inc	2,161
121,170		Microsoft Corp	11,059,186
147	*	MicroStrategy, Inc (Class A)	18,962
573	*	MINDBODY, Inc	22,290
467	*	Mitek Systems, Inc	3,456
872	*	MobileIron, Inc	4,316
351	*	Model N, Inc	6,336
445	*	MoneyGram International, Inc	3,836
644		Monotype Imaging Holdings, Inc	14,458
832	*	MuleSoft, Inc	36,591
458	*	New Relic, Inc	33,947
1,004		NIC, Inc	13,353
4,492	*	Nuance Communications, Inc	70,749
1,701	*	Nutanix, Inc	83,536
178	*	Okta, Inc	7,093
47,217		Oracle Corp	2,160,178
3,551	*,e	Pandora Media, Inc	17,862
202	*,e	Park City Group, Inc	1,767
5,152		Paychex, Inc	317,312
764	*	Paycom Software, Inc	82,046
401	*	Paylocity Holding Corp	20,543
18,254	*	PayPal Holdings, Inc	1,384,931
570		Pegasystems, Inc	34,571
509	*	Perficient, Inc	11,666
307	*	Presidio, Inc	4,801
766		Progress Software Corp	29,453
666	*	Proofpoint, Inc	75,691
410	*	PROS Holdings, Inc	13,534
1,796	*	PTC, Inc	140,106
483	*	Q2 Holdings, Inc	22,001
144		QAD, Inc (Class A)	5,998
485	*	Qualys, Inc	35,284
583	*	QuinStreet, Inc	7,445
1,155	*	Quotient Technology, Inc	15,131
302	*	Rapid7, Inc	7,722
299	*	RealNetworks, Inc	915
914	*	RealPage, Inc	47,071
2,897	*	Red Hat, Inc	433,130
138		Reis, Inc	2,960
973	*	RingCentral, Inc	61,786
279	*	Rosetta Stone, Inc	3,669
709	*	Rubicon Project, Inc	1,276
3,264		Sabre Corp	70,013
293	*	SailPoint Technologies Holding, Inc	6,062
10,982	*	salesforce.com, Inc	1,277,207
682		Science Applications International Corp	53,742
96	*	SecureWorks Corp	776
123	*	SendGrid, Inc	3,461
2,707	*	ServiceNow, Inc	447,873
1,229	*	ServiceSource International LLC	4,682
309	*	Shutterstock, Inc	14,878
2,335	*	Splunk, Inc	229,741
256	*	SPS Commerce, Inc	16,402
3,866	*	Square, Inc	190,207
2,690		SS&C Technologies Holdings, Inc	144,292
252	*	Stamps.com, Inc	50,665
141	*	StarTek, Inc	1,379
580	e	Switch, Inc	9,228
605	*	Sykes Enterprises, Inc	17,509
9,684		Symantec Corp	250,331
630	*	Synchronoss Technologies, Inc	6,647
2,399	*	Synopsys, Inc	199,693

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

543		Syntel, Inc	$13,863
1,150	*	Tableau Software, Inc	92,943
1,797	*	Take-Two Interactive Software, Inc	175,711
317	*	TechTarget, Inc	6,302
485	*	TeleNav, Inc	2,619
2,058	*	Teradata Corp	81,641
1,823		TiVo Corp	24,702
2,845		Total System Services, Inc	245,410
426	*,e	Trade Desk, Inc	21,138
1,927		Travelport Worldwide Ltd	31,487
963	*,e	TrueCar, Inc	9,110
235		TTEC Holdings, Inc	7,215
143	*,e	Tucows, Inc	8,008
972	*,e	Twilio, Inc	37,111
10,893	*	Twitter, Inc	316,006
596	*	Tyler Technologies, Inc	125,732
444	*	Ultimate Software Group, Inc	108,203
769	*,e	Unisys Corp	8,267
106	*	Upland Software, Inc	3,052
297	*	Varonis Systems, Inc	17,969
469	*	Vasco Data Security International	6,074
1,007	*	Verint Systems, Inc	42,898
1,404	*,e	VeriSign, Inc	166,458
766	*,e	VirnetX Holding Corp	3,026
427	*	Virtusa Corp	20,692
29,467		Visa, Inc (Class A)	3,524,842
1,135	*,e	VMware, Inc (Class A)	137,641
623	*	Website Pros, Inc	11,276
7,633		Western Union Co	146,783
613	*	WEX, Inc	96,008
2,176	*	Workday, Inc	276,591
379	*	Workiva, Inc	8,982
4,652	*	Worldpay, Inc	382,580
376	*	XO Group, Inc	7,802
1,209	*	Yelp, Inc	50,476
181	*,e	Yext, Inc	2,290
1,505	*	Zendesk, Inc	72,044
820	*	Zillow Group, Inc	44,280
1,956	*	Zillow Group, Inc (Class C)	105,233
803	*	Zix Corp	3,429
11,803	*	Zynga, Inc	43,199

		TOTAL SOFTWARE & SERVICES	62,347,442

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
1,699	*,e	3D Systems Corp	19,691
806		Adtran, Inc	12,533
513	*	Aerohive Networks, Inc	2,073
400	*	Agilysys, Inc	4,768
141	*,e	Akoustis Technologies, Inc	822
4,947		Amphenol Corp (Class A)	426,085
430	*	Anixter International, Inc	32,572
82,077		Apple, Inc	13,770,879
285	*,e	Applied Optoelectronics, Inc	7,142
825	*	Arista Networks, Inc	210,622
2,818	*	ARRIS International plc	74,874
1,562	*	Arrow Electronics, Inc	120,305
470	*	Avid Technology, Inc	2,134
1,997		Avnet, Inc	83,395
720		AVX Corp	11,916
438		Badger Meter, Inc	20,652
144		Bel Fuse, Inc (Class B)	2,722
636		Belden CDT, Inc	43,846
773		Benchmark Electronics, Inc	23,074
528	*	CalAmp Corp	12,081
643	*	Calix, Inc	4,405

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

113	*,e	Casa Systems, Inc	$3,315
2,397		CDW Corp	168,533
2,191	*	Ciena Corp	56,747
80,103		Cisco Systems, Inc	3,435,618
153	*	Clearfield, Inc	1,974
2,598		Cognex Corp	135,070
382	*	Coherent, Inc	71,587
3,172	*	CommScope Holding Co, Inc	126,785
356		Comtech Telecommunications Corp	10,641
375	*	Control4 Corp	8,055
13,682		Corning, Inc	381,454
622	*	Cray, Inc	12,875
485		CTS Corp	13,192
548		Daktronics, Inc	4,828
1,043	e	Diebold, Inc	16,062
400	*	Digi International, Inc	4,120
856		Dolby Laboratories, Inc (Class A)	54,407
250	*,e	Eastman Kodak Co	1,337
740	*	EchoStar Corp (Class A)	39,050
447	*	Electro Scientific Industries, Inc	8,640
717	*	Electronics for Imaging, Inc	19,596
381		EMCORE Corp	2,172
202	*	ePlus, Inc	15,695
1,698	*	Extreme Networks, Inc	18,797
1,099	*	F5 Networks, Inc	158,926
561	*	Fabrinet	17,604
256	*	FARO Technologies, Inc	14,950
1,732	*,e	Finisar Corp	27,383
2,680	*,e	Fitbit, Inc	13,668
2,126		Flir Systems, Inc	106,321
1,256	*	Harmonic, Inc	4,773
25,322		Hewlett Packard Enterprise Co	444,148
27,221		HP, Inc	596,684
909	*	II-VI, Inc	37,178
400	*,e	Immersion Corp	4,780
2,249	*	Infinera Corp	24,424
554	*	Insight Enterprises, Inc	19,351
539		InterDigital, Inc	39,670
294	*	Intevac, Inc	2,029
563	*	IPG Photonics Corp	131,393
397	*	Iteris, Inc	1,969
536	*	Itron, Inc	38,351
2,790		Jabil Circuit, Inc	80,157
6,185		Juniper Networks, Inc	150,481
700	*	Kemet Corp	12,691
2,888	*	Keysight Technologies, Inc	151,302
411	*	Kimball Electronics, Inc	6,638
1,352	*	Knowles Corp	17,022
254	*	KVH Industries, Inc	2,629
375		Littelfuse, Inc	78,067
950	*	Lumentum Holdings, Inc	60,610
509	*,e	Maxwell Technologies, Inc	3,018
49	e	Mesa Laboratories, Inc	7,274
569		Methode Electronics, Inc	22,248
1,025	*,e	Microvision, Inc	1,158
2,724		Motorola, Inc	286,837
261		MTS Systems Corp	13,481
171	*	Napco Security Technologies, Inc	2,001
1,665		National Instruments Corp	84,199
1,908	*	NCR Corp	60,140
4,493		NetApp, Inc	277,173
505	*	Netgear, Inc	28,886
1,389	*	Netscout Systems, Inc	36,600
497	*	Novanta, Inc	25,919
2,605	*	Oclaro, Inc	24,904

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

280	*	OSI Systems, Inc	$18,276
1,486	*	Palo Alto Networks, Inc	269,739
291		Park Electrochemical Corp	4,900
196		PC Connection, Inc	4,900
150	*	PC Mall, Inc	1,245
526		Plantronics, Inc	31,755
521	*	Plexus Corp	31,119
1,450	*	Pure Storage, Inc	28,927
326	*	Quantenna Communications, Inc	4,466
437	*	Quantum Corp	1,591
704	*	Ribbon Communications, Inc	3,590
281	*	Rogers Corp	33,591
1,157	*	Sanmina Corp	30,256
381	*	Scansource, Inc	13,545
776	*,e	Stratasys Ltd	15,660
589	*	Super Micro Computer, Inc	10,013
548	*	Synaptics, Inc	25,060
461		SYNNEX Corp	54,582
187		Systemax, Inc	5,339
545	*	Tech Data Corp	46,396
3,952	*	Trimble Navigation Ltd	141,798
1,439	*	TTM Technologies, Inc	22,002
362	*,e	Ubiquiti Networks, Inc	24,906
652		Universal Display Corp	65,852
591	*	USA Technologies, Inc	5,319
1,742	*	VeriFone Systems, Inc	26,792
830	*,e	Viasat, Inc	54,548
3,584	*	Viavi Solutions, Inc	34,836
2,099	e	Vishay Intertechnology, Inc	39,041
161	*	Vishay Precision Group, Inc	5,015
4,818		Western Digital Corp	444,557
3,647		Xerox Corp	104,961
819	*	Zebra Technologies Corp (Class A)	113,997

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	24,332,752

TELECOMMUNICATION SERVICES - 1.7%
99,224		AT&T, Inc	3,537,335
110		ATN International, Inc	6,558
542	*	Boingo Wireless, Inc	13,425
15,215		CenturyLink, Inc	249,983
645	*	Cincinnati Bell, Inc	8,933
635		Cogent Communications Group, Inc	27,559
1,064	e	Consolidated Communications Holdings, Inc	11,661
1,231	e	Frontier Communications Corp	9,134
19,527	*	Globalstar, Inc	13,425
126	*	Hawaiian Telcom Holdco, Inc	3,362
263		IDT Corp (Class B)	1,649
2,050	*,e	Intelsat S.A.	7,708
1,269	*,e	Iridium Communications, Inc	14,276
259	*	Ooma, Inc	2,823
1,000	*	Orbcomm, Inc	9,370
184	*	pdvWireless, Inc	5,492
728		Shenandoah Telecom Co	26,208
309		Spok Holdings, Inc	4,620
9,867	*,e	Sprint Corp	48,151
1,512		Telephone & Data Systems, Inc	42,381
4,769	*	T-Mobile US, Inc	291,100
247	*	US Cellular Corp	9,927
66,644		Verizon Communications, Inc	3,186,916
3,101	*	Vonage Holdings Corp	33,026
2,934		Windstream Holdings, Inc	4,137
2,891	*	Zayo Group Holdings, Inc	98,757

		TOTAL TELECOMMUNICATION SERVICES	7,667,916

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.1%
818	*	Air Transport Services Group, Inc	$19,076
1,881		Alaska Air Group, Inc	116,547
203		Allegiant Travel Co	35,028
79		Amerco, Inc	27,263
6,977		American Airlines Group, Inc	362,525
378		Arkansas Best Corp	12,115
363	*	Atlas Air Worldwide Holdings, Inc	21,943
1,153	*,e	Avis Budget Group, Inc	54,006
2,198		CH Robinson Worldwide, Inc	205,975
479		Copa Holdings S.A. (Class A)	61,614
542		Costamare, Inc	3,382
185	*	Covenant Transportation Group, Inc	5,519
13,829		CSX Corp	770,414
306	*	Daseke, Inc	2,996
10,586		Delta Air Lines, Inc	580,219
609	*	Eagle Bulk Shipping, Inc	3,015
427	*	Echo Global Logistics, Inc	11,785
3,033		Expeditors International of Washington, Inc	191,989
4,010		FedEx Corp	962,841
466		Forward Air Corp	24,633
127	*	Genco Shipping & Trading Ltd	1,806
955	*	Genesee & Wyoming, Inc (Class A)	67,604
828		Hawaiian Holdings, Inc	32,044
728		Heartland Express, Inc	13,097
866	*	Hertz Global Holdings, Inc	17,190
505	*	Hub Group, Inc (Class A)	21,134
1,355		J.B. Hunt Transport Services, Inc	158,738
5,548	*	JetBlue Airways Corp	112,735
1,654		Kansas City Southern Industries, Inc	181,692
834	*	Kirby Corp	64,176
2,000		Knight-Swift Transportation Holdings, Inc	92,020
719		Landstar System, Inc	78,838
1,216		Macquarie Infrastructure Co LLC	44,907
531		Marten Transport Ltd	12,107
668		Matson, Inc	19,131
1,552	*	Navios Maritime Holdings, Inc	1,393
4,620		Norfolk Southern Corp	627,304
956		Old Dominion Freight Line	140,503
124		Park-Ohio Holdings Corp	4,817
580	*	Radiant Logistics, Inc	2,245
411	*	Roadrunner Transportation Services Holdings, Inc	1,044
971		Ryder System, Inc	70,679
780	*	Safe Bulkers, Inc	2,473
390	*	Saia, Inc	29,308
932	e	Schneider National, Inc	24,288
934		Scorpio Bulkers, Inc	6,585
802		Skywest, Inc	43,629
8,964		Southwest Airlines Co	513,458
1,133	*	Spirit Airlines, Inc	42,805
12,708		Union Pacific Corp	1,708,337
4,403	*	United Continental Holdings, Inc	305,876
11,146		United Parcel Service, Inc (Class B)	1,166,540
122		Universal Truckload Services, Inc	2,580
701		Werner Enterprises, Inc	25,586
1,868	*	XPO Logistics, Inc	190,181
521	*	YRC Worldwide, Inc	4,600

		TOTAL TRANSPORTATION	9,304,335

UTILITIES - 2.8%
10,340		AES Corp	117,566
892		Allete, Inc	64,447
3,794		Alliant Energy Corp	155,023
3,776		Ameren Corp	213,835

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,083		American Electric Power Co, Inc	$554,413
561		American States Water Co	29,767
2,880		American Water Works Co, Inc	236,534
3,091		Aqua America, Inc	105,279
177	*,e	AquaVenture Holdings Ltd	2,198
111		Artesian Resources Corp	4,049
1,866	*,e	Atlantic Power Corp	3,919
1,638		Atmos Energy Corp	137,985
1,186		Avangrid, Inc	60,628
1,041		Avista Corp	53,351
832		Black Hills Corp	45,178
324	*,e	Cadiz, Inc	4,374
747		California Water Service Group	27,826
6,767		Centerpoint Energy, Inc	185,416
244		Chesapeake Utilities Corp	17,165
4,375		CMS Energy Corp	198,144
165		Connecticut Water Service, Inc	9,987
4,914		Consolidated Edison, Inc	382,997
213		Consolidated Water Co, Inc	3,099
10,441		Dominion Resources, Inc	704,037
2,842		DTE Energy Co	296,705
11,284		Duke Energy Corp	874,172
1,845	*	Dynegy, Inc	24,944
4,952		Edison International	315,244
649		El Paso Electric Co	33,099
2,813		Entergy Corp	221,608
5,173		Eversource Energy	304,793
15,187		Exelon Corp	592,445
7,454		FirstEnergy Corp	253,511
182		Genie Energy Ltd	908
133		Global Water Resources, Inc	1,193
3,467		Great Plains Energy, Inc	110,216
1,875		Hawaiian Electric Industries, Inc	64,463
864		Idacorp, Inc	76,265
2,961		MDU Resources Group, Inc	83,382
640		MGE Energy, Inc	35,904
240		Middlesex Water Co	8,808
1,346		National Fuel Gas Co	69,252
1,312		New Jersey Resources Corp	52,611
7,595		NextEra Energy, Inc	1,240,491
5,175		NiSource, Inc	123,734
445		Northwest Natural Gas Co	25,654
871		NorthWestern Corp	46,860
4,799		NRG Energy, Inc	146,514
545		NRG Yield, Inc (Class A)	8,960
981		NRG Yield, Inc (Class C)	16,677
3,173		OGE Energy Corp	103,979
811		ONE Gas, Inc	53,542
751		Ormat Technologies, Inc	42,341
743		Otter Tail Corp	32,209
1,257	e	Pattern Energy Group, Inc	21,734
8,114		PG&E Corp	356,448
1,858		Pinnacle West Capital Corp	148,268
1,320		PNM Resources, Inc	50,490
1,479		Portland General Electric Co	59,914
10,729		PPL Corp	303,523
8,222		Public Service Enterprise Group, Inc	413,073
250	*	Pure Cycle Corp	2,363
105		RGC Resources, Inc	2,667
2,098		SCANA Corp	78,780
3,998		Sempra Energy	444,658
254		SJW Corp	13,388
1,236		South Jersey Industries, Inc	34,806
16,152		Southern Co	721,348

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY			VALUE

699		Southwest Gas Corp			$47,273
162	e	Spark Energy, Inc			1,920
732		Spire, Inc			52,924
722		TerraForm Power, Inc			7,747
2,656		UGI Corp			117,980
217		Unitil Corp			10,071
1,461		Vectren Corp			93,387
3,786		Vistra Energy Corp			78,862
557	*,e	Vivint Solar, Inc			2,033
5,177		WEC Energy Group, Inc			324,598
2,541		Westar Energy, Inc			133,631
969		WGL Holdings, Inc			81,057
8,216		Xcel Energy, Inc			373,664
203		York Water Co			6,293

		TOTAL UTILITIES			12,560,601

		TOTAL COMMON STOCKS			437,887,421

		(Cost $214,844,793)

RIGHTS / WARRANTS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	†,m	Forest Laboratories, Inc CVR			112
145	m	Tobira Therapeutics, Inc			9

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			121

SOFTWARE & SERVICES - 0.0%
299	†,m	Gerber Scientific, Inc			0

		TOTAL SOFTWARE & SERVICES			0

		TOTAL RIGHTS / WARRANTS			121

		(Cost $16)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 1.1%
$ 5,100,000		Federal Home Loan Bank (FHLB)	1.400%	04/02/18	5,100,000

		TOTAL GOVERNMENT AGENCY DEBT			5,100,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
6,504,915	c	State Street Navigator Securities Lending Government Money Market Portfolio	6,504,915

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,504,915

		TOTAL SHORT-TERM INVESTMENTS	11,604,915

		(Cost $11,604,716)
		TOTAL INVESTMENTS - 101.4%	449,492,457
		(Cost $226,449,525)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(6,401,707)

		NET ASSETS - 100.0%	$443,090,750

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

†	Security is categorized as Level 3 in the fair value hierarchy.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

TIAA-CREF LIFE FUNDS - Stock Index Fund

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,407,963.

m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of March 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	39	6/15/18	$5,310,389	$5,153,850	$(156,539)

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.2%

ARGENTINA - 1.5%
4,427		Grupo Financiero Galicia S.A. (ADR) (Class B)	$291,119
36,342		Grupo Supervielle S.A. (ADR)	1,102,616
13,108	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	279,463

		TOTAL ARGENTINA	1,673,198

AUSTRIA - 0.8%
37,083		Wienerberger AG.	927,267

		TOTAL AUSTRIA	927,267

CHINA - 1.0%
2,025	*	Alibaba Group Holding Ltd (ADR)	371,669
14,057		Tencent Holdings Ltd	754,573

		TOTAL CHINA	1,126,242

DENMARK - 0.8%
11,412		DSV AS	900,959

		TOTAL DENMARK	900,959

FRANCE - 19.7%
117,560		Accor S.A.	6,351,158
2,353		Airbus SE	272,378
58,002	*,e,g	ALD S.A.	944,023
102,279		Credit Agricole S.A.	1,667,660
6,624		Kering	3,176,982
17,904		Nexity	1,146,671
43,178		Schneider Electric S.A.	3,802,313
27,504		Valeo S.A.	1,819,392
31,150		Vinci S.A.	3,068,119

		TOTAL FRANCE	22,248,696

GERMANY - 19.2%
27,191		Bayerische Motoren Werke AG.	2,957,557
7,681		Continental AG.	2,121,578
52,950		Daimler AG. (Registered)	4,511,340
37,340		Lanxess AG.	2,862,340
27,958	*	Linde AG.	5,907,780
152,165		TUI AG. (DI)	3,262,965

		TOTAL GERMANY	21,623,560

HONG KONG - 1.2%
45,183		Melco Crown Entertainment Ltd (ADR)	1,309,403

		TOTAL HONG KONG	1,309,403

INDIA - 9.6%
72,285		Asian Paints Ltd	1,247,290
3,670		Eicher Motors Ltd	1,607,410
54,860		Havells India Ltd	413,544
73,124		HDFC Bank Ltd	2,130,172
123,978		Housing Development Finance Corp	3,492,223
67,961		IndusInd Bank Ltd	1,885,351

		TOTAL INDIA	10,775,990

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

ITALY - 7.2%
171,251		Mediobanca S.p.A.	$2,013,294
238,659		Prada S.p.A	1,122,710
236,166	*	UniCredit S.p.A.	4,936,135

		TOTAL ITALY	8,072,139

JAPAN - 17.2%
12,460		Dentsu, Inc	550,643
271,257		Hitachi Ltd	1,975,729
49,985		Ishikawajima-Harima Heavy Industries Co Ltd	1,559,479
217,608		JX Holdings, Inc	1,326,664
63,629		Komatsu Ltd	2,131,504
26,325		Konami Corp	1,340,651
3,866		Nintendo Co Ltd	1,717,560
15,813		Shin-Etsu Chemical Co Ltd	1,649,441
71,049		Sony Corp	3,495,633
55,602		Toyota Motor Corp	3,610,329

		TOTAL JAPAN	19,357,633

KOREA, REPUBLIC OF - 0.4%
2,325		Samsung SDI Co Ltd	421,526

		TOTAL KOREA, REPUBLIC OF	421,526

NETHERLANDS - 0.4%
3,936		Heineken NV	423,332

		TOTAL NETHERLANDS	423,332

RUSSIA - 0.5%
32,793		Sberbank of Russian Federation (ADR)	612,488

		TOTAL RUSSIA	612,488

SWEDEN - 1.4%
50,369		Electrolux AB (Series B)	1,590,628

		TOTAL SWEDEN	1,590,628

SWITZERLAND - 5.7%
795		Burckhardt Compression Holding AG.	253,847
297,619		Credit Suisse Group	4,998,517
647		Geberit AG.	286,118
6,137		Vifor Pharma AG.	946,340

		TOTAL SWITZERLAND	6,484,822

UNITED KINGDOM - 11.6%
34,870		B&M European Value Retail S.A.	191,411
215,183		CNH Industrial NV	2,659,021
20,049		Experian Group Ltd	433,593
6,234,311		Lloyds TSB Group plc	5,670,890
4,926		Reckitt Benckiser Group plc	415,793
149,391		Travis Perkins plc	2,590,151
67,271		WPP plc	1,069,046

		TOTAL UNITED KINGDOM	13,029,905

		TOTAL COMMON STOCKS	110,577,788

		(Cost $98,773,584)

TIAA-CREF LIFE FUNDS - International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 1.5%
$ 1,600,000		Federal Home Loan Bank (FHLB)	1.400%	04/02/18	$1,600,000

		TOTAL GOVERNMENT AGENCY DEBT			1,600,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
943,404	c	State Street Navigator Securities Lending Government Money Market Portfolio			943,404

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			943,404

		TOTAL SHORT-TERM INVESTMENTS			2,543,404

		(Cost $2,543,342)
		TOTAL INVESTMENTS - 100.5%			113,121,192
		(Cost $101,316,926)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(528,180)

		NET ASSETS - 100.0%			$112,593,012

Abbreviation(s):

ADR	- American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $895,662.

g	Security is exempt from registration under Rule 144(A) of the securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities amounted to $944,023 or 0.8% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2018

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$37,140,776	32.9%
FINANCIALS	28,800,464	25.6
INDUSTRIALS	20,922,460	18.6
MATERIALS	12,873,580	11.4
INFORMATION TECHNOLOGY	6,581,707	5.9
ENERGY	1,326,664	1.2
REAL ESTATE	1,146,672	1.0
HEALTH CARE	946,340	0.8
CONSUMER STAPLES	839,125	0.8
SHORT-TERM INVESTMENTS	2,543,404	2.3
OTHER ASSETS & LIABILITIES, NET	(528,180)	(0.5)

NET ASSETS	$112,593,012	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.7%

CAPITAL GOODS - 0.0%
$ 24,364	i	CHI Overhead Doors, Inc	LIBOR 1 M + 3.250%	5.130%	07/31/22	$24,364

		TOTAL CAPITAL GOODS				24,364

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
72,542	i	ProQuest LLC	LIBOR 1 M + 3.750%	5.630	10/24/21	73,472
46,759	i	Trans Union LLC	LIBOR 1 M + 2.000%	3.880	04/07/23	46,866

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				120,338

CONSUMER SERVICES - 0.1%
73,924	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	6.050	07/28/22	72,796
18,069	i	Jackson Hewitt Tax Service, Inc	LIBOR 3 M + 7.000%	8.770	07/30/20	17,933
97,515	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	6.050	08/12/22	97,911

		TOTAL CONSUMER SERVICES				188,640

ENERGY - 0.0%
15,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.229	12/31/21	16,927

		TOTAL ENERGY				16,927

FOOD, BEVERAGE & TOBACCO - 0.0%
29,478	i	Hostess Brands LLC	LIBOR 1 M + 2.250%	4.130	08/03/22	29,597

		TOTAL FOOD, BEVERAGE & TOBACCO				29,597

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
96,431	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	4.630	06/24/21	97,215
48,236	i	Greatbatch Ltd	LIBOR 1 M + 3.250%	4.990	10/27/22	48,605

		TOTAL HEALTH CARE EQUIPMENT & SERVICES				145,820

MATERIALS - 0.0%
24,400	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.190	07/29/22	24,568
40,000	i	Solenis International LP	LIBOR 3 M + 6.750%	8.730	07/29/22	37,800

		TOTAL MATERIALS				62,368

MEDIA - 0.1%
97,513	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	6.052	07/08/22	97,472
48,850	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.040	07/17/25	48,677

		TOTAL MEDIA				146,149

SOFTWARE & SERVICES - 0.2%
462,687	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.127	11/29/24	462,571
153	i	SS&C European Holdings SARL	LIBOR 1 M + 2.250%	4.130	07/08/22	154
13,506	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	4.130	07/08/22	13,571

		TOTAL SOFTWARE & SERVICES				476,296

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
70,900	i	CommScope, Inc	LIBOR 1 M + 2.000%	3.880	12/29/22	71,211
64,562	i	Sensata Technologies BV	LIBOR 1 M + 1.750%	3.500	10/14/21	64,955
10,800	i	Zebra Technologies Corp	LIBOR 3 M + 2.000%	3.750	10/27/21	10,852

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				147,018

		TOTAL BANK LOAN OBLIGATIONS				1,357,517

		(Cost $1,349,120)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 96.5%

CORPORATE BONDS - 41.1%

AUTOMOBILES & COMPONENTS - 0.5%
$ 125,000		Aptiv plc	3.150%	11/19/20	$124,753
100,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	104,000
200,000		General Motors Co	4.200	10/01/27	195,590
125,000		General Motors Co	5.400	04/01/48	124,661
100,000		Goodyear Tire & Rubber Co	5.000	05/31/26	97,250
200,000	g	Hyundai Capital America	3.250	09/20/22	196,355
175,000		Magna International, Inc	3.625	06/15/24	176,748

		TOTAL AUTOMOBILES & COMPONENTS			1,019,357

BANKS - 7.2%
200,000	g	ADCB Finance Cayman Ltd	4.000	03/29/23	199,731
200,000	g	Akbank TAS	7.200	03/16/27	203,429
200,000	g	Banco del Estado de Chile	2.668	01/08/21	195,750
200,000	g	Banco do Brasil S.A.	4.625	01/15/25	195,100
200,000	g	Banco General S.A.	4.125	08/07/27	189,244
200,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	193,500
200,000		Banco Santander S.A.	3.125	02/23/23	193,756
200,000		Banco Santander S.A.	3.800	02/23/28	192,811
300,000		Bank of America Corp	2.151	11/09/20	294,040
200,000		Bank of America Corp	3.875	08/01/25	201,412
300,000		Bank of America Corp	3.248	10/21/27	282,555
125,000	g	Bank of America Corp	3.419	12/20/28	119,652
100,000		Bank of Montreal	3.803	12/15/32	94,737
125,000		Bank of Nova Scotia	4.650	12/30/49	117,969
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	222,907
125,000		Barclays plc	3.650	03/16/25	120,400
225,000	g	BNP Paribas S.A.	3.375	01/09/25	217,522
450,000	g	BNP Paribas S.A.	4.375	03/01/33	440,140
100,000	g	BPCE S.A.	3.000	05/22/22	97,912
250,000		Branch Banking & Trust Co	2.300	10/15/18	249,804
175,000		Capital One Bank USA NA	2.650	08/08/22	168,309
60,000		Capital One Bank USA NA	3.375	02/15/23	58,450
750,000		Citigroup, Inc	3.200	10/21/26	713,452
200,000		Citigroup, Inc	3.668	07/24/28	194,851
150,000		Citigroup, Inc	4.125	07/25/28	148,127
100,000		Citizens Bank NA	2.650	05/26/22	96,871
125,000		Compass Bank	2.875	06/29/22	121,160
250,000		Cooperatieve Rabobank UA	2.500	01/19/21	245,893
325,000		Cooperatieve Rabobank UA	3.750	07/21/26	313,473
140,000	g	Cooperatieve Rabobank UA	11.000	12/30/49	153,091
100,000	g	Credit Agricole S.A.	2.500	04/15/19	99,676
150,000	g	Credit Agricole S.A.	3.250	10/04/24	143,666
200,000	g	DBS Group Holdings Ltd	2.246	07/16/19	198,647
175,000		Deutsche Bank AG.	3.950	02/27/23	174,444
125,000		Discover Bank	3.200	08/09/21	123,602
150,000	g	HSBC Bank plc	4.125	08/12/20	153,253
100,000		HSBC Holdings plc	3.262	03/13/23	98,672
200,000		HSBC Holdings plc	3.033	11/22/23	195,177
200,000		HSBC Holdings plc	4.375	11/23/26	199,057
200,000		HSBC Holdings plc	4.041	03/13/28	199,734
250,000		Huntington National Bank	2.500	08/07/22	240,914
200,000	g	Intesa Sanpaolo S.p.A	3.875	01/12/28	188,503
375,000		JPMorgan Chase & Co	2.750	06/23/20	372,858
325,000		JPMorgan Chase & Co	2.295	08/15/21	315,930
200,000		JPMorgan Chase & Co	2.776	04/25/23	195,282
150,000		JPMorgan Chase & Co	2.700	05/18/23	144,663
350,000		JPMorgan Chase & Co	3.200	06/15/26	335,551
175,000		JPMorgan Chase & Co	2.950	10/01/26	164,531
100,000		JPMorgan Chase & Co	3.882	07/24/38	97,020

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		JPMorgan Chase & Co	5.150%	12/30/49	$99,910
80,000		KeyBank NA	2.500	12/15/19	79,497
125,000		KeyBank NA	2.300	09/14/22	120,036
100,000	g	Macquarie Bank Ltd	2.600	06/24/19	99,574
225,000		Manufacturers & Traders Trust Co	2.100	02/06/20	221,217
350,000		PNC Bank NA	2.600	07/21/20	347,113
250,000		PNC Bank NA	2.450	11/05/20	246,102
150,000		PNC Bank NA	2.700	11/01/22	145,173
200,000		Santander Holdings USA, Inc	3.400	01/18/23	195,447
100,000		Santander Holdings USA, Inc	4.400	07/13/27	99,393
100,000		Santander UK Group Holdings plc	3.571	01/10/23	98,867
300,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	295,718
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	74,975
150,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	148,364
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	250,971
250,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	242,757
125,000		SunTrust Banks, Inc	2.900	03/03/21	124,142
100,000		SunTrust Banks, Inc	2.750	05/01/23	96,963
100,000		Synchrony Bank	3.000	06/15/22	96,650
250,000		Toronto-Dominion Bank	1.850	09/11/20	243,267
100,000		Toronto-Dominion Bank	3.625	09/15/31	95,751
200,000	g	Turkiye Is Bankasi	5.500	04/21/22	196,624
200,000	g	UBS AG.	2.450	12/01/20	196,414
125,000		UnionBanCal Corp	3.500	06/18/22	124,821
150,000		Westpac Banking Corp	4.322	11/23/31	148,754
100,000		Westpac Banking Corp	5.000	12/30/49	92,411

		TOTAL BANKS			14,058,139

CAPITAL GOODS - 1.2%
250,000		Air Lease Corp	3.875	04/01/21	253,712
50,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	51,938
100,000		Eaton Corp	4.000	11/02/32	100,127
150,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	148,806
175,000		Lockheed Martin Corp	2.500	11/23/20	173,374
100,000		Lockheed Martin Corp	3.550	01/15/26	99,107
150,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	148,691
200,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	198,639
100,000		Mosaic Co	4.050	11/15/27	97,464
200,000		Parker-Hannifin Corp	3.250	03/01/27	195,407
175,000		Rockwell Collins, Inc	3.500	03/15/27	168,727
100,000	g	Stena AB	7.000	02/01/24	94,125
100,000		Textron, Inc	3.875	03/01/25	100,306
425,000		Timken Co	3.875	09/01/24	421,630
150,000		United Technologies Corp	3.750	11/01/46	135,012

		TOTAL CAPITAL GOODS			2,387,065

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
50,000		AECOM	5.875	10/15/24	52,313
40,000	g	Herc Rentals, Inc	7.750	06/01/24	43,300
100,000		RELX Capital, Inc	3.500	03/16/23	100,095
75,000		Republic Services, Inc	3.800	05/15/18	75,074
350,000		Republic Services, Inc	3.550	06/01/22	353,418
290,000		Republic Services, Inc	2.900	07/01/26	271,613
100,000	g	Staples, Inc	8.500	09/15/25	92,500
75,000		United Rentals North America, Inc	5.500	07/15/25	76,781
50,000		Waste Management, Inc	2.400	05/15/23	47,678
175,000		Waste Management, Inc	3.150	11/15/27	166,623
50,000		Waste Management, Inc	3.900	03/01/35	49,841
50,000		Waste Management, Inc	4.100	03/01/45	50,298

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,379,534

CONSUMER DURABLES & APPAREL - 0.1%
175,000		Newell Rubbermaid, Inc	4.200	04/01/26	173,348

		TOTAL CONSUMER DURABLES & APPAREL			173,348

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER SERVICES - 0.2%
$ 100,000		ADT Corp	6.250%	10/15/21	$104,250
100,000		Aramark Services, Inc	4.750	06/01/26	96,750
75,000	g	Scientific Games International, Inc	5.000	10/15/25	72,937
70,000		Speedway Motorsports, Inc	5.125	02/01/23	69,699

		TOTAL CONSUMER SERVICES			343,636

DIVERSIFIED FINANCIALS - 4.5%
200,000		American Express Co	2.500	08/01/22	192,858
225,000		American Express Co	3.400	02/27/23	224,494
50,000		American Express Credit Corp	2.700	03/03/22	48,913
50,000		Bank of New York Mellon Corp	5.450	05/15/19	51,489
125,000		Berkshire Hathaway, Inc	3.125	03/15/26	121,760
175,000		Capital One Financial Corp	3.300	10/30/24	168,968
100,000		Capital One Financial Corp	3.800	01/31/28	96,792
200,000	g	Credit Suisse Group AG.	2.997	12/14/23	193,835
200,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	200,307
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	146,420
125,000	g	EDP Finance BV	3.625	07/15/24	122,943
750,000		Ford Motor Credit Co LLC	2.597	11/04/19	743,952
325,000		Ford Motor Credit Co LLC	3.200	01/15/21	322,270
200,000		Ford Motor Credit Co LLC	3.339	03/28/22	196,695
250,000		Ford Motor Credit Co LLC	3.815	11/02/27	234,859
125,000		General Motors Financial Co, Inc	3.950	04/13/24	123,888
300,000		Goldman Sachs Group, Inc	3.500	01/23/25	294,139
125,000		Goldman Sachs Group, Inc	3.272	09/29/25	120,269
150,000		Goldman Sachs Group, Inc	3.691	06/05/28	145,323
100,000		Goldman Sachs Group, Inc	4.017	10/31/38	96,632
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	134,518
200,000	g	GrupoSura Finance S.A.	5.500	04/29/26	211,740
200,000	g	GTH Finance BV	7.250	04/26/23	217,540
100,000		Icahn Enterprises LP	6.250	02/01/22	101,750
250,000	g	ICICI Bank Ltd	3.800	12/14/27	233,351
100,000		International Lease Finance Corp	5.875	08/15/22	107,288
175,000		Jefferies Group LLC	4.150	01/23/30	163,020
100,000		Legg Mason, Inc	2.700	07/15/19	99,618
100,000		Legg Mason, Inc	3.950	07/15/24	100,257
175,000		Morgan Stanley	2.750	05/19/22	170,613
450,000		Morgan Stanley	3.125	07/27/26	425,581
150,000		Morgan Stanley	3.625	01/20/27	146,726
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	52,230
100,000		ORIX Corp	3.250	12/04/24	97,116
100,000	g	Quicken Loans, Inc	5.250	01/15/28	93,500
125,000		Raymond James Financial, Inc	4.950	07/15/46	134,934
350,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	326,149
125,000		TD Ameritrade Holding Corp	3.300	04/01/27	121,858
150,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	148,860
200,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	193,860
175,000		Unilever Capital Corp	2.900	05/05/27	165,396
1,125,000		Wells Fargo & Co	2.625	07/22/22	1,087,943
200,000		Wells Fargo & Co	3.069	01/24/23	196,608
225,000		Wells Fargo & Co	3.584	05/22/28	219,403

		TOTAL DIVERSIFIED FINANCIALS			8,796,665

ENERGY - 4.4%
200,000	g	Abu Dhabi Crude Oil Pipeline LLC	3.650	11/02/29	190,987
100,000		Anadarko Petroleum Corp	5.550	03/15/26	109,105
25,000		Anadarko Petroleum Corp	4.500	07/15/44	23,942
100,000		Andeavor Logistics LP	4.250	12/01/27	97,421
100,000		Andeavor Logistics LP	5.200	12/01/47	98,295
100,000	g	APT Pipelines Ltd	4.250	07/15/27	99,909
250,000		BP Capital Markets plc	1.375	05/10/18	249,690

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 300,000		BP Capital Markets plc	2.315%	02/13/20	$296,697
100,000		BP Capital Markets plc	2.520	09/19/22	97,061
125,000		BP Capital Markets plc	3.279	09/19/27	121,411
125,000		Cenovus Energy, Inc	5.400	06/15/47	125,615
10,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	11,062
100,000		Cimarex Energy Co	3.900	05/15/27	98,815
125,000		Concho Resources, Inc	3.750	10/01/27	122,139
75,000	g	Continental Resources, Inc	4.375	01/15/28	73,125
75,000		Devon Energy Corp	4.750	05/15/42	76,545
50,000		Ecopetrol S.A.	5.875	09/18/23	53,500
150,000		Energy Transfer Partners LP	4.750	01/15/26	151,581
100,000		Enterprise Products Operating LLC	3.700	02/15/26	99,036
75,000		Enterprise Products Operating LLC	4.450	02/15/43	74,522
50,000		Enterprise Products Operating LLC	4.850	03/15/44	52,280
100,000		Enterprise Products Operating LLC	4.250	02/15/48	97,285
17,000	†,g	EP Energy LLC	9.375	05/01/24	12,091
50,000		EQT Midstream Partners LP	4.125	12/01/26	47,962
75,000		Exterran Partners LP	6.000	10/01/22	74,437
200,000		Exxon Mobil Corp	2.222	03/01/21	197,133
125,000		Genesis Energy LP	6.250	05/15/26	119,063
100,000		Husky Energy, Inc	3.950	04/15/22	101,883
200,000	g	KazMunayGas National Co JSC	3.875	04/19/22	199,160
175,000		Kinder Morgan, Inc	4.300	03/01/28	174,282
125,000		Kinder Morgan, Inc	5.200	03/01/48	125,629
100,000		Magellan Midstream Partners LP	4.200	10/03/47	96,325
150,000		Marathon Oil Corp	2.700	06/01/20	147,763
25,000		Marathon Oil Corp	5.200	06/01/45	26,247
80,000		MPLX LP	4.000	02/15/25	79,462
100,000		MPLX LP	4.125	03/01/27	99,297
125,000		MPLX LP	4.000	03/15/28	123,166
125,000		MPLX LP	4.500	04/15/38	122,578
125,000		MPLX LP	4.700	04/15/48	122,349
52,000		Noble Energy, Inc	5.625	05/01/21	52,972
150,000		Noble Energy, Inc	3.850	01/15/28	147,381
150,000		Noble Energy, Inc	5.050	11/15/44	156,537
200,000		ONE Gas, Inc	2.070	02/01/19	198,478
100,000		ONE Gas, Inc	3.610	02/01/24	100,415
100,000		ONEOK, Inc	4.000	07/13/27	98,451
200,000	g	Peru LNG Srl	5.375	03/22/30	201,100
100,000		Petrobras Global Finance BV	6.125	01/17/22	106,850
50,000		Petrobras Global Finance BV	7.250	03/17/44	51,000
75,000		Petroleos Mexicanos	6.375	02/04/21	79,913
150,000		Petroleos Mexicanos	3.500	01/30/23	144,150
80,000		Petroleos Mexicanos	4.250	01/15/25	77,320
150,000		Petroleos Mexicanos	6.500	03/13/27	160,200
100,000	g	Petroleos Mexicanos	5.350	02/12/28	98,000
100,000	g	Petroleos Mexicanos	6.350	02/12/48	96,625
175,000		Phillips 66 Partners LP	3.550	10/01/26	166,430
100,000		Phillips 66 Partners LP	4.900	10/01/46	100,218
45,000		Pioneer Natural Resources Co	7.500	01/15/20	48,414
150,000		Pioneer Natural Resources Co	3.450	01/15/21	150,909
125,000		Pioneer Natural Resources Co	4.450	01/15/26	129,919
250,000	g	Reliance Industries Ltd	3.667	11/30/27	236,448
175,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	172,224
75,000		Shell International Finance BV	2.375	08/21/22	72,769
75,000		Shell International Finance BV	4.000	05/10/46	75,337
150,000		Spectra Energy Partners LP	4.500	03/15/45	145,313
200,000		Statoil ASA	2.450	01/17/23	193,666
125,000		Suncor Energy, Inc	4.000	11/15/47	122,332
125,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	118,336
50,000	g	Sunoco LP	4.875	01/15/23	48,188
10,000		Tesoro Logistics LP	6.375	05/01/24	10,625
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	118,337
40,000	g	USA Compression Partners LP	6.875	04/01/26	40,600

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		Vale Overseas Ltd	6.875%	11/21/36	$29,405
125,000		Valero Energy Partners LP	4.500	03/15/28	125,648
50,000		Western Gas Partners LP	4.650	07/01/26	50,590
100,000		Western Gas Partners LP	4.500	03/01/28	100,134
25,000	g	Whiting Petroleum Corp	6.625	01/15/26	25,188
75,000		Williams Partners LP	3.600	03/15/22	74,691
75,000		Williams Partners LP	4.900	01/15/45	73,833
150,000	g	YPF S.A.	6.950	07/21/27	150,615

		TOTAL ENERGY			8,638,411

FOOD & STAPLES RETAILING - 0.9%
100,000		Albertsons Cos LLC	6.625	06/15/24	89,625
175,000		CVS Health Corp	3.700	03/09/23	175,537
275,000		CVS Health Corp	2.875	06/01/26	253,254
350,000		CVS Health Corp	4.300	03/25/28	352,161
400,000		CVS Health Corp	4.780	03/25/38	404,741
140,000		Ingles Markets, Inc	5.750	06/15/23	139,958
100,000		Kroger Co	3.700	08/01/27	96,553
100,000		SYSCO Corp	3.250	07/15/27	95,544
100,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	94,433

		TOTAL FOOD & STAPLES RETAILING			1,701,806

FOOD, BEVERAGE & TOBACCO - 1.0%
250,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	248,000
150,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	150,033
375,000	h	Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	379,394
100,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	108,283
125,000	h	Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	129,069
250,000	g	BAT Capital Corp	3.557	08/15/27	239,086
150,000	g	Heineken NV	3.500	01/29/28	145,592
100,000	g	Heineken NV	4.350	03/29/47	101,821
125,000		PepsiCo, Inc	3.450	10/06/46	114,671
175,000	g	Pernod-Ricard S.A.	4.250	07/15/22	180,322
100,000		Tyson Foods, Inc	3.550	06/02/27	95,894

		TOTAL FOOD, BEVERAGE & TOBACCO			1,892,165

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
150,000		Anthem, Inc	3.650	12/01/27	144,918
250,000		Becton Dickinson and Co	3.700	06/06/27	241,207
200,000		Cardinal Health, Inc	3.410	06/15/27	188,239
100,000		Covidien International Finance S.A.	3.200	06/15/22	99,935
250,000		Express Scripts Holding Co	3.400	03/01/27	234,727
100,000		HCA, Inc	5.875	03/15/22	105,375
50,000		HCA, Inc	5.500	06/15/47	48,312
30,000		LifePoint Health, Inc	5.375	05/01/24	29,325
200,000		Medtronic, Inc	4.625	03/15/45	218,672
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	99,641
125,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	122,942
175,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	163,261
100,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	94,587
100,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	100,163
55,000		Zimmer Holdings, Inc	3.550	04/01/25	53,340

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,944,644

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
20,000		Ecolab, Inc	2.700	11/01/26	18,747

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			18,747

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 1.6%
$ 100,000		ACE INA Holdings, Inc	2.875%	11/03/22	$99,035
100,000		Allstate Corp	3.280	12/15/26	97,168
100,000		Allstate Corp	5.750	08/15/53	104,750
100,000		American Financial Group, Inc	3.500	08/15/26	95,768
90,000		American International Group, Inc	3.750	07/10/25	88,573
125,000		American International Group, Inc	3.900	04/01/26	123,643
175,000		Aon plc	3.500	06/14/24	173,838
200,000		Children’s Hospital Medic	4.268	05/15/44	212,483
100,000		CNA Financial Corp	3.950	05/15/24	100,999
100,000		CNA Financial Corp	3.450	08/15/27	94,961
100,000		Hartford Financial Services Group, Inc	4.300	04/15/43	99,458
100,000		Humana, Inc	3.950	03/15/27	99,565
100,000		Lincoln National Corp	3.800	03/01/28	99,050
100,000		Markel Corp	3.500	11/01/27	95,353
100,000		Markel Corp	4.300	11/01/47	97,538
100,000		MetLife, Inc	3.600	11/13/25	99,714
175,000		Prudential Financial, Inc	3.878	03/27/28	177,243
100,000	g	Prudential Funding LLC	6.750	09/15/23	114,417
25,000		Travelers Cos, Inc	5.800	05/15/18	25,093
100,000		Travelers Cos, Inc	4.000	05/30/47	99,580
125,000		Travelers Cos, Inc	4.050	03/07/48	125,933
150,000		UnitedHealth Group, Inc	2.950	10/15/27	142,490
100,000		UnitedHealth Group, Inc	3.750	10/15/47	94,010
500,000	g	Vitality Re IX Ltd	3.300	01/10/22	501,575
25,000		WR Berkley Corp	5.375	09/15/20	26,222

		TOTAL INSURANCE			3,088,459

MATERIALS - 1.8%
100,000		Agrium, Inc	4.125	03/15/35	97,413
200,000	g	Air Liquide Finance S.A.	1.750	09/27/21	190,747
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	35,813
100,000		Albemarle Corp	5.450	12/01/44	109,058
25,000		Barrick Gold Corp	3.850	04/01/22	25,554
25,000	g	Berry Global, Inc	4.500	02/15/26	23,656
40,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	46,224
50,000		Blue Cube Spinco, Inc	9.750	10/15/23	57,328
50,000		Blue Cube Spinco, Inc	10.000	10/15/25	58,750
225,000	g	Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	216,450
200,000	g	Cemex SAB de C.V.	7.750	04/16/26	220,340
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	208,191
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	194,258
100,000	g	CRH America Finance, Inc	3.400	05/09/27	95,729
55,000		Crown Americas LLC	4.500	01/15/23	54,588
40,000	g	Crown Americas LLC	4.750	02/01/26	38,700
50,000		Dow Chemical Co	4.375	11/15/42	49,695
200,000	g	Equate Petrochemical BV	3.000	03/03/22	193,083
200,000	g	Gerdau Trade, Inc	4.875	10/24/27	197,150
50,000	g	Glencore Funding LLC	4.000	03/27/27	48,237
100,000		International Paper Co	3.000	02/15/27	92,423
50,000		International Paper Co	4.350	08/15/48	47,350
200,000	g	Inversiones CMPC S.A.	4.375	04/04/27	199,232
100,000	g	James Hardie International Finance DAC	4.750	01/15/25	98,000
100,000	g	James Hardie International Finance DAC	5.000	01/15/28	97,000
200,000	g	Klabin Finance S.A.	4.875	09/19/27	192,250
75,000		LYB International Finance II BV	3.500	03/02/27	71,930
150,000		Newmont Mining Corp	4.875	03/15/42	157,496
25,000		Nucor Corp	4.000	08/01/23	25,868

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		Nucor Corp	5.200%	08/01/43	$28,808
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	82,800
70,000	g	Sealed Air Corp	5.250	04/01/23	71,925
100,000		Sherwin-Williams Co	3.450	06/01/27	95,580
25,000		Sherwin-Williams Co	4.500	06/01/47	24,841
50,000		Teck Resources Ltd	3.750	02/01/23	48,060
45,000	g	Univar, Inc	6.750	07/15/23	46,406

		TOTAL MATERIALS			3,540,933

MEDIA - 1.7%
500,000		21st Century Fox America, Inc	3.000	09/15/22	493,776
50,000		21st Century Fox America, Inc	6.900	08/15/39	67,122
100,000		AMC Entertainment, Inc	5.875	02/15/22	101,250
150,000		CBS Corp	2.300	08/15/19	148,771
100,000		CBS Corp	3.375	02/15/28	92,900
75,000		Charter Communications Operating LLC	3.579	07/23/20	75,202
75,000		Charter Communications Operating LLC	4.464	07/23/22	76,640
325,000		Charter Communications Operating LLC	4.908	07/23/25	331,947
100,000		Charter Communications Operating LLC	5.375	05/01/47	96,570
75,000		Cinemark USA, Inc	4.875	06/01/23	74,048
300,000		Comcast Corp	3.200	07/15/36	264,695
50,000		Comcast Corp	4.049	11/01/52	47,064
100,000		Discovery Communications LLC	2.950	03/20/23	96,329
100,000		Discovery Communications LLC	3.950	03/20/28	95,921
50,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	54,125
15,000	g	Tegna, Inc	4.875	09/15/21	15,113
80,000	g	Tegna, Inc	5.500	09/15/24	81,600
40,000	g	Meredith Corp	6.875	02/01/26	41,050
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	99,970
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	124,079
50,000	g	Nielsen Finance LLC	5.000	04/15/22	49,961
50,000		Outfront Media Capital LLC	5.250	02/15/22	50,875
50,000	g	Sirius XM Radio, Inc	5.375	07/15/26	49,375
75,000		Time Warner Cable, Inc	5.875	11/15/40	78,224
450,000		Time Warner, Inc	2.100	06/01/19	445,920
100,000		Time Warner, Inc	3.800	02/15/27	96,620
50,000		Viacom, Inc	3.450	10/04/26	47,233
50,000		Viacom, Inc	5.850	09/01/43	54,402

		TOTAL MEDIA			3,350,782

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
100,000		Abbott Laboratories	3.875	09/15/25	100,956
400,000		Abbott Laboratories	3.750	11/30/26	397,604
100,000		Abbott Laboratories	5.300	05/27/40	112,119
300,000		AbbVie, Inc	3.200	05/14/26	285,361
125,000		AbbVie, Inc	4.400	11/06/42	123,128
350,000		Actavis Funding SCS	3.800	03/15/25	343,793
100,000		Actavis Funding SCS	4.550	03/15/35	97,772
100,000		Amgen, Inc	1.850	08/19/21	95,799
150,000		Amgen, Inc	2.600	08/19/26	136,869
100,000		AstraZeneca plc	3.125	06/12/27	95,735
75,000		Celgene Corp	3.625	05/15/24	74,018
275,000		Celgene Corp	3.450	11/15/27	260,499
100,000		Celgene Corp	3.900	02/20/28	97,923
150,000		Gilead Sciences, Inc	2.950	03/01/27	141,822
75,000		Gilead Sciences, Inc	4.150	03/01/47	73,303
150,000		Johnson & Johnson	2.900	01/15/28	144,061
100,000		Johnson & Johnson	3.400	01/15/38	96,003
100,000		Mylan NV	3.750	12/15/20	100,666
25,000		Mylan NV	3.950	06/15/26	24,233

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000	g,h	Mylan, Inc	4.550%	04/15/28	$99,823
175,000		Novartis Capital Corp	3.000	11/20/25	170,623
150,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	120,339

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,192,449

REAL ESTATE - 2.4%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	97,796
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	97,593
200,000		American Tower Corp	3.300	02/15/21	199,919
50,000		American Tower Corp	3.375	10/15/26	47,002
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	149,864
100,000		Brandywine Operating Partnership LP	3.950	11/15/27	96,936
100,000		Brixmor Operating Partnership LP	3.875	08/15/22	100,408
100,000		Brixmor Operating Partnership LP	3.650	06/15/24	97,420
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	195,262
100,000		Brixmor Operating Partnership LP	4.125	06/15/26	98,016
35,000		Camden Property Trust	4.625	06/15/21	36,447
100,000		Camden Property Trust	2.950	12/15/22	98,331
110,000		Crown Castle International Corp	4.875	04/15/22	115,538
50,000		Crown Castle International Corp	3.200	09/01/24	47,919
75,000		Crown Castle International Corp	3.650	09/01/27	71,413
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	102,718
87,000		DDR Corp	3.625	02/01/25	83,288
75,000		DDR Corp	4.250	02/01/26	74,490
100,000		DDR Corp	4.700	06/01/27	101,819
100,000		Digital Realty Trust LP	3.700	08/15/27	96,298
100,000		Duke Realty LP	3.250	06/30/26	95,822
100,000		Equity One, Inc	3.750	11/15/22	100,662
75,000		Essex Portfolio LP	3.375	01/15/23	74,281
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	100,150
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	172,412
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	99,834
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	119,046
100,000		Highwoods Realty LP	3.875	03/01/27	97,230
100,000		Highwoods Realty LP	4.125	03/15/28	99,377
100,000		Host Hotels & Resorts LP	4.500	02/01/26	101,181
50,000		Kimco Realty Corp	3.800	04/01/27	48,106
100,000		Liberty Property LP	3.250	10/01/26	95,111
100,000		Mid-America Apartments LP	4.300	10/15/23	103,655
125,000		Mid-America Apartments LP	3.750	06/15/24	124,030
100,000		Mid-America Apartments LP	3.600	06/01/27	96,722
50,000		National Retail Properties, Inc	3.800	10/15/22	50,224
100,000		National Retail Properties, Inc	3.300	04/15/23	98,738
100,000		National Retail Properties, Inc	4.000	11/15/25	99,318
100,000		Realty Income Corp	3.650	01/15/28	96,995
150,000		Regency Centers LP	3.900	11/01/25	149,095
200,000		Regency Centers LP	3.600	02/01/27	191,583
125,000		Ventas Realty LP	4.000	03/01/28	122,979
50,000		Weingarten Realty Investors	3.375	10/15/22	49,778
100,000		Weingarten Realty Investors	3.500	04/15/23	99,242
100,000		Weingarten Realty Investors	4.450	01/15/24	103,387
100,000		Weingarten Realty Investors	3.850	06/01/25	99,238
100,000		Weingarten Realty Investors	3.250	08/15/26	94,895
25,000		Welltower, Inc	4.000	06/01/25	24,966

		TOTAL REAL ESTATE			4,816,534

RETAILING - 1.2%
25,000		Asbury Automotive Group, Inc	6.000	12/15/24	25,438
50,000		AutoNation, Inc	3.800	11/15/27	47,829
300,000		AutoZone, Inc	2.500	04/15/21	293,960
125,000		Enable Midstream Partners LP	4.400	03/15/27	122,259

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		Home Depot, Inc	2.000%	04/01/21	$195,080
150,000		Home Depot, Inc	3.350	09/15/25	149,319
100,000		Home Depot, Inc	3.000	04/01/26	97,144
100,000		Home Depot, Inc	3.500	09/15/56	89,098
75,000		L Brands, Inc	6.875	11/01/35	72,750
75,000		L Brands, Inc	6.750	07/01/36	72,000
70,000		Men’s Wearhouse, Inc	7.000	07/01/22	71,925
550,000		O’Reilly Automotive, Inc	3.550	03/15/26	537,580
125,000		O’Reilly Automotive, Inc	3.600	09/01/27	121,035
100,000	†,g	PetSmart, Inc	7.125	03/15/23	56,750
125,000	g	Rolls-Royce plc	2.375	10/14/20	123,034
100,000	g	Rolls-Royce plc	3.625	10/14/25	100,346
100,000		Target Corp	2.500	04/15/26	92,856
125,000		Target Corp	3.625	04/15/46	113,269

		TOTAL RETAILING			2,381,672

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
300,000		Intel Corp	3.150	05/11/27	293,230
25,000	g	Intel Corp	3.734	12/08/47	24,297
100,000		Maxim Integrated Products, Inc	3.450	06/15/27	96,607
100,000		Texas Instruments, Inc	2.625	05/15/24	96,416

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			510,550

SOFTWARE & SERVICES - 0.9%
100,000		Activision Blizzard Inc	2.300	09/15/21	96,618
100,000		Activision Blizzard Inc	3.400	09/15/26	97,670
575,000		Microsoft Corp	2.400	08/08/26	535,063
100,000		Microsoft Corp	4.100	02/06/37	105,579
110,000		Microsoft Corp	3.700	08/08/46	108,325
100,000		NCR Corp	5.875	12/15/21	101,750
15,000	g	Open Text Corp	5.625	01/15/23	15,544
50,000	g	Open Text Corp	5.875	06/01/26	51,422
125,000		Oracle Corp	2.500	05/15/22	122,509
275,000		Oracle Corp	2.650	07/15/26	256,962
100,000		Oracle Corp	3.800	11/15/37	98,735
125,000		Oracle Corp	4.000	11/15/47	123,383

		TOTAL SOFTWARE & SERVICES			1,713,560

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
200,000		Amphenol Corp	3.125	09/15/21	199,251
250,000		Apple, Inc	3.200	05/11/27	244,115
500,000		Apple, Inc	3.000	11/13/27	478,528
75,000		Broadcom Corp	3.875	01/15/27	72,875
50,000		Broadcom Corp	3.500	01/15/28	46,965
250,000		Cisco Systems, Inc	1.850	09/20/21	241,060
75,000	g	CommScope, Inc	5.000	06/15/21	76,031
75,000	g	CommScope, Inc	5.500	06/15/24	76,594
100,000		Corning, Inc	4.375	11/15/57	91,904
225,000	g	Dell International LLC	4.420	06/15/21	230,756
100,000	g	Dell International LLC	6.020	06/15/26	107,632
100,000		Motorola Solutions, Inc	4.600	02/23/28	100,591
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	99,744
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	151,239
100,000		Tyco Electronics Group S.A.	3700	02/15/26	101,410
175,000		Western Digital Corp	4.750	02/15/26	174,615

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,493,310

TELECOMMUNICATION SERVICES - 1.9%
125,000		AT&T, Inc	3.400	05/15/25	120,378
250,000		AT&T, Inc	3.900	08/14/27	251,553
164,000	g	AT&T, Inc	4.100	02/15/28	162,725
150,000	g	AT&T, Inc	4.300	02/15/30	149,255

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		AT&T, Inc	4.500%	05/15/35	$146,758
375,000		AT&T, Inc	4.900	08/14/37	377,769
100,000		AT&T, Inc	4.750	05/15/46	96,960
125,000	g	AT&T, Inc	5.150	11/15/46	127,541
250,000		AT&T, Inc	5.150	02/14/50	252,081
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	141,298
50,000		France Telecom S.A.	5.375	01/13/42	57,374
250,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	252,226
100,000		Telefonica Emisiones SAU	4.103	03/08/27	99,833
50,000		T-Mobile USA, Inc	6.375	03/01/25	52,250
75,000		T-Mobile USA, Inc	4.500	02/01/26	72,000
675,000		Verizon Communications, Inc	3.450	03/15/21	681,674
400,000		Verizon Communications, Inc	4.150	03/15/24	410,381
258,000		Verizon Communications, Inc	4.272	01/15/36	246,640
100,000		Verizon Communications, Inc	4.125	08/15/46	89,838

		TOTAL TELECOMMUNICATION SERVICES			3,788,534

TRANSPORTATION - 1.1%
165,000	g	Asciano Finance Ltd	5.000	04/07/18	165,036
125,000		Burlington Northern Santa Fe LLC	4.050	06/15/48	125,553
225,000		Canadian Pacific Railway Co	2.900	02/01/25	216,175
100,000		CSX Corp	3.800	11/01/46	91,770
100,000		CSX Corp	4.300	03/01/48	99,258
200,000		Delta Air Lines, Inc	3.625	03/15/22	199,698
100,000		FedEx Corp	4.100	02/01/45	94,490
100,000		FedEx Corp	4.050	02/15/48	93,715
400,000		Kansas City Southern	2.350	05/15/20	394,626
100,000	g	Norfolk Southern Corp	4.050	08/15/52	96,307
175,000		Northrop Grumman Corp	3.250	01/15/28	166,923
100,000		Northrop Grumman Corp	4.030	10/15/47	95,820
250,000	g	TTX Co	3.600	01/15/25	249,497

		TOTAL TRANSPORTATION			2,088,868

UTILITIES - 3.6%
100,000		AEP Transmission Co LLC	3.100	12/01/26	96,430
100,000		AEP Transmission Co LLC	4.000	12/01/46	99,806
50,000		AES Corp	4.875	05/15/23	50,875
200,000		AGL Capital Corp	3.875	11/15/25	200,200
100,000		Alabama Power Co	4.150	08/15/44	103,771
100,000		American Water Capital Corp	3.000	12/01/26	95,406
100,000		American Water Capital Corp	4.000	12/01/46	100,326
150,000		American Water Capital Corp	3.750	09/01/47	143,200
75,000		Atmos Energy Corp	8.500	03/15/19	78,952
125,000		Baltimore Gas & Electric Co	3.750	08/15/47	120,036
50,000	g	Berkshire Hathaway Energy Co	3.250	04/15/28	48,219
200,000		Black Hills Corp	4.250	11/30/23	206,151
100,000		Black Hills Corp	3.150	01/15/27	94,071
75,000	g	Calpine Corp	5.250	06/01/26	72,375
200,000		Carolina Power & Light Co	5.300	01/15/19	203,565
100,000		CMS Energy Corp	3.600	11/15/25	98,883
25,000		Connecticut Light & Power Co	5.500	02/01/19	25,588
150,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	146,655
100,000		Consolidated Edison, Inc	2.000	05/15/21	96,555
100,000		DTE Electric Co	3.750	08/15/47	97,669
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	15,402
100,000		Duke Energy Corp	1.800	09/01/21	95,166
150,000		Duke Energy Corp	2.650	09/01/26	136,808
100,000		Entergy Corp	2.950	09/01/26	93,013
175,000		Exelon Generation Co LLC	3.400	03/15/22	175,095
150,000		Fortis, Inc	3.055	10/04/26	138,923
50,000		Indiana Michigan Power Co	7.000	03/15/19	51,880
100,000		Indiana Michigan Power Co	3.750	07/01/47	94,246

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		Integrys Energy Group, Inc	4.170%	11/01/20	$25,632
100,000		Interstate Power & Light Co	3.700	09/15/46	94,837
200,000	g	Israel Electric Corp Ltd	4.250	08/14/28	196,128
100,000		LG&E and KU Energy LLC	3.750	11/15/20	101,404
200,000	g	Listrindo Capital BV	4.950	09/14/26	189,000
125,000		MidAmerican Energy Co	3.650	08/01/48	119,963
200,000	g	Minejesa Capital BV	4.625	08/10/30	193,042
250,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	242,782
175,000		NiSource Finance Corp	3.490	05/15/27	169,111
50,000		NiSource Finance Corp	3.950	03/30/48	46,898
100,000		Northeast Utilities	1.450	05/01/18	99,914
125,000		Northern States Power Co	3.600	09/15/47	119,011
100,000		NRG Energy, Inc	6.250	05/01/24	103,000
50,000	g	NRG Energy, Inc	5.750	01/15/28	48,875
125,000		Ohio Power Co	4.150	04/01/48	127,152
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	124,088
100,000		Pacific Gas & Electric Co	3.750	08/15/42	89,297
125,000		Pacific Gas & Electric Co	4.250	03/15/46	120,718
300,000		PPL Capital Funding, Inc	4.200	06/15/22	308,957
250,000		PPL Electric Utilities Corp	3.000	09/15/21	249,459
50,000		Progress Energy, Inc	7.050	03/15/19	51,886
80,000		Public Service Co of Colorado	4.750	08/15/41	88,560
100,000		Public Service Co of Oklahoma	5.150	12/01/19	103,411
100,000		Public Service Electric & Gas Co	3.600	12/01/47	95,493
125,000		Sempra Energy	2.875	10/01/22	122,204
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	94,701
150,000		Southern Power Co	2.500	12/15/21	145,958
150,000		Southern Power Co	4.150	12/01/25	154,020
150,000		Southwest Gas Corp	3.700	04/01/28	150,986
55,000		Virginia Electric & Power Co	2.950	01/15/22	54,578
125,000		Virginia Electric & Power Co	3.500	03/15/27	123,365
100,000		Virginia Electric & Power Co	3.800	09/15/47	96,406
100,000		Xcel Energy, Inc	3.350	12/01/26	96,971
35,000		Xcel Energy, Inc	4.800	09/15/41	38,517

		TOTAL UTILITIES			7,165,590

		TOTAL CORPORATE BONDS			80,484,758

		(Cost $81,618,469)
GOVERNMENT BONDS - 40.8%

AGENCY SECURITIES - 0.2%
400,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	398,417

		TOTAL AGENCY SECURITIES			398,417

FOREIGN GOVERNMENT BONDS - 5.0%
200,000		Argentina Republic Government International Bond	5.625	01/26/22	202,900
200,000		Argentina Republic Government International Bond	5.875	01/11/28	188,100
200,000	g	Bermuda Government International Bond	3.717	01/25/27	195,000
BRL 350,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	111,396
$ 200,000		Brazilian Government International Bond	5.625	02/21/47	193,900
150,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	147,479
200,000		Colombia Government International Bond	2.625	03/15/23	191,200
200,000		Colombia Government International Bond	5.000	06/15/45	202,750
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	208,400
225,000	g	Ecuador Government International Bond	9.650	12/13/26	237,375
200,000	g	Egypt Government International Bond	5.577	02/21/23	202,966

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 125,000	g	El Salvador Government International Bond		8.625%	02/28/29	$143,437
100,000		European Investment Bank		4.875	02/15/36	124,732
200,000	g	Export Credit Bank of Turkey		5.375	10/24/23	196,792
200,000	g	Export-Import Bank of India		3.875	02/01/28	194,186
250,000	g	Guatemala Government International Bond		4.500	05/03/26	247,250
300,000	g	Guatemala Government International Bond		4.375	06/05/27	291,750
EUR 170,000	g	Hellenic Republic Government Bond		3.375	02/15/25	202,902
$ 200,000		Indonesia Government International Bond		3.500	01/11/28	191,568
300,000		Israel Government International Bond		3.250	01/17/28	292,239
225,000		Israel Government International Bond		4.125	01/17/48	216,333
189,000	g	Ivory Coast Government International Bond (Step Bond)		5.750	12/31/32	181,095
150,000		Jamaica Government International Bond		8.000	03/15/39	179,250
200,000		Japan Bank for International Cooperation		2.375	04/20/26	189,341
250,000	g	Korea Housing Finance Corp		2.000	10/11/21	238,796
350,000	g	Kuwait International Government Bond		2.750	03/20/22	343,153
100,000		Mexico Government International Bond		4.000	10/02/23	102,400
250,000		Mexico Government International Bond		4.150	03/28/27	252,750
200,000		Mexico Government International Bond		4.750	03/08/44	194,500
200,000	g	Nigeria Government International Bond		6.500	11/28/27	202,726
100,000	g	Nigeria Government International Bond		7.143	02/23/30	103,842
200,000		Panama Government International Bond		4.500	05/15/47	203,000
200,000	g	Paraguay Government International Bond		5.600	03/13/48	203,500
200,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	197,260
200,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	201,500
125,000		Peruvian Government International Bond		5.625	11/18/50	150,312
150,000	g	Provincia de Buenos Aires		7.875	06/15/27	155,625
200,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	213,000
250,000		Republic of South Africa Government International Bond		4.850	09/27/27	246,683
775,000	g	Saudi Government International Bond		2.875	03/04/23	746,032
200,000	g	Senegal Government International Bond		6.250	05/23/33	197,206
200,000	g	Senegal Government International Bond		6.750	03/13/48	196,015
200,000	g	Sri Lanka Government International Bond		5.750	01/18/22	202,328
250,000	g	Ukraine Government International Bond		7.375	09/25/32	241,077
UYU 2,765,000	g	Uruguay Government International Bond		9.875	06/20/22	99,050
$ 125,000		Uruguay Government International Bond		4.375	10/27/27	128,713
70,000		Uruguay Government International Bond		5.100	06/18/50	71,750
200,000	g	Zambia Government International Bond		8.500	04/14/24	208,967

		TOTAL FOREIGN GOVERNMENT BONDS				9,832,526

MORTGAGE BACKED - 14.4%
236,344		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	240,647
88,457		FHLMC		3.500	09/15/44	89,278
792,654		FHLMC		3.500	11/15/44	799,773
477,102		FHLMC		3.500	01/15/45	481,908
108,627	i	FHLMC	LIBOR 1 M + 0.350%	2.127	11/15/47	108,683
53,473	i	FHLMC	LIBOR 1 M + 0.300%	2.077	02/15/48	53,276
1,501		Federal Home Loan Mortgage Corp Gold (FGLMC)		6.000	03/01/33	1,667
88,848		FGLMC		6.000	11/01/33	100,920
8,597		FGLMC		6.000	09/01/34	9,608
25,155		FGLMC		6.000	08/01/37	28,359
6,041		FGLMC		6.500	09/01/37	6,802
4,784		FGLMC		6.500	11/01/37	5,388
19,435		FGLMC		5.000	04/01/38	21,018
1,642		FGLMC		6.500	05/01/38	1,849
4,497		FGLMC		5.500	01/01/39	4,875
15,575		FGLMC		5.000	07/01/39	16,789
22,873		FGLMC		5.000	01/01/40	24,658

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 356,472		FGLMC		3.500%	04/01/45	$358,592
1,402,582		FGLMC		3.500	10/01/45	1,410,489
461,792		FGLMC		4.000	12/01/45	477,504
582,484		FGLMC		3.500	08/01/46	587,031
149,149		FGLMC		3.000	01/01/47	145,403
569,100		FGLMC		3.000	02/01/47	555,050
603,250		FGLMC		4.000	09/01/47	627,623
36,393		Federal National Mortgage Association (FNMA)		6.000	08/01/21	37,873
1,241		FNMA		5.500	09/01/24	1,347
104,533		FNMA		3.500	01/01/26	106,656
232,233		FNMA		3.500	06/01/32	237,178
909,957		FNMA		3.500	07/01/32	928,362
9,105		FNMA		6.500	07/01/32	10,202
217,447		FNMA		5.500	03/01/34	238,829
19,000		FNMA		6.500	02/01/35	21,201
173,987		FNMA		5.000	05/01/35	187,808
7,465		FNMA		7.500	07/01/35	7,502
237,778		FNMA		5.000	02/01/36	256,648
2,572		FNMA		6.500	09/01/36	2,870
12,166		FNMA		7.000	02/01/37	13,184
17,683		FNMA		7.000	04/01/37	19,992
1,280		FNMA		6.500	08/01/37	1,428
2,150		FNMA		7.000	11/01/37	2,297
1,110		FNMA		6.500	02/01/38	1,239
224		FNMA		6.500	03/01/38	250
58,114		FNMA		6.500	07/01/39	65,801
208,151		FNMA		4.500	09/01/39	221,344
170,353		FNMA		4.500	10/01/39	181,150
63,801		FNMA		5.000	03/01/40	69,142
664,091		FNMA		5.500	07/01/40	729,589
291,051		FNMA		6.000	10/01/40	326,707
133,865		FNMA		5.000	02/01/41	146,021
110,008		FNMA		5.000	07/01/41	118,916
483,778		FNMA		4.500	08/01/42	511,910
470,875		FNMA		4.500	10/01/43	498,425
78,465		FNMA		4.500	03/01/44	83,322
387,547		FNMA		4.500	10/01/44	412,274
733,721		FNMA		4.500	11/01/44	780,550
490,382		FNMA		3.000	02/25/45	488,978
83,081		FNMA		3.000	02/25/45	82,577
1,561,324		FNMA		3.000	12/25/45	1,539,433
858,668		FNMA		3.500	01/01/46	863,018
564,936		FNMA		4.000	01/01/46	583,914
949,089		FNMA		3.500	12/01/46	951,675
642,192		FNMA		3.500	01/01/47	643,843
576,320		FNMA		4.500	11/01/47	604,548
116,854	i	FNMA	LIBOR 1 M + 0.300%	2.172	02/25/48	116,597
1,203,883		FNMA		3.000	02/25/48	1,185,683
248,433	i	FNMA	LIBOR 1 M + 0.300%	2.172	03/25/48	248,069
4,058,657	h	FNMA		4.000	04/01/48	4,168,797
7,288		Government National Mortgage Association (GNMA)		5.000	03/15/34	7,680
68,817		GNMA		5.000	06/15/34	72,717
6,811		GNMA		5.000	04/15/38	7,316
3,803		GNMA		6.000	08/15/38	4,231
3,442		GNMA		6.000	08/20/38	3,871
19,072		GNMA		4.500	04/15/40	20,169
602,834		GNMA		3.000	12/20/47	593,074
1,105,874		GNMA		3.500	12/20/47	1,117,060
1,501,463		GNMA		3.000	01/20/48	1,477,174
1,134,436		GNMA		3.500	01/20/48	1,145,889

		TOTAL MORTGAGE BACKED				28,303,520

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

MUNICIPAL BONDS - 0.5%
$ 100,000		Commonwealth Financing Authority		3.864%	06/01/38	$100,478
1,000,000		State of Illinois		5.100	06/01/33	937,330

		TOTAL MUNICIPAL BONDS				1,037,808

U.S. TREASURY SECURITIES - 20.7%
1,000,000		United States Treasury Bond		3.125	11/15/41	1,031,131
2,935,700		United States Treasury Bond		3.000	11/15/45	2,945,965
290,000		United States Treasury Bond		2.500	05/15/46	263,136
1,865,000		United States Treasury Bond		2.875	11/15/46	1,825,058
765,000		United States Treasury Bond		3.000	05/15/47	767,078
30,000		United States Treasury Bond		2.750	11/15/47	28,616
300,000		United States Treasury Bond		3.000	02/15/48	301,056
1,000,000		United States Treasury Note		0.750	04/15/18	999,702
2,000,000		United States Treasury Note		0.625	04/30/18	1,998,503
1,000,000		United States Treasury Note		1.000	05/15/18	999,198
1,500,000		United States Treasury Note		0.875	05/31/18	1,497,963
1,750,000		United States Treasury Note		0.625	06/30/18	1,744,912
1,850,000		United States Treasury Note		0.750	08/31/18	1,841,328
1,000,000		United States Treasury Note		0.750	09/30/18	994,180
255,000		United States Treasury Note		1.250	12/31/18	253,456
900,000		United States Treasury Note		1.125	01/31/19	892,828
75,000		United States Treasury Note		1.125	02/28/19	74,338
170,000		United States Treasury Note		1.250	04/30/19	168,340
360,000		United States Treasury Note		1.250	05/31/19	356,184
220,000		United States Treasury Note		1.375	07/31/19	217,596
435,000		United States Treasury Note		0.875	09/15/19	426,502
8,000		United States Treasury Note		1.375	09/30/19	7,897
45,000		United States Treasury Note		1.500	10/31/19	44,469
70,000		United States Treasury Note		1.750	11/30/19	69,418
220,000		United States Treasury Note		2.000	01/31/20	218,930
785,000		United States Treasury Note		1.625	03/15/20	774,880
2,000,000		United States Treasury Note		1.500	05/15/20	1,966,065
2,125,000		United States Treasury Note		2.375	03/15/21	2,123,710
2,158,000		United States Treasury Note		1.375	05/31/21	2,088,307
175,000		United States Treasury Note		2.000	11/30/22	170,761
1,205,000		United States Treasury Note		2.375	01/31/23	1,194,705
200,000		United States Treasury Note		2.625	02/28/23	200,539
675,000		United States Treasury Note		1.625	05/31/23	643,503
2,070,000		United States Treasury Note		2.250	12/31/23	2,027,674
3,605,000		United States Treasury Note		2.125	03/31/24	3,499,645
300,000		United States Treasury Note		2.000	04/30/24	288,899
1,000,000		United States Treasury Note		2.125	07/31/24	968,324
1,830,000		United States Treasury Note		2.125	09/30/24	1,769,792
250,000		United States Treasury Note		2.250	10/31/24	243,472
2,693,000		United States Treasury Note		2.750	02/15/28	2,692,341

		TOTAL U.S. TREASURY SECURITIES				40,620,401

		TOTAL GOVERNMENT BONDS				80,192,672

		(Cost $81,004,667)
STRUCTURED ASSETS - 14.6%

ASSET BACKED - 7.5%
35,225	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	2.607	08/25/35	35,259
		Series - 2005 HE5 (Class M2)
500,000		American Express Credit Account Master Trust		2.350	05/15/25	489,158
		Series - 2017 7 (Class A)
200,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	200,994
		Series - 2015 3 (Class D)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970%	03/20/24	$490,612
		Series - 2017 2A (Class A)
1,000,000	g	Capital Automotive REIT		3.660	10/15/44	988,789
		Series - 2014 1A (Class A)
495,417	g	Capital Automotive REIT		3.870	04/15/47	493,586
		Series - 2017 1A (Class A1)
500,000		Capital One Multi-Asset Execution Trust		2.290	07/15/25	487,128
		Series - 2017 A6 (Class A6)
500,000		CarMax Auto Owner Trust		2.330	05/15/23	491,838
		Series - 2017 4 (Class A4)
144,702	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.004	04/07/52	6,034
		Series - 2007 1A (Class A2)
13,271		Centex Home Equity		5.540	01/25/32	13,453
		Series - 2002 A (Class AF6)
500,000		CNH Equipment Trust		2.360	11/15/24	488,694
		Series - 2017 C (Class A4)
498,750	g	DB Master Finance LLC		3.629	11/20/47	496,511
		Series - 2017 1A (Class A2I)
638,625	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	637,514
		Series - 2015 1A (Class A2I)
491,250	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	511,038
		Series - 2015 1A (Class A2II)
497,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	487,018
		Series - 2017 1A (Class A2II)
500,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	485,947
		Series - 2017 2 (Class A)
500,000		Ford Credit Auto Owner Trust		319.000	07/15/31	498,286
500,000		Ford Credit Floorplan Master Owner Trust		2.160	09/15/22	492,945
		Series - 2017 2 (Class A1)
500,000		Ford Credit Floorplan Master Owner Trust		2.480	09/15/24	491,098
		Series - 2017 3 (Class A)
145,000	g,i	FREMF Mortgage Trust		3.591	04/25/48	143,707
		Series - 2015 K45 (Class B)
500,000	g	GM Financial Consumer Automobile Receivables Trust		2.130	03/16/23	488,364
		Series - 2017 3A (Class A4)
242,111	g	HERO Funding Trust		3.190	09/20/48	238,674
		Series - 2017 3A (Class A1)
242,111	g	HERO Funding Trust		3.950	09/20/48	245,347
		Series - 2017 3A (Class A2)
500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	494,628
		Series - 2018 1A (Class A)
919,163	g	MVW Owner Trust		2.420	12/20/34	898,202
		Series - 2017 1A (Class A)
500,000		Nissan Auto Lease Trust		2.050	09/15/20	495,428
		Series - 2017 B (Class A3)
57,556	g,i	Orange Lake Timeshare Trust Series - 2014 AA (Class B)		3.030	07/09/29	56,604
58,512	i	Residential Funding Mortgage Securities II, Inc		6.560	02/25/36	60,753
		Series - 2006 HI1 (Class M2)
500,000	g	Santander Retail Auto Lease Trust		2.370	01/20/22	494,285
		Series - 2017 A (Class A4)
215,815	g	SLM Student Loan Trust		3.830	01/17/45	217,438
		Series - 2012 A (Class A2)
500,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	491,835
		Series - 2017 F (Class A2FX)
161,381	†,g	SolarCity LMC		4.020	07/20/44	151,856
		Series - 2014 2 (Class A)
235,697	g	SpringCastle America Funding LLC		3.050	04/25/29	235,386
		Series - 2016 AA (Class A)
500,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	489,928
		Series - 2017 2 (Class A)
740,625	g	Taco Bell Funding LLC		3.832	05/25/46	744,750
		Series - 2016 1A (Class A2I)
42,140	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	41,461
		Series - 2006 N1 (Class N1)
498,750	g	Wendys Funding LLC		3.573	03/15/48	492,685
		Series - 2018 1A (Class A2I)

		TOTAL ASSET BACKED				14,767,233

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 7.1%
$ 61,005	g	Banc of America Commercial Mortgage Trust		5.416%	01/15/49	$61,795
		Series - 2007 1 (Class AM)
165,000	g,i	Banc of America Commercial Mortgage Trust		5.901	02/10/51	166,691
		Series - 2007 4 (Class E)
129,215	g,i	Banc of America Commercial Mortgage Trust		5.901	02/10/51	129,774
		Series - 2007 4 (Class D)
200,000	g	BBCMS Trust		4.197	08/10/35	210,684
		Series - 2015 SRCH (Class A2)
71,939	i	CHL Mortgage Pass-Through Trust		3.520	02/20/35	72,640
		Series - 2004 HYB9 (Class 1A1)
500,000		Citigroup Commercial Mortgage Trust		3.576	04/10/49	486,731
		Series - 2016 GC37 (Class AS)
258,970	g,i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.180%	1.801	05/25/37	258,190
		Series - 2015 8 (Class 1A1)
832,553	i	COBALT CMBS Commercial Mortgage Trust		5.812	05/15/46	848,684
		Series - 2007 C3 (Class AJ)
634,491	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.322	01/25/29	639,559
		Series - 2016 C04 (Class 1M1)
858,518	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.172	04/25/29	865,976
		Series - 2016 C06 (Class 1M1)
493,661		Connecticut Avenue Securities		2.472	07/25/30	493,482
		Series - 2018 C01 (Class 1M1)
1,000,000		DBJPM Mortgage Trust		2.890	09/10/49	953,825
		Series - 2016 C3 (Class A5)
1,300,000	g,i	DBUBS Mortgage Trust		5.565	07/10/44	1,341,976
		Series - 2011 LC2A (Class D)
175,000	g,i	DBUBS Mortgage Trust		5.699	11/10/46	184,636
		Series - 2011 LC1A (Class C)
1,000,000		GS Mortgage Securities Corp II		3.992	03/10/51	1,035,850
		Series - 2018 GS9 (Class A4)
364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.674	02/15/46	372,409
		Series - 2011 C3 (Class D)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.541	07/15/46	104,716
		Series - 2011 C4 (Class C)
400,000		JP Morgan Chase Commercial Mortgage Securities Trust		3.744	07/15/50	400,047
		Series - 2017 JP6 (Class AS)
41,849	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	41,874
		Series - 2007 C1 (Class D)
252,659	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	252,447
		Series - 2007 C6 (Class AM)
231,119	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.374	07/25/47	231,769
		Series - 2015 A (Class A)
300,879	i	Morgan Stanley Capital I Trust		5.389	11/12/41	300,960
		Series - 2006 HQ10 (Class AJ)
334,694	i	Morgan Stanley Capital I Trust		5.994	06/11/49	339,780
		Series - 2007 IQ15 (Class AJ)
222,854	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.072	09/25/24	230,058
		Series - 2014 HQ2 (Class M2)
66,571	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.072	03/25/25	67,072
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.672	03/25/25	269,865
		Series - 2015 HQ1 (Class M3)
249,269	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	3.822	05/25/25	255,910
		Series - 2015 HQ2 (Class M2)
969,164	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.622	03/25/30	971,960
		Series - 2017 DNA3 (Class M1)
880,226	i	Wachovia Bank Commercial Mortgage Trust		6.133	05/15/46	891,229
		Series - 2007 C34 (Class AJ)
72,000	i	Wachovia Bank Commercial Mortgage Trust		6.208	05/15/46	73,440
		Series - 2007 C34 (Class C)
35,786	i	Wachovia Bank Commercial Mortgage Trust		6.011	02/15/51	36,698
		Series - 2007 C33 (Class AM)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 490,000		Wells Fargo Commercial Mortgage Trust	3.406%	05/15/48	$483,905
		Series - 2015 NXS1 (Class AS)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	52,049
		Series - 2010 C1 (Class B)
645,000	i	WFRBS Commercial Mortgage Trust	4.387	12/15/46	673,635
		Series - 2013 C18 (Class AS)

		TOTAL OTHER MORTGAGE BACKED			13,800,316

		TOTAL STRUCTURED ASSETS			28,567,549

		(Cost $28,816,000)
		TOTAL BONDS			189,244,979

		(Cost $191,439,136)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	31,723
17,265	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	99,274

		TOTAL BANKS			130,997

		TOTAL PREFERRED STOCKS			130,997

		(Cost $569,550)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.9%
1,850,000		Federal Home Loan Bank (FHLB)	1.400	04/02/18	1,850,000

		TOTAL GOVERNMENT AGENCY DEBT			1,850,000

		TOTAL SHORT-TERM INVESTMENTS			1,850,000

		(Cost $1,849,928)
		TOTAL INVESTMENTS - 98.2%			192,583,493
		(Cost $195,207,734)
		OTHER ASSETS & LIABILITIES, NET - 1.8%			3,480,783

		NET ASSETS - 100.0%			$196,064,276

Abbreviation(s):

BRL	Brazillian Real

EUR	Euro

LIBOR	London Interbank Offered Rates

M	Month

REIT	Real Estate Investment Trust

UYU	Uruguayan Peso

Y	Year

TIAA-CREF LIFE FUNDS - Bond Fund

*	Non-income producing

†	Security is categorized as Level 3 in the fair value hierarchy.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities was $34,858,852 or 17.8% of net assets.

h	All or a portion of these securities were purchased on delayed delivery basis.

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.1%

GOVERNMENT AGENCY DEBT - 64.1%
$ 735,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/02/18	$734,972
500,000	FAMC	0.010	04/06/18	499,895
500,000	FAMC	0.010	05/04/18	499,331
410,000	FAMC	0.010	05/29/18	409,049
200,000	FAMC	0.010	10/02/18	198,098
330,000	Federal Farm Credit Bank (FFCB)	0.010	04/10/18	329,889
465,000	FFCB	0.010	04/11/18	464,804
500,000	FFCB	0.010	04/13/18	499,767
750,000	FFCB	0.010	04/17/18	749,487
200,000	FFCB	0.010	04/19/18	199,868
755,000	FFCB	0.010	04/23/18	754,359
900,000	FFCB	0.010	04/24/18	899,175
1,000,000	FFCB	0.010	04/25/18	999,093
820,000	FFCB	0.010	04/30/18	819,044
1,300,000	FFCB	0.010	05/01/18	1,298,217
500,000	FFCB	0.010	05/02/18	499,315
500,000	FFCB	0.010	05/07/18	499,290
520,000	FFCB	0.010	05/10/18	519,110
600,000	FFCB	0.010	05/14/18	598,961
800,000	FFCB	0.010	05/15/18	798,543
800,000	FFCB	0.010	05/17/18	798,211
230,000	FFCB	0.010	05/22/18	229,469
520,000	FFCB	0.010	05/23/18	518,783
500,000	FFCB	0.010	05/24/18	498,933
1,020,000	FFCB	0.010	06/04/18	1,017,073
445,000	FFCB	0.010	06/05/18	443,819
800,000	FFCB	0.010	06/06/18	797,536
300,000	FFCB	0.010	06/13/18	298,996
518,000	FFCB	0.010	06/15/18	516,435
275,000	FFCB	0.010	06/19/18	273,986
400,000	FFCB	0.010	07/05/18	398,163
275,000	Federal Home Loan Bank (FHLB)	0.010	04/02/18	274,989
300,000	FHLB	0.010	04/03/18	299,975
752,000	FHLB	0.010	04/04/18	751,902
1,000,000	FHLB	0.010	04/05/18	999,842
1,000,000	FHLB	0.010	04/06/18	999,797
1,600,000	FHLB	0.010	04/09/18	1,599,449
500,000	FHLB	0.010	04/11/18	499,782
500,000	FHLB	0.010	04/13/18	499,738
1,065,000	FHLB	0.010	04/18/18	1,064,209
500,000	FHLB	0.010	04/25/18	499,465
800,000	FHLB	0.010	04/27/18	799,052
1,450,000	FHLB	0.010	04/30/18	1,448,051
255,000	FHLB	0.010	05/01/18	254,690
500,000	FHLB	0.010	05/02/18	499,307
1,900,000	FHLB	0.010	05/04/18	1,896,970
1,400,000	FHLB	0.010	05/09/18	1,397,483
810,000	FHLB	0.010	05/11/18	808,529
898,000	FHLB	0.010	05/16/18	896,149
710,000	FHLB	0.010	05/29/18	708,044
516,000	FHLB	0.010	07/13/18	513,288
305,000	FHLB	0.010	08/03/18	303,088

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 500,000		Federal Home Loan Mortgage Corp (FHLMC)		0.010%	04/02/18	$499,981
500,000		FHLMC		0.010	04/03/18	499,959
645,000		FHLMC		0.010	04/10/18	644,765
294,000		FHLMC		0.010	04/11/18	293,894
1,000,000		FHLMC		0.010	04/12/18	999,600
1,200,000		FHLMC		0.010	04/16/18	1,199,285
288,000		FHLMC		0.010	04/18/18	287,822
295,000		FHLMC		0.010	04/23/18	294,749
500,000		FHLMC		0.010	04/24/18	499,485
1,195,000		FHLMC		0.010	04/26/18	1,193,853
500,000		FHLMC		0.010	05/07/18	499,210
300,000		FHLMC		0.010	06/20/18	298,840
500,000		FHLMC		0.010	07/11/18	497,405
596,000		Federal National Mortgage Association (FNMA)		0.010	04/04/18	595,923
400,000		FNMA		0.010	04/11/18	399,822
400,000		FNMA		0.010	04/17/18	399,737
800,000		FNMA		0.010	04/20/18	799,320
795,000		FNMA		0.010	05/02/18	793,925
1,160,000		FNMA		0.010	05/08/18	1,157,961
1,035,000		FNMA		0.010	05/09/18	1,033,269
305,000		FNMA		0.010	05/14/18	304,417
500,000		FNMA		0.010	05/16/18	499,000
1,000,000		FNMA		0.010	05/30/18	997,320
500,000		FNMA		0.010	06/18/18	498,191
500,000		Tennessee Valley Authority		0.010	04/10/18	499,781

		TOTAL GOVERNMENT AGENCY DEBT				50,762,984

TREASURY DEBT - 21.6%
2,670,000		United States Treasury Bill		0.010	04/05/18	2,669,558
775,000		United States Treasury Bill		0.010	04/12/18	774,644
1,283,000		United States Treasury Bill		0.010	04/19/18	1,282,028
500,000		United States Treasury Bill		0.010	04/26/18	499,467
500,000		United States Treasury Bill		0.010	05/03/18	499,309
343,000		United States Treasury Bill		0.010	05/17/18	342,292
500,000		United States Treasury Bill		0.010	06/07/18	498,508
108,000		United States Treasury Bill		0.010	06/14/18	107,632
1,105,000		United States Treasury Bill		0.010	06/21/18	1,101,086
700,000		United States Treasury Bill		0.010	06/28/18	697,305
790,000		United States Treasury Bill		0.010	07/05/18	786,258
915,000		United States Treasury Bill		0.010	07/19/18	910,933
700,000		United States Treasury Bill		0.010	08/16/18	695,731
192,000		United States Treasury Bill		0.010	08/30/18	190,528
350,000		United States Treasury Bill		0.010	09/13/18	347,433
1,205,000		United States Treasury Bill		0.010	09/20/18	1,194,231
1,270,000		United States Treasury Bill		0.010	10/11/18	1,258,790
1,000,000		United States Treasury Bill		0.010	11/08/18	989,809
500,000		United States Treasury Bill		0.010	12/06/18	494,142
500,000		United States Treasury Note		0.875	05/31/18	499,366
1,000,000		United States Treasury Note		1.125	06/15/18	999,613
250,000		United States Treasury Note		0.750	07/31/18	249,138

		TOTAL TREASURY DEBT				17,087,801

VARIABLE RATE SECURITIES - 14.4%
500,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 3 M - 0.230%	1.530	04/27/18	500,000
500,000	i	FAMC	LIBOR 1 M - 0.120%	1.752	05/25/18	500,000
500,000	i	FAMC	LIBOR 1 M - 0.120%	1.566	08/03/18	500,000
500,000	i	FAMC	LIBOR1 M - 0.100%	1.564	11/01/18	500,000
300,000	i	FAMC	LIBOR 1 M - 0.075%	1.611	02/04/19	300,000
500,000	i	FAMC	EFFR + 0.010%	1.440	04/01/19	500,000

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 500,000	i	Federal Farm Credit Bank (FFCB)	LIBOR 1 M - 0.100%	1.611%	08/08/18	$500,002
300,000	i	FFCB	FRED - 2.850%	1.900	08/10/18	300,022
300,000	i	FFCB	LIBOR 1 M + 0.030%	1.905	08/27/18	299,993
500,000	i	FFCB	LIBOR 1 M - 0.050%	1.758	09/17/18	499,977
500,000	i	FFCB	FRED- 3.020%	1.730	01/14/19	500,434
500,000	i	FFCB	LIBOR 3 M - 0.160%	1.560	01/15/19	500,000
500,000	i	FFCB	LIBOR 1 M - 0.110%	1.762	01/25/19	500,020
500,000	i	FFCB	FRED - 3.020%	1.730	03/27/19	500,546
500,000	i	FFCB	LIBOR 1 M - 0.145%	1.732	03/29/19	499,975
500,000	i	FFCB	LIBOR 1 M - 0.125%	1.577	06/07/19	500,000
250,000	i	FFCB	FRED - 3.080%	1.670	06/27/19	250,031
250,000	i	FFCB	FRED - 3.080%	1.670	08/16/19	249,966
300,000	i	FFCB	US Treasury 3 M+ 0.050%	1.818	10/18/19	300,000
250,000	i	FFCB	FRED - 3.065%	1.685	12/26/19	249,826
300,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.265%	1.480	04/20/18	300,001
500,000	i	FHLB	LIBOR 3 M - 0.200%	1.534	01/18/19	500,039
500,000	i	FHLB	LIBOR 1 M - 0.040%	1.814	02/22/19	500,250
400,000	i	FHLB	LIBOR 3 M - 0.235%	1.790	03/06/19	399,822
500,000	i	FHLB	LIBOR 1 M - 0.070%	1.670	07/12/19	499,994
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M - 0.160%	1.648	07/19/18	500,000
250,000	i	FHLMC	LIBOR 1 M - 0.100%	1.611	08/08/19	250,000

		TOTAL VARIABLE RATE SECURITIES				11,400,898

		TOTAL SHORT-TERM INVESTMENTS				79,251,683

		(Cost $79,251,683)
		TOTAL PORTFOLIO - 100.1%				79,251,683
		(Cost $79,251,683)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%				(109,333)

		NET ASSETS - 100.0%				$79,142,350

Abbreviation(s):

EFFR	Effective Federal Funds Rate

FRED	Federal Bank Prime Loan Rate

LIBOR	London Interbank Offered Rates

M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

SHARES	SECURITY	VALUE

TIAA-CREF Life Funds - 99.9%(a)

FIXED INCOME - 50.1%
2,982,661	TIAA-CREF Life Bond Fund	$30,244,179

	TOTAL FIXED INCOME	30,244,179

INTERNATIONAL EQUITY - 10.0%
650,569	TIAA-CREF Life International Equity Fund	6,011,255

	TOTAL INTERNATIONAL EQUITY	6,011,255

U.S. EQUITY - 39.8%
367,342	TIAA-CREF Life Growth Equity Fund	5,579,927
332,986	TIAA-CREF Life Growth & Income Fund	6,013,720
341,394	TIAA-CREF Life Large-Cap Value Fund	5,230,149
94,572	TIAA-CREF Life Real Estate Securities Fund	1,214,306
76,441	TIAA-CREF Life Small-Cap Equity Fund	1,200,119
204,123	TIAA-CREF Life Stock Index Fund	4,800,968

	TOTAL U.S. EQUITY	24,039,189

	TOTAL TIAA-CREF LIFE FUNDS	60,294,623

	(Cost $54,307,898)
	TOTAL INVESTMENTS - 99.9%	60,294,623
	(Cost $54,307,898)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	43,801

	NET ASSETS - 100.0%	$60,338,424

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments. As of March 31, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2018, there were no material transfers between levels by the Funds.

As of March 31, 2018, 100% of the value of investments in the Balanced Fund was valued based on Level 1 inputs, while 100% of the value of investments in the Money Market Fund was valued based on level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of March 31, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Consumer Discretionary	$18,413,574	$996,259	$—	$19,409,833
Health care	10,797,467	1,540,998	—	12,338,465
Industrials	8,244,503	615,020	—	8,859,523
Information Technology	51,619,482	494,013	—	52,113,495
All other equity investments*	9,218,348	—	—	9,218,348
Short-term investments	540,775	2,350,000	—	2,890,775
Written options**	(2,440)	—	—	(2,440)
Total	$98,831,709	$5,996,290	$—	$104,827,999
Growth & Income
Equity investments:
Consumer discretionary	$17,107,642	$1,831,354	$—	$18,938,996
Consumer staples	13,197,081	994,169	—	14,191,250
Financials	16,414,148	760,396	—	17,174,544
Health care	18,156,676	1,306,922	—	19,463,598
Industrials	16,392,192	691,171	—	17,083,363
Information Technology	38,439,810	691,124	—	39,130,934
All other equity investments*	17,789,145	—	—	17,789,145
Short-term investments	948,216	600,000	—	1,548,216
Purchased options	1,643	—	—	1,643
Written options**	(269,641)	—	—	(269,641)
Total	$138,176,912	$6,875,136	$—	$145,052,048
Large-Cap Value
Equity investments:
Consumer discretionary	$6,364,202	$760,092	$—	$7,124,294
Energy	9,179,638	131,716	—	9,311,354
Financials	17,333,412	611,798	—	17,945,210
Industrials	5,113,507	507,929	160	5,621,596
Materials	3,933,093	914,474	—	4,847,567
All other equity investments*	26,747,187	—	—	26,747,187
Short-term investments	1,403,141	1,150,000	—	2,553,141
Total	$70,074,180	$4,076,009	$160	$74,150,349
Real Estate Securities
Equity investments*	$67,247,750	$—	$—	$67,247,750
Short-term investments	—	2,150,000	—	2,150,000
Total	$67,247,750	$2,150,000	$—	$69,397,750
Small-Cap Equity
Equity investments*	$55,523,934	$—	$—	$55,523,934
Short-term investments	821,629	200,000	—	1,021,629
Total	$56,345,563	$200,000	$—	$56,545,563

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Social Choice Equity
Equity investments*	$60,300,515	$—	$—	$60,300,515
Short-term investments	646,749	350,000	—	996,749
Futures**	(10,134)			(10,134)
Total	$60,937,130	$350,000	$—	$61,287,130
Stock Index
Equity investments:
Consumer Discretionary	$56,101,404	$112	$—	$56,101,516
Financials	66,633,586	—	238	66,633,824
Health Care	58,282,240	9	112	58,282,361
Industrials	47,643,568	—	2,320	47,645,888
All other equity investments*	209,223,953	—	—	209,223,953
Short-term investments	6,504,915	5,100,000	—	11,604,915
Futures**	(156,539)	—	—	(156,539)
Total	$444,233,127	$5,100,121	$2,670	$449,335,918
International Equity
Equity investments:
Asia	$1,309,403	$30,133,623	$—	$31,443,026
Europe	—	73,049,750	—	73,049,750
Latin America	1,673,198	—	—	1,673,198
All other equity investments*	371,669	4,040,145	—	4,411,814
Short-term investments	943,404	1,600,000	—	2,543,404
Total	$4,297,674	$108,823,518	$—	$113,121,192
Bond
Bank loan obligations	$—	$1,357,517	$—	$1,357,517
Corporate bonds	—	80,415,917	68,841	80,484,758
Government bonds	—	80,192,672	—	80,192,672
Structured assets	—	28,177,890	389,659	28,567,549
Preferred stocks	130,997	—	—	130,997
Short-term investments	—	1,850,000	—	1,850,000
Unfunded loan commitment**	—	171	—	171
Total	$130,997	$191,994,167	$458,500	$192,583,664

*	For detailed categories, see the accompanying Schedules of investments.
**	Unfunded loan commitments and derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of March 31, 2018 are disclosed in the schedules of investments.

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedules of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values. The purchased and written options outstanding as of March 31, 2018 are disclosed in the schedules of investments.

Note 4—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/17	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 3/31/18
TIAA-CREF Life Balanced Fund
TIAA-CREF Life Funds:
Growth Equity	$5,379	$237	$240	$51	$153	$—	$5,580
Growth & Income	5,936	306	267	40	(1)	—	6,014
Large-Cap Value	5,300	305	238	18	(155)	—	5,230
Real Estate Securities	1,193	197	110	(4)	(61)	—	1,215
Small-Cap Equity	1,183	71	47	1	(8)	—	1,200
Stock Index	4,736	276	182	17	(46)	—	4,801
International Equity	5,947	456	338	60	(114)	—	6,011
Bond	29,621	2,203	1,084	(23)	(473)	—	30,244
	$59,295	$4,051	$2,506	$160	$(705)	$—	$60,295

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedule of investments. As of March 31, 2018, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At March 31, 2018, the Bond Fund held an unfunded loan commitment of $37,304.

Net unrealized appreciation (depreciation): At March 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$68,673,310	$36,825,747	$(668,618)	$36,157,129
Growth & Income	99,583,791	47,676,461	(1,938,563)	45,737,898
Large-Cap Value	61,964,383	15,450,569	(3,264,603)	12,185,966
Real Estate Securities	54,850,891	15,911,277	(1,364,418)	14,546,859
Small-Cap Equity	47,970,314	10,176,463	(1,601,214)	8,575,249
Social Choice Equity	36,810,572	26,049,394	(1,562,702)	24,486,692
Stock Index	226,449,525	233,388,048	(10,345,116)	223,042,932
International Equity	101,316,926	13,566,097	(1,761,831)	11,804,266
Bond	195,207,734	1,092,006	(3,716,247)	(2,624,241)
Balanced	54,307,898	6,036,879	(50,154)	5,986,725

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: May 21, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 21, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: May 21, 2018	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer